   As filed with the Securities and Exchange Commission on October 19, 2004
                                                             File No. 333-101940
                                                                       811-06285

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                     --------
         Post-Effective Amendment No.   6                                   [X]
                                     --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    208                                      [X]
                                --------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

 _____  immediately upon filing pursuant to paragraph (b) of Rule 485
 __X__  on November 1, 2004, pursuant to paragraph (b) of Rule 485
 _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
 _____  on __________, pursuant to paragraph (a)(1) of Rule 485
 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

PUTNAM HARTFORD CAPITAL MANAGER EDGE
SEPARATE ACCOUNT TEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-521-0538                                    [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series III and Series IIIR of Putnam Hartford Capital Manager Edge variable annuity. Please read it carefully.

Putnam Hartford Capital Manager Edge variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Net Premium Payment, which is any purchase payment less the sales charge and any premium taxes, to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Opportunities Fund of Putnam Variable Trust

- PUTNAM DISCOVERY GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Discovery Growth Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM EQUITY INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Equity Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL EQUITY SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Equity Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust (Closed to Contracts issued on or after May 3, 2004)

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL EQUITY SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Equity Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MID CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Mid Cap Value Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust (Closed to Contracts issued on or after May 3, 2004)

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

You may also allocate some or all of your Net Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: NOVEMBER 1, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: NOVEMBER 1, 2004

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLES                                                                    6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 10
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            10
--------------------------------------------------------------------------------
  The Separate Account                                                       10
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              13
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  The Hartford's Principal First                                             20
--------------------------------------------------------------------------------
  The Hartford's Principal First Preferred                                   20
--------------------------------------------------------------------------------
  Death Benefit                                                              23
--------------------------------------------------------------------------------
  Surrenders                                                                 32
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              33
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     36
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            36
--------------------------------------------------------------------------------
  Legal Matters                                                              37
--------------------------------------------------------------------------------
  More Information                                                           38
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   38
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     43
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           44
--------------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     48
--------------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   54
--------------------------------------------------------------------------------
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES          55
--------------------------------------------------------------------------------
APPENDIX V -- ACCUMULATION UNIT VALUES                                       56
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.



BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account."

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NET PREMIUM PAYMENT: This is your Premium Payment minus any sales charge and Premium Tax, or any other fee that we take prior to allocating payments according to your instructions.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.


THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.



THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a
  percentage of Premium Payments)                     5.5%
---------------------------------------------------------
Range of Sales Charges Imposed on Purchases (as a
  percentage of Premium Payments) (1):

                                                    SALES
CUMULATIVE PREMIUM PAYMENT                          CHARGE
----------------------------------------------------------
    Up to $49,999.99                                  5.5%
----------------------------------------------------------
    $50,000 to $99,999.99                             4.5%
----------------------------------------------------------
    $100,000 to $249,999.99                           3.5%
----------------------------------------------------------
    $250,000 to $499,999.99                           2.5%
----------------------------------------------------------
    $500,000 to $999,999.99                           2.0%
----------------------------------------------------------
    $1,000,000 and over                               1.0%
----------------------------------------------------------

(1) Hartford may waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who meet certain aggregate Premium Payment levels.


CONTRACT OWNER PERIODIC EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


                                          IF YOU CHOOSE  IF YOU CHOOSE
                                           THE ASSET     THE PREMIUM
                                          PROTECTION     PROTECTION
                                          DEATH BENEFIT  DEATH BENEFIT
----------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                        $30            $30
----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge            0.80%          0.80%
----------------------------------------------------------------------
    Administrative Charge                        0.15%          0.15%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses                                    0.95%          0.95%
----------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of
  average daily Sub-Account Value)
    MAV/EPB Death Benefit Charge (3)             0.30%          0.30%
----------------------------------------------------------------------
    The Hartford's Principal First
     Charge                                      0.50%          0.50%
----------------------------------------------------------------------
    The Hartford's Principal First
     Preferred Charge                            0.20%          0.20%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses with all optional charges          1.95%          1.95%
----------------------------------------------------------------------


(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(3) The MAV/EPB Death Benefit is not available for Contracts issued in New York, Minnesota or Washington. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in New York, Minnesota or Washington. The charge is 0.30% of the average daily Sub-Account Value.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.74%      2.21%
--------------------------------------------------------------

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         ANNUAL FUND OPERATING EXPENSES

                        As of the Fund's Year Fiscal End
                    (As a percentage of average net assets)


                                                               TOTAL ANNUAL
                                                               FUND OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE                         TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                        AND/OR                   WAIVERS        FEE WAIVERS OR   FUND
                           MANAGEMENT  SERVICING     OTHER     OR EXPENSE         EXPENSE       OPERATING
                             FEES      FEES (2)      EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

Putnam VT American
  Government Income
  Fund -- Class IB             0.65%        0.25%      0.09%          0.99%             N/A        0.99%
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
  Appreciation Fund --
  Class IB                     0.65%        0.25%      0.41%          1.31%             N/A        1.31%
---------------------------------------------------------------------------------------------------------
Putnam VT Capital
  Opportunities Fund --
  Class IB (1)(3)              0.65%        0.25%      1.31%          2.21%            0.91%       1.30%
---------------------------------------------------------------------------------------------------------
Putnam VT Discovery
  Growth Fund -- Class IB      0.70%        0.25%      0.38%          1.33%             N/A        1.33%
---------------------------------------------------------------------------------------------------------
Putnam VT Diversified
  Income Fund -- Class IB      0.69%        0.25%      0.13%          1.07%             N/A        1.07%
---------------------------------------------------------------------------------------------------------
Putnam VT Equity Income
  Fund -- Class IB (1)(3)      0.65%        0.25%      0.67%          1.57%            0.27%       1.30%
---------------------------------------------------------------------------------------------------------
Putnam VT The George
  Putnam Fund of
  Boston -- Class IB           0.63%        0.25%      0.10%          0.98%             N/A        0.98%
---------------------------------------------------------------------------------------------------------
Putnam VT Global Asset
  Allocation Fund --
  Class IB                     0.70%        0.25%      0.25%          1.20%             N/A        1.20%
---------------------------------------------------------------------------------------------------------
Putnam VT Global Equity
  Fund -- Class IB             0.77%        0.25%      0.15%          1.17%             N/A        1.17%
---------------------------------------------------------------------------------------------------------
Putnam VT Growth and
  Income Fund -- Class IB      0.48%        0.25%      0.05%          0.78%             N/A        0.78%
---------------------------------------------------------------------------------------------------------
Putnam VT Growth
  Opportunities Fund --
  Class IB                     0.70%        0.25%      0.26%          1.21%             N/A        1.21%
---------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences
  Fund -- Class IB             0.70%        0.25%      0.14%          1.09%             N/A        1.09%
---------------------------------------------------------------------------------------------------------
Putnam VT High Yield
  Fund -- Class IB             0.67%        0.25%      0.11%          1.03%             N/A        1.03%
---------------------------------------------------------------------------------------------------------
Putnam VT Income Fund --
  Class IB                     0.59%        0.25%      0.09%          0.93%             N/A        0.93%
---------------------------------------------------------------------------------------------------------
Putnam VT International
  Equity Fund -- Class IB      0.76%        0.25%      0.18%          1.19%             N/A        1.19%
---------------------------------------------------------------------------------------------------------
Putnam VT International
  Growth and Income
  Fund -- Class IB             0.80%        0.25%      0.22%          1.27%             N/A        1.27%
---------------------------------------------------------------------------------------------------------
Putnam VT International
  New Opportunities
  Fund -- Class IB             1.00%        0.25%      0.26%          1.51%             N/A        1.51%
---------------------------------------------------------------------------------------------------------
Putnam VT Investors
  Fund -- Class IB             0.65%        0.25%      0.10%          1.00%             N/A        1.00%
---------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value
  Fund -- Class IB (1)(3)      0.70%        0.25%      1.20%          2.15%            0.80%       1.35%
---------------------------------------------------------------------------------------------------------
Putnam VT Money Market
  Fund -- Class IB             0.42%        0.25%      0.07%          0.74%             N/A        0.74%
---------------------------------------------------------------------------------------------------------
Putnam VT New
  Opportunities Fund --
  Class IB                     0.59%        0.25%      0.08%          0.92%             N/A        0.92%
---------------------------------------------------------------------------------------------------------
Putnam VT New Value
  Fund -- Class IB             0.70%        0.25%      0.09%          1.04%             N/A        1.04%
---------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging
  Growth Fund -- Class IB      0.70%        0.25%      0.19%          1.14%             N/A        1.14%
---------------------------------------------------------------------------------------------------------
Putnam VT Research
  Fund -- Class IB             0.65%        0.25%      0.14%          1.04%             N/A        1.04%
---------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value
  Fund -- Class IB             0.79%        0.25%      0.12%          1.16%             N/A        1.16%
---------------------------------------------------------------------------------------------------------
Putnam VT Utilities
  Growth and Income
  Fund -- Class IB             0.70%        0.25%      0.13%          1.08%             N/A        1.08%
---------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund --
  Class IB                     0.65%        0.25%      0.11%          1.01%             N/A        1.01%
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund --
  Class IB                     0.55%        0.25%      0.07%          0.87%             N/A        0.87%
---------------------------------------------------------------------------------------------------------


(1) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

(2) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.


(3) In order to limit the expenses of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, Putnam Management has agreed to limit each Fund's compensation (and, to the extent necessary, bear other expenses of each Fund) through December 31, 2004.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1) If you Surrender your Contract at the end of the applicable time period:



1 year                                              $ 960
---------------------------------------------------------
3 years                                             $1,789
---------------------------------------------------------
5 years                                             $2,628
---------------------------------------------------------
10 years                                            $4,776
---------------------------------------------------------



(2) If you annuitize at the end of the applicable time period:



1 year                                              $ 953
---------------------------------------------------------
3 years                                             $1,781
---------------------------------------------------------
5 years                                             $2,621
---------------------------------------------------------
10 years                                            $4,768
---------------------------------------------------------



(3) If you do not Surrender your Contract:



1 year                                              $ 960
---------------------------------------------------------
3 years                                             $1,789
---------------------------------------------------------
5 years                                             $2,628
---------------------------------------------------------
10 years                                            $4,776
---------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a sales charge. You may bear the investment risk for your Net Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The percent of the sales charge depends on the size of your Premium Payment to date. The bigger your Premium Payment to date, the lower the percentage of your sales charge:


          CUMULATIVE                 SALES
       PREMIUM PAYMENT              CHARGE
---------------------------------------------
 Up to $49,999.99                    5.5%
---------------------------------------------
 $50,000 to $99,999.99               4.5%
---------------------------------------------
 $100,000 to $249,999.99             3.5%
---------------------------------------------
 $250,000 to $499,999.99             2.5%
---------------------------------------------
 $500,000 to $999,999.99             2.0%
---------------------------------------------
 $1,000,000 and over                 1.0%
---------------------------------------------

If you have other Contracts with us, under a program called "RIGHTS OF ACCUMULATION," we might include those Premium Payments when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other Contracts qualify.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower percentage sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we actually received in the 13-month period. If the percentage sales charge on the actual amount received is more than the percentage sales charge we actually deducted, we will deduct the outstanding sales charge proportionally from all your Accounts. We may also accept a Letter of Intent for another 13 month period for subsequent Premium Payments. The Letter of Intent may not be available in all states.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 0.80% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit". If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Funds.



- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% from your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options.

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain, and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,
- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                 HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING      BASIS OF RATING
------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            7/17/03        A+  Financial strength
------------------------------------------------------------------------------------
 Standard & Poor's                       12/01/03       AA-  Financial strength
------------------------------------------------------------------------------------
 Fitch                                    1/09/04       AA   Financial strength
------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account"under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund pursues its goal by investing mainly in U.S. government bonds, although it may also invest in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities of private issuers rated AAA or its equivalent, at the time of purchase, by a nationally recognized securities rating agency, or if unrated, that the fund determines to be of comparable quality.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DISCOVERY GROWTH FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund pursues its goal by investing in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND (Closed to Contracts issued on or after May 3, 2004.) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MID CAP VALUE FUND -- Seeks capital appreciation and, as a secondary objective, current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in midsized companies of a size similar to those in the Russell Midcap Value Index.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management thinks have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which Putnam Management places on the company, or whose earnings Putnam Management believes are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND (Closed to Contracts issued on or after May 3, 2004.) -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate

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14
                                                 HARTFORD LIFE INSURANCE COMPANY
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Account Annual Expenses without any optional charge deductions, the lowest Sales
Charge and does not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A Money Market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred

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                                                                              15
HARTFORD LIFE INSURANCE COMPANY
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from the Program to the selected Sub-Accounts in 3 to 6 months. Under the
12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.


We may receive payments from Putnam Retail Management to help reimburse us for the cost of crediting higher rates under a DCA Plus Program.


THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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This prospectus describes two versions of the Contract. Series III of the
Contract was sold before January 30, 2004. Series IIIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment minus the sales charge and any Premium Tax is your Net Premium Payment. Your Net Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, your Net Premium Payment will be on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, your Net Premium Payment will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, your Net Premium Payment will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Net Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Net Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM



Effective for Contracts delivered on or after July 1, 2004, any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:



- Elect the Senior Protection Program, or



- Elect to immediately allocate the initial Premium Payments to the other investment options.



Under the Senior Protection Program we will allocate your initial Premium Payment to the Putnam Money Market Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.



If you elect the Senior Protection Program you will not be able to participate in any Investease-Registered Trademark- or Dollar Cost Averaging Program until after the Program has terminated. Certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Putnam Money Market Sub-Account unless you direct otherwise.



You may elect to terminate your participation in the Senior Protection Program at any time. If you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Putnam Money Market Sub-Account to another investment option we will automatically terminate your participation in the Senior Protection Program. If your participation in the Senior Protection Program is terminated, any Contract Value allocated to the Putnam Money Market Sub-Account will be automatically reallocated as initially scheduled 35 days after your initial Premium Payment is invested. The reallocation will occur in accordance with your original investment instructions unless you direct us otherwise.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will refund any sales charge deducted during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, you will receive back whatever your Contract Value is worth on the day we receive your request. The Contract Value may be more or less than your Premium Payments depending upon the performance of your sub-accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any charges or deductions assessed during this period. In certain states, we are required to give you back your Premium Payment if you decide to cancel your contract.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value:
(1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation

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                                                                              17
HARTFORD LIFE INSURANCE COMPANY
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Units by the Accumulation Unit Value. Therefore, on any Valuation Day the
investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Net Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments by the Accumulation Unit Value for that day. The more Net Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by


- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.


We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Each of these products and plans may have different transfer restrictions or no transfer restrictions at all. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program. If you purchase your Contract in

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18
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Oregon, we may limit your total number of transfers to 1 transfer every 30 days, submitted in writing.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest value of your total amount in the Fixed Accumulation Feature as of any Contract Anniversary or the Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to the largest of your total previous transfers from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-521-0538.

- Electronically, if available, by the Internet through our website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

SALES CHARGE

The purpose of the sales charge is to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the sales charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The amount of the sales charge depends on the size of your

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                                                                              19
HARTFORD LIFE INSURANCE COMPANY
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Premium Payment. The bigger your Premium Payments to date, the lower the percentage of your sales charge:


          CUMULATIVE                 SALES
       PREMIUM PAYMENT              CHARGE
---------------------------------------------
 Up to $49,999.99                    5.5%
---------------------------------------------
 $50,000 to $99,999.99               4.5%
---------------------------------------------
 $100,000 to $249,999.99             3.5%
---------------------------------------------
 $250,000 to $499,999.99             2.5%
---------------------------------------------
 $500,000 to $999,999.99             2.0%
---------------------------------------------
 $1,000,000 and over                 1.0%
---------------------------------------------

If you have other investment products with us, under a program called "RIGHTS OF ACCUMULATION," we might include those account values when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other investment products qualify. Under our Rights of Accumulation program, if you, your spouse or any other immediate family member are the owner of any other individual annuity contract or variable life insurance policy issued by Hartford or its affiliates, shares of any mutual fund sponsored by Hartford, or shares of another mutual fund or 529 plan that Hartford has approved for the program, we will include those account values along with your Premium Payments when determining your sales charge for the Contract. The other contracts, policies and mutual funds must be identified by you at the time you complete your application or request for annuity, and each time you make subsequent Premium Payments, and must be recognized by Hartford as part of this program. Ask your registered representative or call us to see if your other contracts, policies or mutual funds qualify. This program may not be available in all States.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we received in the 13 month period. If it turns out you owe us additional money, we will deduct this amount proportionally from your Accounts. We may also accept a Letter of Intent for another 13 month period for subsequent Premium Payments. The Letter of Intent may not be available in all states.

Hartford may waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who met certain aggregate premium payment levels.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 0.80% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Net Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts.

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                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit". If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts.


- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred can be elected for an additional annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. This is an annual charge that is deducted daily.



REDUCED FEES AND CHARGES



We may offer, in our discretion, reduced fees and charges including, but not limited to Sales Charges, the Mortality and Expense Risk Charge, and the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.



THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED



ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED



You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.



Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.



You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year. If you cancel The Hartford's Principal First Preferred all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once the Hartford's Principal First Preferred is cancelled it cannot be reinstated.



OVERVIEW



The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a

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HARTFORD LIFE INSURANCE COMPANY
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guarantee of the Benefit Amount that you can access through a series of payments.



DETERMINING YOUR BENEFIT AMOUNT



The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.



Please note:



- Your Benefit Amount can never be more than $5 million dollars.



- Your Benefit Amount is reduced as you take withdrawals.



Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment for The Hartford's Principal First is equal to 7% of the initial Benefit Amount. The Benefit Payment for The Hartford's Principal First Preferred is equal to 5% of the initial Benefit Amount.



BENEFIT PAYMENTS



Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.



Please note -- If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.



The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.



If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.



If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:



- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.



- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.



If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.



If you change the ownership or assign this Contract to someone other than your spouse within 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.



The Benefit Amount will be recalculated to equal the lesser of:



- The Benefit Amount immediately prior to the ownership change or assignment, or



- The Contract Value at the time of the ownership change or assignment.



Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by a percentage of the amount of the subsequent Premium Payment (7% for The Hartford's Principal First or 5% for The Hartford's Principal First Preferred).



SURRENDERING YOUR CONTRACT



You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have


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                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

received under The Hartford's Principal First or The Hartford's Principal First Preferred.



If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.



The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.



While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.



ANNUITIZING YOUR CONTRACT



If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.



Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.



If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.



If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.



KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED



While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.



FEATURES                             THE HARTFORD'S PRINCIPAL FIRST                 THE HARTFORD'S PRINCIPAL FIRST PREFERRED
---------------------------------------------------------------------------------------------------------------------------------
Charge                     0.50% of Sub-Account Value                          0.20% of Sub-Account Value
---------------------------------------------------------------------------------------------------------------------------------
Benefit Payment            7% of Benefit Amount                                5% of Benefit Amount
---------------------------------------------------------------------------------------------------------------------------------
Revocability               - Irrevocable.                                      - Revocable anytime after the 5th Contract Year.
                           - Charge continues to be deducted until we begin    - Charge will terminate if The Hartford's
                             to make annuity payouts.                          Principal First Preferred is cancelled.
---------------------------------------------------------------------------------------------------------------------------------
Step Up                    - After the 5th Contract Year, and every five       - Not Available.
                           years thereafter
---------------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age          - Non-Qualified & Roth IRA -- same as maximum       - Non-Qualified & Roth IRA -- same as maximum
                             Contract issue age.*                                Contract issue age.*
                           - IRA/Qualified -- Age 80                           - IRA/Qualified -- Age 70
---------------------------------------------------------------------------------------------------------------------------------
Investment Restrictions    - None                                              - You are not permitted to transfer more than 10%
                                                                                 of your Contract Value as of your last Contract
                                                                                 Anniversary between certain investment options.
                                                                                 This restriction is not currently enforced.
---------------------------------------------------------------------------------------------------------------------------------
Spousal Continuation       - Available                                         - Available
---------------------------------------------------------------------------------------------------------------------------------



* For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract".



THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP



Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract


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can "step up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.



THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS



If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction.



NON-GROWTH SUB-ACCOUNTS                                                           GROWTH SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                             Putnam Discovery Growth
Putnam Capital Appreciation                                   Putnam Growth Opportunities
Putnam Capital Opportunities                                  Putnam International New Opportunities
Putnam Diversified Income                                     Putnam New Opportunities
Putnam Equity Income                                          Putnam OTC & Emerging Growth
Putnam The George Putnam Fund of Boston                       Putnam Vista
Putnam Global Asset Allocation                                Putnam Voyager
Putnam Global Equity
Putnam Growth and Income
Putnam High Yield
Putnam Income
Putnam International Equity
Putnam International Growth and Income
Putnam Investors
Putnam Mid Cap Value
Putnam Money Market
Putnam New Value
Putnam Research
Putnam Small Cap Value
Putnam Utilities Growth and Income
--------------------------------------------------------------------------------------------------------------------------



REQUIRED MINIMUM DISTRIBUTIONS



Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.



For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.



OTHER INFORMATION



The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.



The Hartford's Principal First Preferred is only available to Contracts issued on or after November 1, 2004.



For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.



We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract



For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."


DEATH BENEFIT

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed

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24
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit". The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-521-0538.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH
BENEFIT CHOICES                             SUMMARY                                             HOW IT WORKS
--------------------------------------------------------------------------------------------------------------------------------

Asset Protection      Not available if you elect the Premium Protection     This Death Benefit is the greatest of:
Death Benefit         Death Benefit.                                        X Contract Value; or
                      No extra charge.                                      X Contract Value PLUS 25% of the total Premium
                      If you do not elect a Death Benefit, we will issue      Payments excluding any subsequent Premium Payments
                      your Contract with the Asset Protection Death           we receive within 12 months of death or after
                      Benefit.                                                death. Premium Payments are adjusted for any
                                                                              partial Surrenders; or
                                                                            X Contract Value PLUS 25% of your Maximum
                                                                              Anniversary Value excluding any subsequent Premium
                                                                              Payments we receive within 12 months of death or
                                                                              after death.
                                                                            This Death Benefit cannot exceed the greatest of:
                                                                            X Contract Value; or
                                                                            X Total Premium Payments adjusted for any partial
                                                                              Surrenders; or
                                                                            X Your Maximum Anniversary Value.
--------------------------------------------------------------------------------------------------------------------------------
Premium Protection    Not available if you elect the Asset Protection       This Death Benefit is the greater of:
Death Benefit         Death Benefit.                                        X Contract Value; or
                      No extra charge.                                      X Total Premium Payments you have made to us minus
                      You cannot choose this Death Benefit if either you    an adjustment for any partial Surrenders.
                      or your Annuitant are 76 years old or older.
--------------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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
OPTIONAL DEATH
BENEFIT                                     SUMMARY                                             HOW IT WORKS
--------------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death         Optional Death Benefit that is available for an       If you elect this Death Benefit with the Asset
Benefit               additional annual charge equal to 0.30% of your       Protection Death Benefit, your Death Benefit will be
                      Contract Value invested in the Sub-Accounts and is    the greatest of:
                      deducted daily.                                       X The Asset Protection Death Benefit described
                      Only available upon purchase.                           above;
                      May elect in addition to either the Asset Protection  X The total Premium Payments you have made to us
                      Death Benefit or the Premium Protection Death           adjusted for any partial Surrenders;
                      Benefit. The Death Benefit will be the same           X Your Maximum Anniversary Value; or
                      regardless of whether you elect the Asset Protection  X The Earnings Protection Benefit.
                      Death Benefit or the Premium Protection Death         If you elect this Death Benefit with the Premium
                      Benefit.                                              Protection Death Benefit, your Death Benefit will be
                      You cannot choose this Death Benefit by itself.       the greatest of:
                      You cannot choose this Death Benefit if you or your   X The Premium Protection Death Benefit described
                      Annuitant are 76 years old or older.                    above;
                                                                            X Your Maximum Anniversary Value; or
                                                                            X The Earnings Protection Benefit.
--------------------------------------------------------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-  You made an initial Premium Payment of $100,000.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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
We determine the Asset Protection Death Benefit by  Based on the assumptions above, here is how we
finding the greatest of these three values:         would do the actual calculations:
------------------------------------------------------------------------------------------------------
X Contract Value or                                 Contract Value equals $115,000.
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of the total Premium      $115,000 + [25% (($100,000 - $0) - $8,000)] =
  Payments excluding any subsequent Premium         $138,000
  Payments we receive within 12 months of death or
  after death. Premium Payments are adjusted for
  any partial Surrenders; or
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of your Maximum           $115,000 + [25% ($150,000)] = $152,500.
  Anniversary Value excluding any subsequent
  Premium Payments we receive within 12 months of
  death or after death.
------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET
PROTECTION DEATH BENEFIT MAXIMUM.
------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed    Based on the assumptions above, here is the
the greatest of:                                    calculation of the Asset Protection Death Benefit
                                                    Maximum:
------------------------------------------------------------------------------------------------------
X Contract Value;                                   - Contract Value is $115,000,
------------------------------------------------------------------------------------------------------
X total Premium Payments you have made to us,       - total Premium Payments you have made to us minus
  adjusted for any partial Surrenders; or           an adjustment for any partial Surrenders
                                                      [$100,000 - $8,000 = $92,000], or
------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value.                   - Your Maximum Anniversary Value is $150,000.
------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II".

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II".

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

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HARTFORD LIFE INSURANCE COMPANY
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
HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.
We determine the Premium Protection Death Benefit by finding  Based on the assumptions above, here is how we would do the
the greater of these two values:                              actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value; or                                          $115,000
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus an         $100,000 - $8,000 = $92,000
  adjustment for any partial Surrenders.
--------------------------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
--------------------------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders".

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFIT
You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit". The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in New York, Minnesota or Washington. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH        MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
BENEFIT                                                                                 BENEFIT
--------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset           The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:       Protection Death Benefit or the following two values:
--------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an     - Your Maximum Anniversary Value; or
  adjustment for any partial Surrenders;
--------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value; or                          - The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Net Premium Payments and add adjustments for any partial Surrenders made during that time.

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28
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Net Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Net Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Net Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-  You made a single Premium Payment of $100,000,

- After deduction of Sales Charge, your Net Premium Payment is $96,500. This was your Contract Value on the date you purchased your Contract,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

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                                                                              29
HARTFORD LIFE INSURANCE COMPANY
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Based on the assumptions above, this table shows how we would do the calculations:

   MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT        MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
----------------------------------------------------------------  ----------------------------------------------------------------
Asset Protection Death Benefit    $150,000                        Premium Protection Death          $115,000
(see Example above)                                               Benefit (see Example above)
----------------------------------------------------------------  ----------------------------------------------------------------
The total Premium Payments you    $100,000 - $8,000 = $92,000     Your Maximum Anniversary          $150,000
have made to us minus an                                          Value; or
adjustment for any partial
Surrenders;
----------------------------------------------------------------  ----------------------------------------------------------------

Your Maximum Anniversary          $150,000                        The Earnings Protection           Contract Value minus Contract
Value; or                                                         Benefit                           Value on the date you
                                                                                                    purchased your Contract
                                                                                                    [$115,000 - $96,500 = $18,500]
                                                                                                    40% of Contract gain plus
                                                                                                    Contract Value [$18,500 x 40%
                                                                                                    = $7,400] + $115,000 =
                                                                                                    $122,400]
----------------------------------------------------------------  ----------------------------------------------------------------

The Earnings Protection           Contract Value minus Contract   Death Benefit Amount              Because the Maximum
Benefit                           Value on the date you                                             Anniversary Value was the
                                  purchased your Contract                                           greatest of the three values
                                  [$115,000 - $96,500 = $18,500]                                    compared, the Death Benefit is
                                  40% of Contract gain plus                                         $150,000
                                  Contract Value [[$18,500 x 40%
                                  = $7,400] + $115,000 =
                                  $122,400]
----------------------------------------------------------------  ----------------------------------------------------------------
Death Benefit Amount              Because the Maximum
                                  Anniversary Value was the
                                  greatest of the four values
                                  compared, the Death Benefit is
                                  $150,000
----------------------------------------------------------------  ----------------------------------------------------------------

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/ EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN NEW YORK, MINNESOTA OR WASHINGTON

The optional Death Benefit is different for Contracts issued in New York, Minnesota or Washington. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months

30
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can make Sub-Account transfers.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To

                                                                              31
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit in one lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit had the spouse elected to receive the Death Benefit as a lump sum payment. This Spousal Contract Continuation is available only once for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    Death Benefit is paid to the
                                                                Annuitant                       Contract Owner and not the
                                                                                                designated Beneficiary.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives the
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives the payout at death,
                                                                if any.
----------------------------------------------------------------------------------------------


THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

32
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

                                                                              33
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Valuation Day immediately following the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made

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are less than the Contract Value on the Annuity Commencement Date minus any
Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until the second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We make Annuity Payouts during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee to make those Annuity Payouts for a time period you select which is not less than 5 years and no more than 100 years minus your younger Annuitant's age. If both the Annuitant and your Joint Annuitant die before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the present value of the remaining payments in one sum. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units; for fixed dollar amount Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION


If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION



If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic variable Annuity

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  Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable amount Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial policies, and

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

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TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may
transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------


We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional Charge for these Programs.


INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is

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registered with the Securities and Exchange Commission under the Securities
Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will waive the Sales Charge. This waiver in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

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MORE INFORMATION


You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure.

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    However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the

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    portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue
Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract

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is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

Certain other exceptions are also available.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section
403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 +
  25%($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25%($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed, $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25%($83,571) = $140,893 (See Below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See Below)], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See Below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- After Deduction of Sales Charge, your Net Premium Payment is $96,500

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($96,500),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$4,773, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $20,903.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($96,500),

- Plus Sales Charge deducted on or before the MAV/EPB Death Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your Adjusted Maximum Anniversary Value is $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (see Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (see Example 1 under under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $20,903 or $8,361 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $125,764. This is the greatest of the four values compared.

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- After Deduction of Sales Charge, your Net Premium Payment is 96,500,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($96,500),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$6,500, which is greater than zero, so there is a $6,500 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($6,500),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($96,500),

- plus Sales Charge deducted on or before the MAV/EPB Death Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($6,500),

Which equals $93,500. The cap is 200% of $93,500, which is $187,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After Deduction of Sales Charge, your Net Premium Payment is $96,500,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $125,764. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $125,764. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After Deduction of Sales Charge, your Net Premium Payment is $96,500,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES



EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.



EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN



- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).



- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN



- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).



- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.



EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."



Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN



We recalculate your Benefit Amount by comparing the results of two calculations:



- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."



- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."



Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.



We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

56
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX V -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 12.740(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.545
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.671(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.429
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.822(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.634
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.781(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.559
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.752(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.946
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.746(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.890
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM DISCOVERY GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  4.239(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.881
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.204(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.823
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

                                                                              57
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 14.487(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.644
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 14.409(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.500
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
PUTNAM EQUITY INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.632(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.074
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.626(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.022
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 26.332(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 29.303
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 26.189(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 29.034
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM GLOBAL EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 16.253(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 19.068
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 16.165(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.893
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

58
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 39.290(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 45.173
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 39.077(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 44.758
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  3.902(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.365
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  3.881(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.325
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.415(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.261
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.364(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.167
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 25.095(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 28.028
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 24.959(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 27.771
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

                                                                              59
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 25.511(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 25.450
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 25.372(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 25.216
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          1
----------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 12.757(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.264
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.687(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.124
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          3
----------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 11.411(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 14.356
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 11.349(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 14.224
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.900(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.723
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.851(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.625
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

60
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.139(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.247
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.100(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.172
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          6
----------------------------------------------------------------
PUTNAM MID CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.893(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.827
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.887(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.772
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.693(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.687
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         32
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.683(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.672
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 16.124(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.642
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 16.036(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.471
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------

                                                                              61
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 13.592(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 16.114
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 13.518(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.966
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  4.444(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.171
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.420(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.123
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          1
----------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.106(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.583
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.051(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.476
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 13.582(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 17.508
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 13.508(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 17.347
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

62
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.385(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.236
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.328(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.133
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          1
----------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 16.685(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.350
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 16.595(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.181
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.336(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.063
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.280(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.952
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 42.879(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 48.768
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 42.646(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 48.320
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

(a) Inception date June 2, 2003.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series III and Series IIIR of Putnam Hartford Capital Manager Edge variable annuity to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
       SERIES III AND SERIES IIIR OF PUTNAM HARTFORD CAPITAL MANAGER EDGE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: November 1, 2004
Date of Statement of Additional Information: November 1, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparison                                         4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2004 except for Note 14, as to which the date is May 27, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for (a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $8,589,864; 2002: $7,244,963; and 2001: $18,297,588.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible sales charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 12.740(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.545
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 12.703(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.487
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.703(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.482
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.671(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.429
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.822(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.634
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  6.802(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.599
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.802(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.596
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.781(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.559
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.752(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.946
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.749(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.920
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.749(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.916
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.746(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.890
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM DISCOVERY GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  4.239(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.881
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  4.227(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.859
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.226(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.857
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.204(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.823
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 14.487(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.644
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 14.446(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.572
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 14.445(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.566
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 14.409(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.500
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
PUTNAM EQUITY INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.632(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.074
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.629(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.050
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.629(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.046
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.626(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.022
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 26.332(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 29.303
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 26.256(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 29.168
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 26.255(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 29.158
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 26.189(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 29.034
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM GLOBAL EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 16.253(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 19.068
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 16.206(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.980
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 16.205(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.974
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 16.165(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.893
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 39.290(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 45.173
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 39.177(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 44.964
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 39.175(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 44.949
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 39.077(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 44.758
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  3.902(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.365
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  3.890(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.345
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  3.890(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.344
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  3.881(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.325
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.415(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.261
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.388(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.214
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.387(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.210
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.364(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.167
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 25.095(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 28.028
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 25.023(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 27.899
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 25.022(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 27.889
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 24.959(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 27.771
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 25.511(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 25.450
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 25.437(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 25.332
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 25.436(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 25.324
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 25.372(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 25.216
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          1
----------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 12.757(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.264
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 12.720(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.194
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.719(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.189
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.687(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.124
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          3
----------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 11.411(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 14.356
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 11.378(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 14.290
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 11.377(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 14.285
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 11.349(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 14.224
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.900(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.723
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.874(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.674
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.874(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.670
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.851(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.625
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.139(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.247
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  7.118(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.209
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.118(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.206
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          1
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.100(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.172
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          6
----------------------------------------------------------------
PUTNAM MID CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.893(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.827
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.890(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.802
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.889(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.798
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.887(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.772
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.693(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.687
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         32
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.688(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.679
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.688(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.679
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.683(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.672
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 16.124(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.642
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 16.077(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.556
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 16.076(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.550
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 16.036(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.471
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 13.592(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 16.114
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 13.552(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 16.040
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 13.552(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 16.034
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 13.518(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 15.966
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  4.444(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.171
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  4.431(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.147
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.431(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.145
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.420(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.123
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          1
----------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.106(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.583
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.076(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.529
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.076(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.525
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.051(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.476
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 13.582(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 17.508
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 13.543(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 17.427
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 13.543(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 17.421
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 13.508(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 17.347
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.385(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.236
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.355(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.184
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.354(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.181
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.328(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.133
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          1
----------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 16.685(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.350
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 16.637(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.265
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 16.636(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.259
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 16.595(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 18.181
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.336(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.063
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.306(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.007
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.306(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.003
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.280(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.952
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 42.879(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 48.768
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 42.755(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 48.543
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 42.754(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 48.526
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 42.646(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 48.320
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

(a) Inception date June 2, 2003.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten (the "Account") comprising the Putnam Mid Cap Value, Putnam American Government Income, Putnam Capital Appreciation, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, Putnam Discovery Growth, Putnam Capital Opportunities, Putnam Equity Income, Salomon Brothers Variable All Cap Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, and the Salomon Brothers Variable Total Return Fund (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life Insurance Company Separate Account Ten as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                   PUTNAM
                                                  AMERICAN         PUTNAM
                                 PUTNAM          GOVERNMENT       CAPITAL
                             MID CAP VALUE         INCOME       APPRECIATION
                            SUB-ACCOUNT (A)      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ---------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         581,686          9,218,312      1,338,470
      Class IB...........          97,637            394,494        138,741
      Other class........        --                 --              --
                               ==========       ============    ===========
    Cost:
      Class IA...........      $6,719,000       $105,743,102    $ 9,756,397
      Class IB...........       1,152,969          4,637,438        945,799
      Other class........        --                 --              --
                               ==========       ============    ===========
    Market Value:
      Class IA...........      $7,439,764       $111,357,205    $10,158,987
      Class IB...........       1,247,804          4,741,817      1,047,491
      Other class........        --                 --              --
  Due from Hartford Life
   Insurance Company.....         112,770           --               47,848
  Receivable from fund
   shares sold...........        --                  305,384        --
  Other assets...........        --                        8        --
                               ----------       ------------    -----------
  Total Assets...........       8,800,338        116,404,414     11,254,326
                               ----------       ------------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  305,384        --
  Payable for fund shares
   purchased.............         112,771           --               47,848
  Other liabilities......                           --                    4
                               ----------       ------------    -----------
  Total Liabilities......         112,771            305,384         47,852
                               ----------       ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $8,687,567       $116,099,030    $11,206,474
                               ==========       ============    ===========

(a)  From inception, March 27, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                              PUTNAM        PUTNAM                        PUTNAM         PUTNAM
                           DIVERSIFIED   GLOBAL ASSET     PUTNAM        GROWTH AND       GROWTH          PUTNAM          PUTNAM
                              INCOME      ALLOCATION   GLOBAL EQUITY      INCOME      OPPORTUNITIES  HEALTH SCIENCES   HIGH YIELD
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  -------------  --------------  -------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    22,607,136    12,730,256    28,240,894       90,905,956     3,631,778       7,389,913      29,435,238
      Class IB...........     1,116,120       145,433       205,249          893,505       410,044         266,450         895,330
      Other class........       --            --            --              --             --             --               --
                           ============  ============  ============   ==============   ===========     ===========    ============
    Cost:
      Class IA...........  $232,628,799  $151,617,613  $349,571,876   $1,443,941,529   $37,369,488     $74,885,250    $328,101,238
      Class IB...........     9,728,600     2,047,816     3,104,513       19,952,547     3,091,478       2,968,499       6,890,134
      Other class........       --            --            --              --             --             --               --
                           ============  ============  ============   ==============   ===========     ===========    ============
    Market Value:
      Class IA...........  $210,698,510  $170,967,334  $261,510,678   $2,126,290,318   $16,815,132     $81,584,642    $234,598,849
      Class IB...........    10,312,953     1,956,077     1,886,238       20,782,919     1,882,103       2,922,960       7,108,921
      Other class........       --            --            --              --             --             --               --
  Due from Hartford Life
   Insurance Company.....       --            --            --              --             --             --               --
  Receivable from fund
   shares sold...........        57,447        63,725       159,214        1,425,207        17,622           5,638           8,935
  Other assets...........            32                     --              --             --                    7         --
                           ------------  ------------  ------------   --------------   -----------     -----------    ------------
  Total Assets...........   221,068,942   172,987,136   263,556,130    2,148,498,444    18,714,857      84,513,247     241,716,705
                           ------------  ------------  ------------   --------------   -----------     -----------    ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        57,447        63,725       159,214        1,425,207        17,623           5,638           8,935
  Payable for fund shares
   purchased.............       --            --            --              --             --             --               --
  Other liabilities......       --            --                  9              132                      --                    12
                           ------------  ------------  ------------   --------------   -----------     -----------    ------------
  Total Liabilities......        57,447        63,725       159,223        1,425,339        17,623           5,638           8,947
                           ------------  ------------  ------------   --------------   -----------     -----------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $221,011,495  $172,923,411  $263,396,907   $2,147,073,105   $18,697,234     $84,507,609    $241,707,758
                           ============  ============  ============   ==============   ===========     ===========    ============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                             PUTNAM
                                          INTERNATIONAL        PUTNAM
                              PUTNAM       GROWTH AND      INTERNATIONAL
                              INCOME         INCOME            EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)
                           -------------  -------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    30,723,391      7,179,171        11,282,668
      Class IB...........     1,133,723        152,731           742,095
      Other class........       --             --              --
                           ============    ===========      ============
    Cost:
      Class IA...........  $357,048,926    $80,514,387      $149,024,166
      Class IB...........    14,335,815      1,576,826         9,761,712
      Other class........       --             --              --
                           ============    ===========      ============
    Market Value:
      Class IA...........  $396,638,976    $81,483,588      $145,772,067
      Class IB...........    14,557,006      1,727,383         9,535,922
      Other class........       --             --              --
  Due from Hartford Life
   Insurance Company.....       --               8,847         --
  Receivable from fund
   shares sold...........       366,052        --                 66,968
  Other assets...........       --                                    10
                           ------------    -----------      ------------
  Total Assets...........   411,562,034     83,219,818       155,374,967
                           ------------    -----------      ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       366,053        --                 66,968
  Payable for fund shares
   purchased.............       --               8,846         --
  Other liabilities......            34        --              --
                           ------------    -----------      ------------
  Total Liabilities......       366,087          8,846            66,968
                           ------------    -----------      ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $411,195,947    $83,210,972      $155,307,999
                           ============    ===========      ============

(b) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                PUTNAM                                                                                PUTNAM
                             INTERNATIONAL        PUTNAM          PUTNAM           PUTNAM            PUTNAM       OTC & EMERGING
                           NEW OPPORTUNITIES    INVESTORS      MONEY MARKET   NEW OPPORTUNITIES    NEW VALUE          GROWTH
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  --------------  -----------------  --------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       3,488,024        18,570,300     215,087,286       28,976,176        10,565,329        5,378,714
      Class IB...........          52,339         1,096,333       3,223,379          552,295           349,849          187,661
      Other class........        --                --              --               --                --               --
                              ===========      ============    ============     ============      ============      ===========
    Cost:
      Class IA...........     $36,840,860      $207,964,072    $215,087,286     $434,512,112      $123,271,543      $87,057,184
      Class IB...........         751,627        10,746,583       3,223,379       13,249,449         4,372,187        2,082,350
      Other class........        --                --              --               --                --               --
                              ===========      ============    ============     ============      ============      ===========
    Market Value:
      Class IA...........     $38,926,350      $166,018,485    $215,087,286     $446,812,642      $151,506,819      $29,905,648
      Class IB...........         581,482         9,768,328       3,223,379        8,411,447         4,992,341        1,034,010
      Other class........        --                --              --               --                --               --
  Due from Hartford Life
   Insurance Company.....        --                --               147,692         --                --                  3,668
  Receivable from fund
   shares sold...........          27,798            45,836        --                234,845            83,164         --
  Other assets...........        --                                --               --                       3         --
                              -----------      ------------    ------------     ------------      ------------      -----------
  Total Assets...........      39,535,630       175,832,649     218,458,357      455,458,934       156,582,327       30,943,326
                              -----------      ------------    ------------     ------------      ------------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          27,799            45,835        --                234,845            83,164         --
  Payable for fund shares
   purchased.............        --                --               147,692         --                --                  3,669
  Other liabilities......                          --                   778               30          --
                              -----------      ------------    ------------     ------------      ------------      -----------
  Total Liabilities......          27,799            45,835         148,470          234,875            83,164            3,669
                              -----------      ------------    ------------     ------------      ------------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $39,507,831      $175,786,814    $218,309,887     $455,224,059      $156,499,163      $30,939,657
                              ===========      ============    ============     ============      ============      ===========


                              PUTNAM
                             RESEARCH
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     4,618,095
      Class IB...........       326,439
      Other class........       --
                            ===========
    Cost:
      Class IA...........   $59,683,823
      Class IB...........     3,540,891
      Other class........       --
                            ===========
    Market Value:
      Class IA...........   $49,090,354
      Class IB...........     3,453,724
      Other class........       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........        72,456
  Other assets...........             4
                            -----------
  Total Assets...........    52,616,538
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        72,456
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            -----------
  Total Liabilities......        72,456
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $52,544,082
                            ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               PUTNAM
                               PUTNAM        THE GEORGE         PUTNAM
                             SMALL CAP      PUTNAM FUND    UTILITIES GROWTH     PUTNAM
                               VALUE         OF BOSTON        AND INCOME         VISTA
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      6,888,639      15,173,301       14,583,430      10,280,805
      Class IB...........        204,945         583,723          145,836         316,121
      Other class........       --              --               --               --
                            ============    ============     ============    ============
    Cost:
      Class IA...........   $ 91,416,740    $156,871,293     $160,476,278    $131,020,105
      Class IB...........      2,866,601       5,929,511        2,044,657       5,421,438
      Other class........       --              --               --               --
                            ============    ============     ============    ============
    Market Value:
      Class IA...........   $125,579,886    $165,844,179     $166,688,601    $108,770,916
      Class IB...........      3,713,603       6,350,906        1,661,070       3,312,951
      Other class........       --              --               --               --
  Due from Hartford Life
   Insurance Company.....        102,557        --               --               --
  Receivable from fund
   shares sold...........       --               357,026          120,709          93,455
  Other assets...........       --                    18         --               --
                            ------------    ------------     ------------    ------------
  Total Assets...........    129,396,046     172,552,129      168,470,380     112,177,322
                            ------------    ------------     ------------    ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               357,026          120,709          93,455
  Payable for fund shares
   purchased.............        102,557        --               --               --
  Other liabilities......             26        --                     11               8
                            ------------    ------------     ------------    ------------
  Total Liabilities......        102,583         357,026          120,720          93,463
                            ------------    ------------     ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $129,293,463    $172,195,103     $168,349,660    $112,083,859
                            ============    ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                  PUTNAM              PUTNAM                            SALOMON BROTHERS
                               PUTNAM           DISCOVERY            CAPITAL              PUTNAM          VARIABLE ALL
                               VOYAGER            GROWTH          OPPORTUNITIES       EQUITY INCOME         CAP FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (D)     SUB-ACCOUNT (E)     SUB-ACCOUNT (F)    SUB-ACCOUNT (C)
                           ---------------  ------------------  ------------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      42,647,172        1,809,976             145,196           1,120,809           --
      Class IB...........         575,566          213,201              31,595             200,685           --
      Other class........        --               --                  --                  --                   90,410
                           ==============       ==========          ==========         ===========         ==========
    Cost:
      Class IA...........  $  886,537,489       $7,634,841          $1,709,020         $12,336,577           --
      Class IB...........      19,527,581          883,588             386,165           2,226,451           --
      Other class........        --               --                  --                  --               $1,398,134
                           ==============       ==========          ==========         ===========         ==========
    Market Value:
      Class IA...........  $1,113,091,190       $8,434,490          $1,851,252         $13,550,578         $ --
      Class IB...........      14,941,701          984,989             402,201           2,424,274           --
      Other class........        --               --                  --                  --                1,412,201
  Due from Hartford Life
   Insurance Company.....        --               --                  --                    17,864           --
  Receivable from fund
   shares sold...........         892,631            2,538               3,678            --                       56
  Other assets...........              17         --                  --                         2           --
                           --------------       ----------          ----------         -----------         ----------
  Total Assets...........   1,128,925,539        9,422,017           2,257,131          15,992,718          1,412,257
                           --------------       ----------          ----------         -----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         892,631            2,539               3,678            --                       56
  Payable for fund shares
   purchased.............        --               --                  --                    17,864           --
  Other liabilities......        --                                   --                  --                        2
                           --------------       ----------          ----------         -----------         ----------
  Total Liabilities......         892,631            2,539               3,678              17,864                 58
                           --------------       ----------          ----------         -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,128,032,908       $9,419,478          $2,253,453         $15,974,854         $1,412,199
                           ==============       ==========          ==========         ===========         ==========

                            SALOMON BROTHERS     SALOMON BROTHERS   SALOMON BROTHERS
                           VARIABLE HIGH YIELD  VARIABLE INVESTORS   VARIABLE TOTAL
                                BOND FUND              FUND           RETURN FUND
                               SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                   --                  --
      Class IB...........       --                   --                  --
      Other class........         21,003               44,060             14,513
                                ========             ========           ========
    Cost:
      Class IA...........       --                   --                  --
      Class IB...........       --                   --                  --
      Other class........       $196,485             $599,801           $150,812
                                ========             ========           ========
    Market Value:
      Class IA...........       $--                  $--                $--
      Class IB...........       --                   --                  --
      Other class........        198,901              559,123            156,018
  Due from Hartford Life
   Insurance Company.....       --                   --                  --
  Receivable from fund
   shares sold...........              8                   21                  6
  Other assets...........       --                   --                  --
                                --------             --------           --------
  Total Assets...........        198,909              559,144            156,024
                                --------             --------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              8                   22                  6
  Payable for fund shares
   purchased.............       --                   --                  --
  Other liabilities......       --                                       --
                                --------             --------           --------
  Total Liabilities......              8                   22                  6
                                --------             --------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $198,901             $559,122           $156,018
                                ========             ========           ========

(c) Formerly Salomon Brothers Variable Capital Fund Sub-Account. Change effective April 30, 2003.
(d)  Formerly Putnam Voyager II Sub-Account. Change effective April 30, 2003.
(e)  From inception, May 1, 2003 to December 31, 2003.
(f)  From inception, May 1, 2003 to December 31, 2003.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Putnam Mid Cap Value --
 Class IA.....................       1.40%           564,938     $12.807019    $    7,235,178
Putnam Mid Cap Value --
 Class IA.....................       1.55%             4,031      12.794211            51,571
Putnam Mid Cap Value --
 Class IA.....................       1.60%             8,050      12.789936           102,965
Putnam Mid Cap Value --
 Class IA.....................       1.75%             3,917      12.777135            50,049
Putnam Mid Cap Value --
 Class IB.....................       1.35%               133      12.793254             1,696
Putnam Mid Cap Value --
 Class IB.....................       1.40%             4,803      12.788974            61,425
Putnam Mid Cap Value --
 Class IB.....................       1.50%             3,010      12.780448            38,469
Putnam Mid Cap Value --
 Class IB.....................       1.55%               580      12.776188             7,412
Putnam Mid Cap Value --
 Class IB.....................       1.65%             3,441      12.767662            43,936
Putnam Mid Cap Value --
 Class IB.....................       1.70%            34,243      12.763407           437,053
Putnam Mid Cap Value --
 Class IB.....................       1.75%            24,194      12.759138           308,698
Putnam Mid Cap Value --
 Class IB.....................       1.90%               391      12.746383             4,985
Putnam Mid Cap Value --
 Class IB.....................       2.00%             9,382      12.737881           119,509
Putnam Mid Cap Value --
 Class IB.....................       2.05%            13,687      12.733636           174,288
Putnam Mid Cap Value --
 Class IB.....................       2.30%               270      12.712408             3,432
Putnam Mid Cap Value --
 Class IB.....................       2.35%             3,691      12.708166            46,901
Putnam American Government
 Income -- Class IA...........       0.95%            50,387      12.812710           645,595
Putnam American Government
 Income -- Class IA...........       1.10%               442      12.737709             5,627
Putnam American Government
 Income -- Class IA...........       1.40%         8,643,014      12.588999       108,806,900
Putnam American Government
 Income -- Class IA...........       1.45%               994      12.636608            12,560
Putnam American Government
 Income -- Class IA...........       1.55%            80,641      12.515290         1,009,242
Putnam American Government
 Income -- Class IA...........       1.60%            31,699      12.515675           396,735
Putnam American Government
 Income -- Class IA...........       1.75%            34,447      12.442422           428,604
Putnam American Government
 Income -- Class IA...........       1.90%               474      12.415943             5,883
Putnam American Government
 Income -- Class IA...........       1.95%               286      12.407139             3,546
Putnam American Government
 Income -- Class IB...........       0.95%                44      12.544582               553
Putnam American Government
 Income -- Class IB...........       1.35%             4,431      12.478229            55,285
Putnam American Government
 Income -- Class IB...........       1.40%            43,496      12.464717           542,164
Putnam American Government
 Income -- Class IB...........       1.40%            53,530      12.299914           658,413
Putnam American Government
 Income -- Class IB...........       1.45%                35      12.455885               440
Putnam American Government
 Income -- Class IB...........       1.50%            25,837      12.439202           321,390
Putnam American Government
 Income -- Class IB...........       1.55%             1,346      12.230104            16,461
Putnam American Government
 Income -- Class IB...........       1.55%             2,665      12.438219            33,142
Putnam American Government
 Income -- Class IB...........       1.65%            72,677      12.226931           888,618
Putnam American Government
 Income -- Class IB...........       1.70%            25,652      12.222828           313,544
Putnam American Government
 Income -- Class IB...........       1.70%            36,812      11.598446           426,963
Putnam American Government
 Income -- Class IB...........       1.75%               761      12.158898             9,250
Putnam American Government
 Income -- Class IB...........       1.75%            76,105      12.402955           943,931
Putnam American Government
 Income -- Class IB...........       1.80%             4,644      12.157104            56,463
Putnam American Government
 Income -- Class IB...........       1.90%             4,017      12.376582            49,713
Putnam American Government
 Income -- Class IB...........       1.95%             2,636      12.367801            32,608
Putnam American Government
 Income -- Class IB...........       2.00%             2,987      12.086318            36,098
Putnam American Government
 Income -- Class IB...........       2.05%            11,415      11.475562           130,992
Putnam American Government
 Income -- Class IB...........       2.10%             4,010      12.341497            49,486
Putnam American Government
 Income -- Class IB...........       2.15%            10,445      12.060602           125,970
Putnam Capital Appreciation --
 Class IA.....................       0.95%             6,403       7.769459            49,748

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Capital Appreciation --
 Class IA.....................       1.40%         1,263,866     $ 7.659505    $    9,680,589
Putnam Capital Appreciation --
 Class IA.....................       1.55%            25,764       7.623219           196,403
Putnam Capital Appreciation --
 Class IA.....................       1.60%            16,755       7.614861           127,588
Putnam Capital Appreciation --
 Class IA.....................       1.75%            12,559       7.578771            95,179
Putnam Capital Appreciation --
 Class IB.....................       0.95%                19       7.634026               142
Putnam Capital Appreciation --
 Class IB.....................       1.35%             2,049       7.593658            15,560
Putnam Capital Appreciation --
 Class IB.....................       1.40%            32,548       7.603247           247,474
Putnam Capital Appreciation --
 Class IB.....................       1.50%             8,396       7.579231            63,635
Putnam Capital Appreciation --
 Class IB.....................       1.55%             1,706       7.567221            12,912
Putnam Capital Appreciation --
 Class IB.....................       1.65%             8,366       7.543286            63,105
Putnam Capital Appreciation --
 Class IB.....................       1.70%            26,136       7.531367           196,838
Putnam Capital Appreciation --
 Class IB.....................       1.75%            28,396       7.523109           213,627
Putnam Capital Appreciation --
 Class IB.....................       1.90%             1,517       7.487451            11,360
Putnam Capital Appreciation --
 Class IB.....................       2.00%            19,985       7.463757           149,161
Putnam Capital Appreciation --
 Class IB.....................       2.05%             3,389       7.451961            25,258
Putnam Capital Appreciation --
 Class IB.....................       2.10%             3,023       7.485836            22,629
Putnam Capital Appreciation --
 Class IB.....................       2.30%             3,472       7.428353            25,790
Putnam Diversified Income --
 Class IA.....................       0.40%                60      17.775542             1,067
Putnam Diversified Income --
 Class IA.....................       0.95%             5,294      13.094370            69,322
Putnam Diversified Income --
 Class IA.....................       1.10%             2,530      13.011868            32,915
Putnam Diversified Income --
 Class IA.....................       1.40%        13,126,482      15.727311       206,444,265
Putnam Diversified Income --
 Class IA.....................       1.55%           181,831      15.617718         2,839,780
Putnam Diversified Income --
 Class IA.....................       1.60%            28,378      15.635748           443,717
Putnam Diversified Income --
 Class IA.....................       1.75%            32,039      15.526788           497,462
Putnam Diversified Income --
 Class IA.....................       1.95%             1,379      15.482813            21,350
Putnam Diversified Income --
 Class IA.....................       2.10%             2,036      15.449901            31,457
Putnam Diversified Income --
 Class IB.....................       0.95%                81      15.643739             1,270
Putnam Diversified Income --
 Class IB.....................       1.30%               449      15.566290             6,988
Putnam Diversified Income --
 Class IB.....................       1.35%            15,788      15.561073           245,679
Putnam Diversified Income --
 Class IB.....................       1.40%            54,274      12.345934           670,058
Putnam Diversified Income --
 Class IB.....................       1.40%            44,835      15.544217           696,920
Putnam Diversified Income --
 Class IB.....................       1.50%            56,271      11.761667           661,838
Putnam Diversified Income --
 Class IB.....................       1.55%            16,647      15.511180           258,216
Putnam Diversified Income --
 Class IB.....................       1.60%             1,636      15.500198            25,362
Putnam Diversified Income --
 Class IB.....................       1.65%             1,772      11.686970            20,706
Putnam Diversified Income --
 Class IB.....................       1.65%            32,495      12.248913           398,023
Putnam Diversified Income --
 Class IB.....................       1.70%            20,964      12.517013           262,407
Putnam Diversified Income --
 Class IB.....................       1.70%           184,204      12.244806         2,255,548
Putnam Diversified Income --
 Class IB.....................       1.75%           190,010      15.467253         2,938,929
Putnam Diversified Income --
 Class IB.....................       1.80%             1,564      12.178924            19,046
Putnam Diversified Income --
 Class IB.....................       1.85%             2,236      12.456957            27,851
Putnam Diversified Income --
 Class IB.....................       1.85%            18,734      12.177592           228,132
Putnam Diversified Income --
 Class IB.....................       1.90%            11,249      15.434380           173,619
Putnam Diversified Income --
 Class IB.....................       1.95%             1,761      15.423434            27,154
Putnam Diversified Income --
 Class IB.....................       2.00%               620      12.430483             7,707
Putnam Diversified Income --
 Class IB.....................       2.00%            71,688      12.108017           867,994
Putnam Diversified Income --
 Class IB.....................       2.05%            14,695      12.384441           181,994
Putnam Diversified Income --
 Class IB.....................       2.10%             3,669      15.390656            56,474

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Diversified Income --
 Class IB.....................       2.15%             2,636     $12.082291    $       31,849
Putnam Diversified Income --
 Class IB.....................       2.20%             1,630      12.073716            19,680
Putnam Diversified Income --
 Class IB.....................       2.30%            10,928      12.052100           131,704
Putnam Global Asset Allocation
 -- Class IA..................       0.40%               521      20.021809            10,436
Putnam Global Asset Allocation
 -- Class IA..................       0.95%             1,243       9.916018            12,328
Putnam Global Asset Allocation
 -- Class IA..................       1.10%               135       9.853511             1,331
Putnam Global Asset Allocation
 -- Class IA..................       1.40%         5,758,806      29.406177       169,344,480
Putnam Global Asset Allocation
 -- Class IA..................       1.55%            16,868      29.201244           492,555
Putnam Global Asset Allocation
 -- Class IA..................       1.60%             1,968      29.234824            57,540
Putnam Global Asset Allocation
 -- Class IA..................       1.75%             5,720      29.031081           166,071
Putnam Global Asset Allocation
 -- Class IA..................       1.95%               649      28.948798            18,780
Putnam Global Asset Allocation
 -- Class IB..................       0.95%                17      29.302893               485
Putnam Global Asset Allocation
 -- Class IB..................       1.35%             2,082      29.147972            60,696
Putnam Global Asset Allocation
 -- Class IB..................       1.40%             5,949      29.116396           173,212
Putnam Global Asset Allocation
 -- Class IB..................       1.40%            52,038       9.054796           471,192
Putnam Global Asset Allocation
 -- Class IB..................       1.50%             2,193       9.801745            21,491
Putnam Global Asset Allocation
 -- Class IB..................       1.55%               848      29.054517            24,631
Putnam Global Asset Allocation
 -- Class IB..................       1.65%            21,661       8.867856           192,089
Putnam Global Asset Allocation
 -- Class IB..................       1.70%             3,896       9.265541            36,102
Putnam Global Asset Allocation
 -- Class IB..................       1.70%            32,847       8.864885           291,184
Putnam Global Asset Allocation
 -- Class IB..................       1.75%            12,445      28.972185           360,547
Putnam Global Asset Allocation
 -- Class IB..................       1.90%               881      28.910584            25,474
Putnam Global Asset Allocation
 -- Class IB..................       1.95%               231      28.890081             6,672
Putnam Global Asset Allocation
 -- Class IB..................       2.00%            10,106       8.765794            88,584
Putnam Global Asset Allocation
 -- Class IB..................       2.05%             6,106       9.167292            55,978
Putnam Global Asset Allocation
 -- Class IB..................       2.10%               412      28.828660            11,869
Putnam Global Equity --
 Class IA.....................       0.40%               512      16.348398             8,364
Putnam Global Equity --
 Class IA.....................       1.40%        13,458,070      19.146420       257,673,868
Putnam Global Equity --
 Class IA.....................       1.55%           104,305      19.012837         1,983,127
Putnam Global Equity --
 Class IA.....................       1.60%            19,716      19.034790           375,298
Putnam Global Equity --
 Class IA.....................       1.75%            11,714      18.901995           221,426
Putnam Global Equity --
 Class IB.....................       0.95%                13      19.068494               248
Putnam Global Equity --
 Class IB.....................       1.30%               286      18.974036             5,432
Putnam Global Equity --
 Class IB.....................       1.35%             3,028      18.967675            57,439
Putnam Global Equity --
 Class IB.....................       1.40%             8,629      18.947134           163,487
Putnam Global Equity --
 Class IB.....................       1.40%           124,583       4.688904           584,156
Putnam Global Equity --
 Class IB.....................       1.50%            31,266       7.876468           246,264
Putnam Global Equity --
 Class IB.....................       1.55%             1,216      18.906855            22,991
Putnam Global Equity --
 Class IB.....................       1.55%             6,531       4.662258            30,449
Putnam Global Equity --
 Class IB.....................       1.65%            25,066       4.390187           110,043
Putnam Global Equity --
 Class IB.....................       1.70%             3,274       5.911818            19,357
Putnam Global Equity --
 Class IB.....................       1.70%            46,262       4.388723           203,032
Putnam Global Equity --
 Class IB.....................       1.75%            12,290      18.853289           231,699
Putnam Global Equity --
 Class IB.....................       1.80%               557       4.365061             2,431
Putnam Global Equity --
 Class IB.....................       1.90%               153      18.813195             2,887
Putnam Global Equity --
 Class IB.....................       2.00%            34,284       4.339614           148,778
Putnam Global Equity --
 Class IB.....................       2.05%             7,080       5.849083            41,410
Putnam Global Equity --
 Class IB.....................       2.15%             2,411       4.330377            10,440

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Global Equity --
 Class IB.....................       2.35%               979     $ 5.822057    $        5,697
Putnam Growth and Income --
 Class IA.....................       0.40%               789      25.230875            19,913
Putnam Growth and Income --
 Class IA.....................       0.95%            23,057      10.442364           240,771
Putnam Growth and Income --
 Class IA.....................       1.10%             2,130      10.376560            22,103
Putnam Growth and Income --
 Class IA.....................       1.40%        46,245,530      45.405261     2,099,790,382
Putnam Growth and Income --
 Class IA.....................       1.55%           345,202      45.088729        15,564,707
Putnam Growth and Income --
 Class IA.....................       1.60%            44,255      45.140668         1,997,718
Putnam Growth and Income --
 Class IA.....................       1.75%            60,403      44.825975         2,707,617
Putnam Growth and Income --
 Class IA.....................       1.90%             1,637      44.730685            73,211
Putnam Growth and Income --
 Class IA.....................       1.95%             2,657      44.698960           118,762
Putnam Growth and Income --
 Class IA.....................       2.10%             1,044      44.603942            46,548
Putnam Growth and Income --
 Class IB.....................       0.95%                21      45.172626               966
Putnam Growth and Income --
 Class IB.....................       1.30%                81      44.948873             3,641
Putnam Growth and Income --
 Class IB.....................       1.35%             6,176      44.933814           277,531
Putnam Growth and Income --
 Class IB.....................       1.40%            35,376      44.885152         1,587,869
Putnam Growth and Income --
 Class IB.....................       1.40%           251,429      10.828978         2,722,719
Putnam Growth and Income --
 Class IB.....................       1.50%           388,150      10.249560         3,978,373
Putnam Growth and Income --
 Class IB.....................       1.55%             4,383      44.789720           196,324
Putnam Growth and Income --
 Class IB.....................       1.55%            23,354      10.767489           251,460
Putnam Growth and Income --
 Class IB.....................       1.60%               286      44.757968            12,804
Putnam Growth and Income --
 Class IB.....................       1.65%               709      10.184421             7,221
Putnam Growth and Income --
 Class IB.....................       1.65%           138,740      10.992462         1,525,099
Putnam Growth and Income --
 Class IB.....................       1.70%           162,025       9.785270         1,585,462
Putnam Growth and Income --
 Class IB.....................       1.70%           152,813      10.988783         1,679,231
Putnam Growth and Income --
 Class IB.....................       1.75%            87,257      44.662796         3,897,121
Putnam Growth and Income --
 Class IB.....................       1.80%             6,277      10.929654            68,604
Putnam Growth and Income --
 Class IB.....................       1.85%             1,515       9.738266            14,753
Putnam Growth and Income --
 Class IB.....................       1.85%            25,737      10.928404           281,260
Putnam Growth and Income --
 Class IB.....................       1.90%             8,313      44.567855           370,473
Putnam Growth and Income --
 Class IB.....................       1.95%             2,997      44.536255           133,479
Putnam Growth and Income --
 Class IB.....................       2.00%             2,102       9.717569            20,428
Putnam Growth and Income --
 Class IB.....................       2.00%           101,600      10.865969         1,103,979
Putnam Growth and Income --
 Class IB.....................       2.05%            43,006       9.681505           416,360
Putnam Growth and Income --
 Class IB.....................       2.10%             6,855      44.441584           304,663
Putnam Growth and Income --
 Class IB.....................       2.15%             9,583      10.842866           103,905
Putnam Growth and Income --
 Class IB.....................       2.20%             3,894      10.835196            42,196
Putnam Growth and Income --
 Class IB.....................       2.30%            12,553      10.815781           135,765
Putnam Growth and Income --
 Class IB.....................       2.35%             6,283       9.636781            60,546
Putnam Growth Opportunities --
 Class IA.....................       0.95%             1,030       4.460696             4,596
Putnam Growth Opportunities --
 Class IA.....................       1.40%         3,698,120       4.382667        16,207,632
Putnam Growth Opportunities --
 Class IA.....................       1.55%            52,140       4.356964           227,170
Putnam Growth Opportunities --
 Class IA.....................       1.60%            72,217       4.357098           314,658
Putnam Growth Opportunities --
 Class IA.....................       1.75%            14,100       4.331553            61,076
Putnam Growth Opportunities --
 Class IB.....................       0.95%                21       4.365353                92
Putnam Growth Opportunities --
 Class IB.....................       1.35%             2,695       4.342277            11,701
Putnam Growth Opportunities --
 Class IB.....................       1.40%            10,468       4.337568            45,407
Putnam Growth Opportunities --
 Class IB.....................       1.40%           154,644       4.090330           632,546
Putnam Growth Opportunities --
 Class IB.....................       1.50%            51,616       4.327803           223,382

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Growth Opportunities --
 Class IB.....................       1.55%               106     $ 4.067097    $          432
Putnam Growth Opportunities --
 Class IB.....................       1.65%            40,112       3.903244           156,568
Putnam Growth Opportunities --
 Class IB.....................       1.70%            22,108       3.901938            86,266
Putnam Growth Opportunities --
 Class IB.....................       1.70%            72,111       4.457406           321,429
Putnam Growth Opportunities --
 Class IB.....................       1.75%               747       4.043371             3,020
Putnam Growth Opportunities --
 Class IB.....................       1.75%            26,604       4.316092           114,824
Putnam Growth Opportunities --
 Class IB.....................       1.90%             8,697       4.306916            37,456
Putnam Growth Opportunities --
 Class IB.....................       1.95%             3,808       4.303866            16,388
Putnam Growth Opportunities --
 Class IB.....................       2.00%            44,727       3.858278           172,568
Putnam Growth Opportunities --
 Class IB.....................       2.05%             3,683       4.410106            16,243
Putnam Growth Opportunities --
 Class IB.....................       2.15%             9,729       3.850080            37,456
Putnam Growth Opportunities --
 Class IB.....................       2.30%             1,647       3.840450             6,324
Putnam Health Sciences --
 Class IA.....................       0.95%            10,220      11.059717           113,032
Putnam Health Sciences --
 Class IA.....................       1.10%               130      10.990042             1,424
Putnam Health Sciences --
 Class IA.....................       1.40%         7,698,647      10.313571        79,400,542
Putnam Health Sciences --
 Class IA.....................       1.55%           132,639      10.241660         1,358,442
Putnam Health Sciences --
 Class IA.....................       1.60%            30,780      10.253462           315,598
Putnam Health Sciences --
 Class IA.....................       1.75%            31,264      10.181993           318,328
Putnam Health Sciences --
 Class IA.....................       1.95%               655      10.153123             6,653
Putnam Health Sciences --
 Class IA.....................       2.10%             3,192      10.131539            32,342
Putnam Health Sciences --
 Class IB.....................       1.35%             3,412      10.206684            34,828
Putnam Health Sciences --
 Class IB.....................       1.40%            12,285      10.195629           125,250
Putnam Health Sciences --
 Class IB.....................       1.40%            54,988       8.836717           485,911
Putnam Health Sciences --
 Class IB.....................       1.50%            75,270      10.105923           760,672
Putnam Health Sciences --
 Class IB.....................       1.55%             1,430       8.786513            12,567
Putnam Health Sciences --
 Class IB.....................       1.55%             2,403      10.173953            24,444
Putnam Health Sciences --
 Class IB.....................       1.65%               390      10.041703             3,920
Putnam Health Sciences --
 Class IB.....................       1.65%            33,724       8.093387           272,945
Putnam Health Sciences --
 Class IB.....................       1.70%            11,310       7.388903            83,572
Putnam Health Sciences --
 Class IB.....................       1.70%            19,666       8.090679           159,115
Putnam Health Sciences --
 Class IB.....................       1.75%            46,564      10.145113           472,401
Putnam Health Sciences --
 Class IB.....................       1.80%             2,230       8.047137            17,948
Putnam Health Sciences --
 Class IB.....................       1.90%             6,069      10.123535            61,439
Putnam Health Sciences --
 Class IB.....................       1.95%             4,903      10.116350            49,598
Putnam Health Sciences --
 Class IB.....................       2.00%            25,585       8.000257           204,685
Putnam Health Sciences --
 Class IB.....................       2.05%             2,914       7.310563            21,306
Putnam Health Sciences --
 Class IB.....................       2.10%               684      10.094832             6,909
Putnam Health Sciences --
 Class IB.....................       2.15%             9,043       7.983222            72,192
Putnam Health Sciences --
 Class IB.....................       2.30%             6,688       7.963282            53,258
Putnam High Yield --
 Class IA.....................       0.40%                66      17.531722             1,151
Putnam High Yield --
 Class IA.....................       0.95%               349      11.959535             4,176
Putnam High Yield --
 Class IA.....................       1.40%         8,150,557      28.135541       229,320,337
Putnam High Yield --
 Class IA.....................       1.55%            89,056      27.939552         2,488,183
Putnam High Yield --
 Class IA.....................       1.60%            50,422      27.971692         1,410,393
Putnam High Yield --
 Class IA.....................       1.75%            24,577      27.776863           682,673
Putnam High Yield --
 Class IA.....................       1.95%               374      27.698190            10,347
Putnam High Yield --
 Class IA.....................       2.10%               726      27.639327            20,067
Putnam High Yield --
 Class IB.....................       0.95%                 5      28.028251               137

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam High Yield --
 Class IB.....................       1.35%             1,887     $27.880145    $       52,608
Putnam High Yield --
 Class IB.....................       1.40%            19,129      11.165435           213,585
Putnam High Yield --
 Class IB.....................       1.40%            32,920      27.849966           916,813
Putnam High Yield --
 Class IB.....................       1.50%           147,320      10.402400         1,532,485
Putnam High Yield --
 Class IB.....................       1.55%             4,743      27.790781           131,818
Putnam High Yield --
 Class IB.....................       1.65%            50,019      11.055518           552,981
Putnam High Yield --
 Class IB.....................       1.70%            39,068      11.778338           460,159
Putnam High Yield --
 Class IB.....................       1.70%            45,267      11.051813           500,278
Putnam High Yield --
 Class IB.....................       1.75%            44,925      27.712083         1,244,979
Putnam High Yield --
 Class IB.....................       1.80%            17,054      10.992374           187,462
Putnam High Yield --
 Class IB.....................       1.90%             2,734      27.653191            75,610
Putnam High Yield --
 Class IB.....................       1.95%             2,256      27.633594            62,340
Putnam High Yield --
 Class IB.....................       2.00%            23,936      10.928329           261,582
Putnam High Yield --
 Class IB.....................       2.05%            77,696      11.653564           905,430
Putnam High Yield --
 Class IB.....................       2.10%               386      27.574884            10,656
Putnam Income -- Class IA.....       0.40%                28      18.047689               506
Putnam Income -- Class IA.....       0.95%             1,313      12.739621            16,729
Putnam Income -- Class IA.....       1.10%            25,823      12.659345           326,898
Putnam Income -- Class IA.....       1.40%        15,178,092      25.569160       388,091,051
Putnam Income -- Class IA.....       1.45%             1,029      12.558882            12,917
Putnam Income -- Class IA.....       1.55%           180,450      25.391006         4,581,813
Putnam Income -- Class IA.....       1.60%            46,365      25.420276         1,178,612
Putnam Income -- Class IA.....       1.75%            50,850      25.243156         1,283,615
Putnam Income -- Class IA.....       1.90%             6,393      25.189469           161,044
Putnam Income -- Class IA.....       1.95%               444      25.171613            11,180
Putnam Income -- Class IA.....       2.10%               117      25.118085             2,939
Putnam Income -- Class IB.....       0.95%               111      25.449618             2,816
Putnam Income -- Class IB.....       1.10%                19      25.395510               475
Putnam Income -- Class IB.....       1.30%               407      25.323549            10,298
Putnam Income -- Class IB.....       1.35%            14,477      25.315045           366,486
Putnam Income -- Class IB.....       1.40%            65,301      12.247930           799,802
Putnam Income -- Class IB.....       1.40%            46,235      25.287625         1,169,170
Putnam Income -- Class IB.....       1.50%           108,800      12.178408         1,325,005
Putnam Income -- Class IB.....       1.55%             4,123      25.233863           104,043
Putnam Income -- Class IB.....       1.60%               966      25.215966            24,361
Putnam Income -- Class IB.....       1.65%             1,688      12.101046            20,422
Putnam Income -- Class IB.....       1.65%            90,398      12.165957         1,099,773
Putnam Income -- Class IB.....       1.70%            47,166      11.783782           555,794
Putnam Income -- Class IB.....       1.70%           218,980      12.161855         2,663,201
Putnam Income -- Class IB.....       1.75%           131,061      25.162342         3,297,795
Putnam Income -- Class IB.....       1.80%             4,058      12.096439            49,082
Putnam Income -- Class IB.....       1.85%             3,127      11.727229            36,673
Putnam Income -- Class IB.....       1.85%            14,604      12.095092           176,638
Putnam Income -- Class IB.....       1.90%            10,829      25.108830           271,906
Putnam Income -- Class IB.....       1.95%             3,532      25.091033            88,626
Putnam Income -- Class IB.....       2.00%               954      11.702284            11,163
Putnam Income -- Class IB.....       2.00%           129,962      12.026005         1,562,927
Putnam Income -- Class IB.....       2.05%            43,810      11.658929           510,775

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Income -- Class IB.....       2.10%             4,431     $25.037673    $      110,951
Putnam Income -- Class IB.....       2.15%             3,892      12.000433            46,705
Putnam Income -- Class IB.....       2.20%             1,530      11.991921            18,352
Putnam Income -- Class IB.....       2.30%            16,102      11.970436           192,748
Putnam International Growth
 and Income -- Class IA.......       0.40%               144      15.464696             2,234
Putnam International Growth
 and Income -- Class IA.......       0.95%               496       9.895941             4,912
Putnam International Growth
 and Income -- Class IA.......       1.40%         5,578,387      14.417797        80,428,047
Putnam International Growth
 and Income -- Class IA.......       1.55%            56,373      14.317279           807,102
Putnam International Growth
 and Income -- Class IA.......       1.60%             3,318      14.333787            47,554
Putnam International Growth
 and Income -- Class IA.......       1.75%             6,700      14.233843            95,368
Putnam International Growth
 and Income -- Class IA.......       2.10%               152      14.163323             2,154
Putnam International Growth
 and Income -- Class IB.......       1.35%             1,951      14.280349            27,858
Putnam International Growth
 and Income -- Class IB.......       1.40%             9,615       9.539923            91,724
Putnam International Growth
 and Income -- Class IB.......       1.40%             9,416      14.264877           134,318
Putnam International Growth
 and Income -- Class IB.......       1.50%            24,756      10.479350           259,425
Putnam International Growth
 and Income -- Class IB.......       1.55%             1,977      14.234551            28,144
Putnam International Growth
 and Income -- Class IB.......       1.65%             9,524       9.304099            88,610
Putnam International Growth
 and Income -- Class IB.......       1.70%            15,457       9.300969           143,767
Putnam International Growth
 and Income -- Class IB.......       1.70%            15,455       9.688878           149,745
Putnam International Growth
 and Income -- Class IB.......       1.75%            19,160      14.194226           271,958
Putnam International Growth
 and Income -- Class IB.......       1.80%               519       9.250897             4,801
Putnam International Growth
 and Income -- Class IB.......       1.90%               659      14.164041             9,335
Putnam International Growth
 and Income -- Class IB.......       1.95%             3,519      14.153982            49,803
Putnam International Growth
 and Income -- Class IB.......       2.00%            34,501       9.196988           317,303
Putnam International Growth
 and Income -- Class IB.......       2.05%             3,736       9.586117            35,813
Putnam International Growth
 and Income -- Class IB.......       2.10%             5,172      14.123900            73,056
Putnam International Growth
 and Income -- Class IB.......       2.15%             2,160       9.177423            19,824
Putnam International Growth
 and Income -- Class IB.......       2.30%             2,392       9.154479            21,900
Putnam International Equity --
 Class IA.....................       0.95%            41,145       9.742092           400,835
Putnam International Equity --
 Class IA.....................       1.10%            17,801       9.680654           172,326
Putnam International Equity --
 Class IA.....................       1.40%         9,282,546      15.333205       142,331,186
Putnam International Equity --
 Class IA.....................       1.55%           127,854      15.226308         1,946,740
Putnam International Equity --
 Class IA.....................       1.60%            22,275      15.243820           339,550
Putnam International Equity --
 Class IA.....................       1.75%            27,987      15.137529           423,655
Putnam International Equity --
 Class IA.....................       1.90%             1,084      15.105345            16,373
Putnam International Equity --
 Class IA.....................       1.95%             1,244      15.094633            18,781
Putnam International Equity --
 Class IA.....................       2.10%               951      15.062536            14,318
Putnam International Equity --
 Class IB.....................       0.95%                83      15.264485             1,267
Putnam International Equity --
 Class IB.....................       1.30%               447      15.188847             6,792
Putnam International Equity --
 Class IB.....................       1.35%             6,914      15.183750           104,979
Putnam International Equity --
 Class IB.....................       1.40%            27,660      15.167304           419,533
Putnam International Equity --
 Class IB.....................       1.40%           172,944       7.098600         1,227,660
Putnam International Equity --
 Class IB.....................       1.45%                25      15.156551               375
Putnam International Equity --
 Class IB.....................       1.50%           109,787      10.727779         1,177,775
Putnam International Equity --
 Class IB.....................       1.55%             4,370      15.135048            66,143
Putnam International Equity --
 Class IB.....................       1.55%            18,856       7.058267           133,090
Putnam International Equity --
 Class IB.....................       1.60%             3,280      15.124314            49,602
Putnam International Equity --
 Class IB.....................       1.65%            49,011       6.584444           322,711

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam International Equity --
 Class IB.....................       1.70%            51,483     $ 8.234103    $      423,914
Putnam International Equity --
 Class IB.....................       1.70%           301,312       6.582237         1,983,305
Putnam International Equity --
 Class IB.....................       1.75%           125,562      15.092143         1,895,001
Putnam International Equity --
 Class IB.....................       1.80%             6,571       6.546803            43,017
Putnam International Equity --
 Class IB.....................       1.85%             1,638       8.194548            13,420
Putnam International Equity --
 Class IB.....................       1.85%             8,741       6.546073            57,222
Putnam International Equity --
 Class IB.....................       1.90%            12,876      15.060049           193,911
Putnam International Equity --
 Class IB.....................       1.95%             3,416      15.049354            51,407
Putnam International Equity --
 Class IB.....................       2.00%             2,522       8.177104            20,620
Putnam International Equity --
 Class IB.....................       2.00%           139,959       6.508621           910,940
Putnam International Equity --
 Class IB.....................       2.05%            37,848       8.146765           308,342
Putnam International Equity --
 Class IB.....................       2.10%               287      15.017358             4,305
Putnam International Equity --
 Class IB.....................       2.15%             3,846       6.494786            24,977
Putnam International Equity --
 Class IB.....................       2.20%               374       6.490174             2,425
Putnam International Equity --
 Class IB.....................       2.30%            14,384       6.478535            93,188
Putnam International New
 Opportunities -- Class IA....       0.40%               836      11.568077             9,674
Putnam International New
 Opportunities -- Class IA....       0.95%               767       7.406837             5,678
Putnam International New
 Opportunities -- Class IA....       1.40%         3,573,745      10.784533        38,541,172
Putnam International New
 Opportunities -- Class IA....       1.55%            24,360      10.709372           260,876
Putnam International New
 Opportunities -- Class IA....       1.60%             4,957      10.721678            53,146
Putnam International New
 Opportunities -- Class IA....       1.75%             2,713      10.646941            28,886
Putnam International New
 Opportunities -- Class IA....       1.90%               350      10.624302             3,714
Putnam International New
 Opportunities -- Class IB....       1.35%                22      10.666443               231
Putnam International New
 Opportunities -- Class IB....       1.40%             3,166      10.654891            33,733
Putnam International New
 Opportunities -- Class IB....       1.40%            42,060       4.507005           189,563
Putnam International New
 Opportunities -- Class IB....       1.50%             9,966       9.024464            89,934
Putnam International New
 Opportunities -- Class IB....       1.55%               441      10.632252             4,688
Putnam International New
 Opportunities -- Class IB....       1.65%             7,752       4.187341            32,461
Putnam International New
 Opportunities -- Class IB....       1.70%                52       6.960300               360
Putnam International New
 Opportunities -- Class IB....       1.70%            18,945       4.185938            79,301
Putnam International New
 Opportunities -- Class IB....       1.75%             5,887      10.602111            62,414
Putnam International New
 Opportunities -- Class IB....       1.80%               254       4.163391             1,057
Putnam International New
 Opportunities -- Class IB....       2.00%            15,575       4.139119            64,469
Putnam International New
 Opportunities -- Class IB....       2.05%             3,379       6.886470            23,273
Putnam Investors --
 Class IA.....................       0.95%            10,333       7.138334            73,757
Putnam Investors --
 Class IA.....................       1.10%            22,995       0.709331            16,311
Putnam Investors --
 Class IA.....................       1.40%        19,469,382       8.279549       161,197,706
Putnam Investors --
 Class IA.....................       1.55%           442,032       8.221797         3,634,295
Putnam Investors --
 Class IA.....................       1.60%            63,776       8.231255           524,956
Putnam Investors --
 Class IA.....................       1.75%            48,831       8.173866           399,138
Putnam Investors --
 Class IA.....................       1.95%               108       8.150707               878
Putnam Investors --
 Class IB.....................       0.95%               110       8.247327               910
Putnam Investors --
 Class IB.....................       1.30%               656       8.206473             5,385
Putnam Investors --
 Class IB.....................       1.35%            11,317       8.203716            92,842
Putnam Investors --
 Class IB.....................       1.40%            66,700       8.194829           546,594
Putnam Investors --
 Class IB.....................       1.40%           292,235       5.913966         1,728,270
Putnam Investors --
 Class IB.....................       1.50%           116,463       7.742366           901,697
Putnam Investors --
 Class IB.....................       1.55%             6,026       8.177397            49,278

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Investors --
 Class IB.....................       1.55%            29,868     $ 5.880349    $      175,634
Putnam Investors --
 Class IB.....................       1.60%             5,819       8.171610            47,551
Putnam Investors --
 Class IB.....................       1.65%            67,976        5.70866           388,054
Putnam Investors --
 Class IB.....................       1.70%            78,132       6.167449           481,873
Putnam Investors --
 Class IB.....................       1.70%           288,220       5.706740         1,644,794
Putnam Investors --
 Class IB.....................       1.75%             1,084       5.846075             6,338
Putnam Investors --
 Class IB.....................       1.75%           233,009       8.154226         1,900,006
Putnam Investors --
 Class IB.....................       1.80%            26,820       5.676011           152,230
Putnam Investors --
 Class IB.....................       1.85%             7,944       6.137782            48,758
Putnam Investors --
 Class IB.....................       1.85%            25,780       5.675403           146,309
Putnam Investors --
 Class IB.....................       1.90%            14,695       8.136895           119,574
Putnam Investors --
 Class IB.....................       1.95%             5,534       8.131126            44,998
Putnam Investors --
 Class IB.....................       2.00%             2,626       6.124731            16,083
Putnam Investors --
 Class IB.....................       2.00%           142,008       5.642930           801,341
Putnam Investors --
 Class IB.....................       2.05%            36,839       6.102004           224,789
Putnam Investors --
 Class IB.....................       2.10%             6,313       8.113841            51,224
Putnam Investors --
 Class IB.....................       2.15%            13,704       5.630934            77,164
Putnam Investors --
 Class IB.....................       2.20%             2,204       5.626934            12,404
Putnam Investors --
 Class IB.....................       2.30%            18,556       5.616858           104,227
Putnam Money Market --
 Class IA.....................       0.40%               302       1.429032               432
Putnam Money Market --
 Class IA.....................       0.95%         1,168,061       1.095398         1,279,492
Putnam Money Market --
 Class IA.....................       1.10%             1,670      10.885385            18,177
Putnam Money Market --
 Class IA.....................       1.40%       124,167,639       1.695787       210,561,867
Putnam Money Market --
 Class IA.....................       1.45%             6,388      10.798985            68,988
Putnam Money Market --
 Class IA.....................       1.55%         1,338,828       1.683984         2,254,565
Putnam Money Market --
 Class IA.....................       1.60%           114,053       1.685873           192,278
Putnam Money Market --
 Class IA.....................       1.75%           194,310       1.674147           325,304
Putnam Money Market --
 Class IB.....................       0.95%            31,934       1.687269            53,880
Putnam Money Market --
 Class IB.....................       1.35%           103,295       1.678361           173,366
Putnam Money Market --
 Class IB.....................       1.40%           197,924       1.676506           331,821
Putnam Money Market --
 Class IB.....................       1.40%           631,572       1.048263           662,054
Putnam Money Market --
 Class IB.....................       1.50%         1,025,550       1.100320         1,128,433
Putnam Money Market --
 Class IB.....................       1.55%             1,216       1.672936             2,035
Putnam Money Market --
 Class IB.....................       1.65%           316,130       1.039218           328,528
Putnam Money Market --
 Class IB.....................       1.70%             9,942       1.012203            10,063
Putnam Money Market --
 Class IB.....................       1.70%           164,872       1.038933           171,291
Putnam Money Market --
 Class IB.....................       1.75%            58,096       1.668203            96,916
Putnam Money Market --
 Class IB.....................       1.80%           136,139       1.033344           140,679
Putnam Money Market --
 Class IB.....................       1.85%            80,399       1.007394            80,994
Putnam Money Market --
 Class IB.....................       2.00%            36,334       1.027372            37,328
Putnam Money Market --
 Class IB.....................       2.05%             5,155       1.001362             5,162
Putnam New Opportunities --
 Class IA.....................       0.40%               561      22.315167            12,511
Putnam New Opportunities --
 Class IA.....................       0.95%            16,704       6.725359           112,338
Putnam New Opportunities --
 Class IA.....................       1.40%        23,585,713      18.745876       442,134,859
Putnam New Opportunities --
 Class IA.....................       1.55%           145,761      18.615049         2,713,356
Putnam New Opportunities --
 Class IA.....................       1.60%            39,513      18.636499           736,388
Putnam New Opportunities --
 Class IA.....................       1.75%            31,560      18.506424           584,056
Putnam New Opportunities --
 Class IA.....................       1.90%             1,051      18.467095            19,408

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam New Opportunities --
 Class IA.....................       1.95%                18     $18.453988    $          330
Putnam New Opportunities --
 Class IA.....................       2.10%               786      18.414761            14,466
Putnam New Opportunities --
 Class IB.....................       0.95%                19      18.642383               355
Putnam New Opportunities --
 Class IB.....................       1.35%             5,912      18.543835           109,627
Putnam New Opportunities --
 Class IB.....................       1.40%            20,465      18.523746           379,084
Putnam New Opportunities --
 Class IB.....................       1.40%           503,628       4.024170         2,026,685
Putnam New Opportunities --
 Class IB.....................       1.50%           126,464       7.868473           995,082
Putnam New Opportunities --
 Class IB.....................       1.55%             1,385      18.484374            25,592
Putnam New Opportunities --
 Class IB.....................       1.55%            13,668       4.001276            54,689
Putnam New Opportunities --
 Class IB.....................       1.60%             1,643      18.471269            30,347
Putnam New Opportunities --
 Class IB.....................       1.65%               641       7.818411             5,008
Putnam New Opportunities --
 Class IB.....................       1.65%           123,231       3.683315           453,900
Putnam New Opportunities --
 Class IB.....................       1.70%            51,451       4.746316           244,202
Putnam New Opportunities --
 Class IB.....................       1.70%           346,292       3.682078         1,275,076
Putnam New Opportunities --
 Class IB.....................       1.75%             2,004       3.977946             7,973
Putnam New Opportunities --
 Class IB.....................       1.75%           104,075      18.432002         1,918,309
Putnam New Opportunities --
 Class IB.....................       1.80%             6,939       3.662213            25,412
Putnam New Opportunities --
 Class IB.....................       1.90%             4,824      18.392811            88,732
Putnam New Opportunities --
 Class IB.....................       1.95%             3,992      18.379777            73,373
Putnam New Opportunities --
 Class IB.....................       2.00%             2,513       4.713440            11,844
Putnam New Opportunities --
 Class IB.....................       2.00%           119,468       3.640854           434,965
Putnam New Opportunities --
 Class IB.....................       2.05%            30,082       4.695927           141,265
Putnam New Opportunities --
 Class IB.....................       2.10%             2,779      18.340707            50,972
Putnam New Opportunities --
 Class IB.....................       2.15%             4,875       3.633126            17,713
Putnam New Opportunities --
 Class IB.....................       2.20%             2,873       3.630543            10,430
Putnam New Opportunities --
 Class IB.....................       2.30%             8,502       3.624040            30,812
Putnam New Value --
 Class IA.....................       0.95%             5,598      14.240291            79,720
Putnam New Value --
 Class IA.....................       1.40%         9,208,269      16.198908       149,163,905
Putnam New Value --
 Class IA.....................       1.55%            83,769      16.086057         1,347,518
Putnam New Value --
 Class IA.....................       1.60%            25,808      16.104526           415,632
Putnam New Value --
 Class IA.....................       1.75%            22,177      15.992316           354,658
Putnam New Value --
 Class IA.....................       1.95%               467      15.947022             7,455
Putnam New Value --
 Class IA.....................       2.10%             1,912      15.913122            30,418
Putnam New Value --
 Class IB.....................       0.95%                22      16.114078               361
Putnam New Value --
 Class IB.....................       1.35%             4,071      16.028893            65,254
Putnam New Value --
 Class IB.....................       1.40%            18,236      14.493109           264,292
Putnam New Value --
 Class IB.....................       1.40%            16,642      16.011534           266,469
Putnam New Value --
 Class IB.....................       1.50%            48,238      13.551697           653,705
Putnam New Value --
 Class IB.....................       1.55%             1,604      15.977498            25,629
Putnam New Value --
 Class IB.....................       1.55%             7,360      14.410865           106,068
Putnam New Value --
 Class IB.....................       1.60%             1,868      15.966172            29,821
Putnam New Value --
 Class IB.....................       1.65%            42,818      14.837880           635,327
Putnam New Value --
 Class IB.....................       1.70%            24,857      12.255770           304,642
Putnam New Value --
 Class IB.....................       1.70%            54,576      14.832918           809,523
Putnam New Value --
 Class IB.....................       1.75%            55,376      15.932232           882,264
Putnam New Value --
 Class IB.....................       1.80%            16,906      14.753139           249,415
Putnam New Value --
 Class IB.....................       1.85%               372      14.751417             5,494
Putnam New Value --
 Class IB.....................       1.90%               734      15.898354            11,668

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam New Value --
 Class IB.....................       1.95%             5,151     $15.887106    $       81,841
Putnam New Value --
 Class IB.....................       2.00%             1,025      12.171019            12,479
Putnam New Value --
 Class IB.....................       2.00%            29,518      14.667160           432,938
Putnam New Value --
 Class IB.....................       2.05%            11,116      12.125857           134,787
Putnam New Value --
 Class IB.....................       2.10%               167      15.853320             2,649
Putnam New Value --
 Class IB.....................       2.30%               130      14.599402             1,895
Putnam New Value --
 Class IB.....................       2.35%             1,311      12.069839            15,818
Putnam OTC & Emerging Growth
 -- Class IA..................       0.95%            35,157       3.875064           136,234
Putnam OTC & Emerging Growth
 -- Class IA..................       1.10%             2,024       3.850589             7,793
Putnam OTC & Emerging Growth
 -- Class IA..................       1.40%         5,608,667       5.188467        29,100,382
Putnam OTC & Emerging Growth
 -- Class IA..................       1.55%            87,941       5.152223           453,090
Putnam OTC & Emerging Growth
 -- Class IA..................       1.60%            19,790       5.158175           102,078
Putnam OTC & Emerging Growth
 -- Class IA..................       1.75%            17,196       5.122127            88,079
Putnam OTC & Emerging Growth
 -- Class IA..................       1.90%               295       5.111229             1,507
Putnam OTC & Emerging Growth
 -- Class IB..................       0.95%                37       5.170500               193
Putnam OTC & Emerging Growth
 -- Class IB..................       1.35%               988       5.143176             5,083
Putnam OTC & Emerging Growth
 -- Class IB..................       1.40%            14,075       5.137599            72,310
Putnam OTC & Emerging Growth
 -- Class IB..................       1.40%           123,495       1.868084           230,698
Putnam OTC & Emerging Growth
 -- Class IB..................       1.50%            34,056       5.268311           179,416
Putnam OTC & Emerging Growth
 -- Class IB..................       1.55%             1,954       5.126677            10,018
Putnam OTC & Emerging Growth
 -- Class IB..................       1.55%            15,841       1.857441            29,424
Putnam OTC & Emerging Growth
 -- Class IB..................       1.60%             1,262       5.123046             6,466
Putnam OTC & Emerging Growth
 -- Class IB..................       1.65%               413       5.234756             2,164
Putnam OTC & Emerging Growth
 -- Class IB..................       1.65%            21,689       1.655986            35,917
Putnam OTC & Emerging Growth
 -- Class IB..................       1.70%             3,661       3.297505            12,072
Putnam OTC & Emerging Growth
 -- Class IB..................       1.70%            56,391       1.655436            93,352
Putnam OTC & Emerging Growth
 -- Class IB..................       1.75%            31,036       5.112166           158,661
Putnam OTC & Emerging Growth
 -- Class IB..................       1.80%               506       1.646475               832
Putnam OTC & Emerging Growth
 -- Class IB..................       1.85%            43,569       1.646290            71,726
Putnam OTC & Emerging Growth
 -- Class IB..................       1.90%               289       5.101301             1,474
Putnam OTC & Emerging Growth
 -- Class IB..................       1.95%               722       5.097671             3,683
Putnam OTC & Emerging Growth
 -- Class IB..................       2.00%            22,001       1.636851            36,013
Putnam OTC & Emerging Growth
 -- Class IB..................       2.05%             1,820       3.262456             5,937
Putnam OTC & Emerging Growth
 -- Class IB..................       2.10%             9,753       5.086827            49,613
Putnam OTC & Emerging Growth
 -- Class IB..................       2.20%             6,470       1.632223            10,561
Putnam OTC & Emerging Growth
 -- Class IB..................       2.35%             5,665       3.247398            18,398
Putnam Research --
 Class IA.....................       0.95%             8,313       8.919211            74,141
Putnam Research --
 Class IA.....................       1.40%         4,039,880      11.633757        46,998,987
Putnam Research --
 Class IA.....................       1.55%           108,971      11.552619         1,258,894
Putnam Research --
 Class IA.....................       1.60%            32,999      11.565906           381,669
Putnam Research --
 Class IA.....................       1.75%            30,800      11.485246           353,749
Putnam Research --
 Class IA.....................       1.90%               177      11.460848             2,029
Putnam Research --
 Class IA.....................       2.10%               570      11.428358             6,510
Putnam Research --
 Class IB.....................       0.95%                 8      11.582775                93
Putnam Research --
 Class IB.....................       1.35%             4,843      11.521530            55,796
Putnam Research --
 Class IB.....................       1.40%            10,533      11.509056           121,220
Putnam Research --
 Class IB.....................       1.40%            50,293       7.550517           379,736
Putnam Research --
 Class IB.....................       1.50%            20,129      11.448850           230,459

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Research --
 Class IB.....................       1.55%             2,875     $11.484601    $       33,015
Putnam Research --
 Class IB.....................       1.55%            25,243       7.507625           189,517
Putnam Research --
 Class IB.....................       1.65%            37,878       7.439700           281,801
Putnam Research --
 Class IB.....................       1.70%            34,230       7.508906           257,031
Putnam Research --
 Class IB.....................       1.70%            81,723       7.437203           607,789
Putnam Research --
 Class IB.....................       1.75%            63,447      11.452057           726,601
Putnam Research --
 Class IB.....................       1.80%             8,833       7.397167            65,339
Putnam Research --
 Class IB.....................       1.90%             3,270      11.427704            37,374
Putnam Research --
 Class IB.....................       1.95%             3,623      11.419619            41,370
Putnam Research --
 Class IB.....................       2.00%            47,719       7.354027           350,927
Putnam Research --
 Class IB.....................       2.05%             2,673       7.429259            19,861
Putnam Research --
 Class IB.....................       2.15%             5,691       7.338381            41,764
Putnam Research --
 Class IB.....................       2.20%               834       7.333190             6,115
Putnam Research --
 Class IB.....................       2.30%               869       7.320045             6,360
Putnam Small Cap Value --
 Class IA.....................       0.40%               616      18.428279            11,355
Putnam Small Cap Value --
 Class IA.....................       0.95%             1,698      18.967726            32,204
Putnam Small Cap Value --
 Class IA.....................       1.40%         6,985,932      17.588487       122,871,971
Putnam Small Cap Value --
 Class IA.....................       1.55%            75,584      17.465921         1,320,136
Putnam Small Cap Value --
 Class IA.....................       1.60%            53,102      17.486019           928,542
Putnam Small Cap Value --
 Class IA.....................       1.75%            17,413      17.364180           302,367
Putnam Small Cap Value --
 Class IB.....................       0.95%                13      17.507952               228
Putnam Small Cap Value --
 Class IB.....................       1.35%             1,225      17.415443            21,340
Putnam Small Cap Value --
 Class IB.....................       1.40%            14,977      17.396579           260,547
Putnam Small Cap Value --
 Class IB.....................       1.40%            20,668      16.597694           343,039
Putnam Small Cap Value --
 Class IB.....................       1.50%            26,271      17.329709           455,265
Putnam Small Cap Value --
 Class IB.....................       1.55%             1,803      17.359626            31,294
Putnam Small Cap Value --
 Class IB.....................       1.55%             2,004      16.503462            33,079
Putnam Small Cap Value --
 Class IB.....................       1.60%               336      17.347308             5,835
Putnam Small Cap Value --
 Class IB.....................       1.65%            19,122      16.280365           311,312
Putnam Small Cap Value --
 Class IB.....................       1.70%            13,538      16.274912           220,330
Putnam Small Cap Value --
 Class IB.....................       1.70%            27,589      15.587439           430,036
Putnam Small Cap Value --
 Class IB.....................       1.75%            53,205      17.310454           920,999
Putnam Small Cap Value --
 Class IB.....................       1.80%               278      16.187356             4,508
Putnam Small Cap Value --
 Class IB.....................       1.85%             2,824      16.185541            45,707
Putnam Small Cap Value --
 Class IB.....................       1.90%             5,197      17.273652            89,767
Putnam Small Cap Value --
 Class IB.....................       1.95%             1,695      17.261426            29,255
Putnam Small Cap Value --
 Class IB.....................       2.00%            13,439      16.093042           216,273
Putnam Small Cap Value --
 Class IB.....................       2.05%             8,813      15.422252           135,913
Putnam Small Cap Value --
 Class IB.....................       2.15%             1,218      16.058849            19,567
Putnam Small Cap Value --
 Class IB.....................       2.20%               158      16.047450             2,529
Putnam Small Cap Value --
 Class IB.....................       2.30%               624      16.018732             9,996
Putnam Small Cap Value --
 Class IB.....................       2.35%             8,259      15.351024           126,785
Putnam The George Putnam Fund
 of Boston -- Class IA........       0.95%             2,062      11.640311            23,997
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.40%        14,292,827      11.295023       161,437,804
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.55%           251,109      11.216295         2,816,515
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.60%            82,618      11.229234           927,742
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.75%            36,198      11.150975           403,646
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.90%               546      11.127259             6,072

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.95%             2,602     $11.119367    $       28,930
Putnam The George Putnam Fund
 of Boston -- Class IA........       2.10%             1,102      11.095725            12,231
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.35%             8,969      11.176851           100,248
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.40%            58,299      11.164748           650,896
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.40%            55,976      11.790438           659,977
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.45%                30      11.156838               339
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.50%            92,760      11.300219         1,048,211
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.55%               192      11.723524             2,252
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.55%             2,878      11.141003            32,062
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.60%             1,071      11.133117            11,919
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.65%             1,881      11.228402            21,121
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.65%            48,234      11.875662           572,811
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.70%            51,750      10.822283           560,050
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.70%            67,758      11.871687           804,403
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.75%               104      11.655213             1,217
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.75%            70,459      11.109442           782,756
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.80%             3,301      11.807830            38,981
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.85%               757      10.770323             8,154
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.85%             8,535      11.806477           100,765
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.90%            19,367      11.085815           214,703
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.95%             3,948      11.077959            43,741
Putnam The George Putnam Fund
 of Boston -- Class IB........       1.95%             5,608      11.622186            65,180
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.00%            29,049      11.739048           341,008
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.05%            10,786      10.707602           115,490
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.10%             8,038      11.054400            88,857
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.15%             3,448      11.714099            40,387
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.20%             3,396      11.705779            39,747
Putnam The George Putnam Fund
 of Boston -- Class IB........       2.35%               528      10.658106             5,631
Putnam Utilities Growth and
 Income -- Class IA...........       0.40%                24      18.899159               460
Putnam Utilities Growth and
 Income -- Class IA...........       1.10%               223       8.211106             1,832
Putnam Utilities Growth and
 Income -- Class IA...........       1.40%         8,910,140      18.441066       164,312,486
Putnam Utilities Growth and
 Income -- Class IA...........       1.55%            77,340      18.312501         1,416,284
Putnam Utilities Growth and
 Income -- Class IA...........       1.60%            19,451      18.333622           356,614
Putnam Utilities Growth and
 Income -- Class IA...........       1.75%            10,699      18.205815           194,781
Putnam Utilities Growth and
 Income -- Class IA...........       2.10%               393      18.115665             7,126
Putnam Utilities Growth and
 Income -- Class IB...........       1.35%               127      18.252609             2,325
Putnam Utilities Growth and
 Income -- Class IB...........       1.40%             3,049      18.232840            55,587
Putnam Utilities Growth and
 Income -- Class IB...........       1.40%            17,878       8.349932           149,283
Putnam Utilities Growth and
 Income -- Class IB...........       1.50%            64,517       8.808258           568,282
Putnam Utilities Growth and
 Income -- Class IB...........       1.55%               359       8.302520             2,977
Putnam Utilities Growth and
 Income -- Class IB...........       1.65%            44,267       8.267704           365,983
Putnam Utilities Growth and
 Income -- Class IB...........       1.70%             3,772       7.279706            27,456
Putnam Utilities Growth and
 Income -- Class IB...........       1.70%             7,952       8.264923            65,722
Putnam Utilities Growth and
 Income -- Class IB...........       1.75%             7,340       18.14254           133,162
Putnam Utilities Growth and
 Income -- Class IB...........       1.80%             2,462       8.220450            20,239
Putnam Utilities Growth and
 Income -- Class IB...........       1.85%             2,991       8.219518            24,583
Putnam Utilities Growth and
 Income -- Class IB...........       1.90%             1,715      18.103991            31,040
Putnam Utilities Growth and
 Income -- Class IB...........       1.95%             1,961      18.091156            35,476

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Utilities Growth and
 Income -- Class IB...........       2.00%             5,343     $ 8.172559    $       43,670
Putnam Utilities Growth and
 Income -- Class IB...........       2.05%             5,966       7.202554            42,969
Putnam Utilities Growth and
 Income -- Class IB...........       2.15%             3,012       8.155190            24,564
Putnam Utilities Growth and
 Income -- Class IB...........       2.20%               764       8.149407             6,225
Putnam Utilities Growth and
 Income -- Class IB...........       2.30%             2,647       8.134809            21,534
Putnam Utilities Growth and
 Income -- Class IB...........       2.35%             5,375       7.169279            38,538
Putnam Vista -- Class IA......       0.40%             1,245      13.001775            16,190
Putnam Vista -- Class IA......       0.95%            22,587       7.943547           179,424
Putnam Vista -- Class IA......       1.10%            18,642       7.893435           147,151
Putnam Vista -- Class IA......       1.40%         8,773,774      12.123502       106,368,863
Putnam Vista -- Class IA......       1.55%           119,115      12.038927         1,434,018
Putnam Vista -- Class IA......       1.60%            24,519      12.052796           295,524
Putnam Vista -- Class IA......       1.75%            25,099      11.968681           300,408
Putnam Vista -- Class IA......       1.95%                31      11.934773               374
Putnam Vista -- Class IB......       1.35%               595      11.999453             7,135
Putnam Vista -- Class IB......       1.40%             7,964      11.986441            95,463
Putnam Vista -- Class IB......       1.40%           221,298       4.786819         1,059,311
Putnam Vista -- Class IB......       1.50%            83,471       8.553810           713,999
Putnam Vista -- Class IB......       1.55%               986      11.960958            11,790
Putnam Vista -- Class IB......       1.55%            28,553       4.759612           135,900
Putnam Vista -- Class IB......       1.65%               347       8.499396             2,951
Putnam Vista -- Class IB......       1.65%            77,541       4.254335           329,887
Putnam Vista -- Class IB......       1.70%            32,084       4.252914           136,452
Putnam Vista -- Class IB......       1.70%            41,830       5.010934           209,607
Putnam Vista -- Class IB......       1.75%            21,261      11.927063           253,583
Putnam Vista -- Class IB......       1.80%             1,239       4.229990             5,242
Putnam Vista -- Class IB......       1.85%             9,687       4.229525            40,972
Putnam Vista -- Class IB......       1.90%             3,507      11.901712            41,739
Putnam Vista -- Class IB......       1.95%               520      11.893273             6,182
Putnam Vista -- Class IB......       2.00%            34,701       4.205307           145,929
Putnam Vista -- Class IB......       2.05%             3,462       4.957764            17,164
Putnam Vista -- Class IB......       2.10%             4,120      11.868002            48,900
Putnam Vista -- Class IB......       2.20%             2,996       4.193386            12,564
Putnam Vista -- Class IB......       2.30%             2,635       4.185873            11,030
Putnam Vista -- Class IB......       2.35%             5,502       4.934834            27,151
Putnam Voyager -- Class IA....       0.40%             1,554      25.559686            39,714
Putnam Voyager -- Class IA....       0.95%            33,830       8.031751           271,718
Putnam Voyager -- Class IA....       1.40%        22,411,373      48.999095     1,098,136,988
Putnam Voyager -- Class IA....       1.55%           161,902      48.657312         7,877,731
Putnam Voyager -- Class IA....       1.60%            22,027      48.713392         1,073,018
Putnam Voyager -- Class IA....       1.75%            36,583      48.373605         1,769,667
Putnam Voyager -- Class IA....       1.90%             1,436      48.270755            69,320
Putnam Voyager -- Class IA....       1.95%               885      48.236523            42,694
Putnam Voyager -- Class IA....       2.10%                97      48.133973             4,688
Putnam Voyager -- Class IB....       0.95%                12      48.767901               601
Putnam Voyager -- Class IB....       1.30%                72      48.526314             3,495
Putnam Voyager -- Class IB....       1.35%             6,758      48.510055           327,854
Putnam Voyager -- Class IB....       1.40%            20,469      48.457510           991,894

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Voyager -- Class IB....       1.40%           393,941     $ 5.314371    $    2,093,549
Putnam Voyager -- Class IB....       1.45%                11      48.423152               541
Putnam Voyager -- Class IB....       1.50%           225,136       9.358924         2,107,030
Putnam Voyager -- Class IB....       1.55%             1,048      48.354498            50,689
Putnam Voyager -- Class IB....       1.55%            25,535       5.284151           134,932
Putnam Voyager -- Class IB....       1.60%               203      48.320194             9,830
Putnam Voyager -- Class IB....       1.65%           125,580       4.950501           621,681
Putnam Voyager -- Class IB....       1.70%            70,880       6.150436           435,941
Putnam Voyager -- Class IB....       1.70%           487,855       4.948849         2,414,317
Putnam Voyager -- Class IB....       1.75%            72,635      48.217454         3,502,277
Putnam Voyager -- Class IB....       1.80%             2,711       4.922202            13,343
Putnam Voyager -- Class IB....       1.85%             2,332       6.120879            14,276
Putnam Voyager -- Class IB....       1.85%            15,078       4.921633            74,207
Putnam Voyager -- Class IB....       1.90%             5,934      48.114946           285,494
Putnam Voyager -- Class IB....       1.95%             1,602      48.080819            77,027
Putnam Voyager -- Class IB....       2.00%           174,169       4.893482           852,294
Putnam Voyager -- Class IB....       2.05%            62,079       6.085184           377,763
Putnam Voyager -- Class IB....       2.10%             3,993      47.978594           191,592
Putnam Voyager -- Class IB....       2.15%            16,778       4.883080            81,928
Putnam Voyager -- Class IB....       2.20%             4,182       4.879627            20,406
Putnam Voyager -- Class IB....       2.30%            22,512       4.870871           109,655
Putnam Voyager -- Class IB....       2.35%            18,568       6.057077           112,466
Putnam Discovery Growth --
 Class IA.....................       0.95%             5,394       4.963500            26,771
Putnam Discovery Growth --
 Class IA.....................       1.40%         1,657,264       4.893176         8,109,286
Putnam Discovery Growth --
 Class IA.....................       1.55%            17,134       4.869966            83,441
Putnam Discovery Growth --
 Class IA.....................       1.60%             8,984       4.864619            43,702
Putnam Discovery Growth --
 Class IA.....................       1.75%            23,917       4.841531           115,793
Putnam Discovery Growth --
 Class IA.....................       2.10%             5,785       4.817556            27,867
Putnam Discovery Growth --
 Class IB.....................       0.95%                38       4.881142               184
Putnam Discovery Growth --
 Class IB.....................       1.35%               576       4.855349             2,797
Putnam Discovery Growth --
 Class IB.....................       1.40%            16,469       4.851166            79,895
Putnam Discovery Growth --
 Class IB.....................       1.50%             9,084       4.835823            43,931
Putnam Discovery Growth --
 Class IB.....................       1.55%             3,206       4.828153            15,479
Putnam Discovery Growth --
 Class IB.....................       1.65%            33,979       4.812859           163,538
Putnam Discovery Growth --
 Class IB.....................       1.70%            44,600       4.805239           214,312
Putnam Discovery Growth --
 Class IB.....................       1.75%            50,301       4.799979           241,442
Putnam Discovery Growth --
 Class IB.....................       1.90%             9,551       4.777197            45,629
Putnam Discovery Growth --
 Class IB.....................       1.95%             4,664       4.786390            22,326
Putnam Discovery Growth --
 Class IB.....................       2.00%            22,162       4.762079           105,535
Putnam Discovery Growth --
 Class IB.....................       2.05%             7,875       4.754547            37,442
Putnam Discovery Growth --
 Class IB.....................       2.30%             2,633       4.739479            12,479
Putnam Capital Opportunities
 -- Class IA..................       1.40%           141,500      12.940088         1,831,026
Putnam Capital Opportunities
 -- Class IA..................       1.55%                43      12.927148               562
Putnam Capital Opportunities
 -- Class IA..................       1.60%               434      12.922836             5,614
Putnam Capital Opportunities
 -- Class IA..................       1.75%             1,088      12.909912            14,049
Putnam Capital Opportunities
 -- Class IB..................       1.35%               674      12.911612             8,706
Putnam Capital Opportunities
 -- Class IB..................       1.50%               963      12.898696            12,417
Putnam Capital Opportunities
 -- Class IB..................       1.55%               768      12.894401             9,904

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam Capital Opportunities
 -- Class IB..................       1.65%               246     $12.885793    $        3,173
Putnam Capital Opportunities
 -- Class IB..................       1.70%             7,479      12.881496            96,345
Putnam Capital Opportunities
 -- Class IB..................       1.75%             4,745      12.877206            61,108
Putnam Capital Opportunities
 -- Class IB..................       2.00%             4,534      12.855745            58,288
Putnam Capital Opportunities
 -- Class IB..................       2.05%             3,691      12.851465            47,430
Putnam Capital Opportunities
 -- Class IB..................       2.35%             8,173      12.825763           104,831
Putnam Equity Income --
 Class IA.....................       1.40%         1,103,232      12.067710        13,313,486
Putnam Equity Income --
 Class IA.....................       1.55%             9,048      12.055633           109,085
Putnam Equity Income --
 Class IA.....................       1.75%             5,936      12.039545            71,472
Putnam Equity Income --
 Class IA.....................       1.95%             4,702      12.023481            56,537
Putnam Equity Income --
 Class IB.....................       1.35%             8,072      12.041597            97,206
Putnam Equity Income --
 Class IB.....................       1.40%             9,804      12.037575           118,015
Putnam Equity Income --
 Class IB.....................       1.50%            12,259      12.029548           147,470
Putnam Equity Income --
 Class IB.....................       1.55%             5,784      12.025535            69,560
Putnam Equity Income --
 Class IB.....................       1.65%             3,307      12.017506            39,740
Putnam Equity Income --
 Class IB.....................       1.70%            77,308      12.013492           928,735
Putnam Equity Income --
 Class IB.....................       1.75%            36,879      12.009490           442,902
Putnam Equity Income --
 Class IB.....................       1.90%             6,794      11.997466            81,512
Putnam Equity Income --
 Class IB.....................       1.95%               288      11.993465             3,459
Putnam Equity Income --
 Class IB.....................       2.00%            22,881      11.989458           274,336
Putnam Equity Income --
 Class IB.....................       2.05%             9,177      11.985461           109,990
Putnam Equity Income --
 Class IB.....................       2.30%             2,989      11.965477            35,768
Putnam Equity Income --
 Class IB.....................       2.35%             6,319      11.961480            75,581
Salomon Brothers Variable All
 Cap Fund -- Class............       1.40%           861,963       1.217162         1,049,148
Salomon Brothers Variable All
 Cap Fund -- Class............       1.55%           300,081       1.209843           363,051
Salomon Brothers Variable High
 Yield Bond Fund -- Class.....       1.40%           149,332       1.331938           198,901
Salomon Brothers Variable
 Investors Fund -- Class......       1.40%           512,311       1.087128           556,948
Salomon Brothers Variable
 Investors Fund -- Class......       1.55%             2,012       1.080564             2,174
Salomon Brothers Variable
 Total Return Fund -- Class...       1.40%           139,768       1.100760           153,851
Salomon Brothers Variable
 Total Return Fund -- Class...       1.55%             1,981       1.094146             2,167
                                                                               --------------
    SUB-TOTAL.................                                                 $6,787,568,689
                                                                               --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Putnam American Government
 Income -- Class IA...........       1.40%             3,378      12.588999            42,521
Putnam American Government
 Income -- Class IB...........       1.40%             4,092      12.299914            50,333
Putnam Capital Appreciation --
 Class IA.....................       1.40%             1,237       7.659505             9,476
Putnam Diversified Income --
 Class IA.....................       1.40%            20,169      15.727311           317,207
Putnam Diversified Income --
 Class IB.....................       1.40%             6,292      15.544217            97,805
Putnam Global Asset Allocation
 -- Class IA..................       1.40%            29,375      29.406177           863,815
Putnam Global Asset Allocation
 -- Class IB..................       1.40%            15,005       9.054796           135,869
Putnam Global Equity --
 Class IA.....................       1.40%            65,212      19.146420         1,248,584
Putnam Growth and Income --
 Class IA.....................       1.40%           125,722      45.405261         5,708,452
Putnam Growth and Income --
 Class IB.....................       1.25%                67      10.287051               689
Putnam Health Sciences --
 Class IA.....................       1.40%             3,712      10.313571            38,288
Putnam High Yield --
 Class IA.....................       1.40%            23,511      28.135541           661,508
Putnam Income -- Class IA.....       1.40%            38,000      25.569160           971,636
Putnam Income -- Class IB.....       1.25%               224      12.445189             2,793
Putnam Income -- Class IB.....       1.40%             1,512      25.287625            38,227

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Putnam International Growth
 and Income -- Class IA.......       1.40%             6,673     $14.417797    $       96,217
Putnam International Equity --
 Class IA.....................       1.40%             7,064      15.333205           108,314
Putnam International New
 Opportunities -- Class IA....       1.40%             2,151      10.784533            23,201
Putnam Investors --
 Class IA.....................       0.95%             1,137       7.138334             8,113
Putnam Investors --
 Class IA.....................       1.40%            19,727       8.279549           163,333
Putnam Money Market --
 Class IA.....................       1.40%           227,276       1.695787           385,411
Putnam Money Market --
 Class IB.....................       1.25%               776       1.059621               823
Putnam New Opportunities --
 Class IA.....................       1.40%            25,867      18.745876           484,900
Putnam New Value --
 Class IA.....................       1.40%             6,637      16.198908           107,518
Putnam OTC & Emerging Growth
 -- Class IA..................       1.40%             3,177       5.188467            16,483
Putnam Research --
 Class IA.....................       1.40%             1,236      11.633757            14,377
Putnam Research --
 Class IB.....................       1.25%               204       7.634409             1,558
Putnam Small Cap Value --
 Class IA.....................       1.40%             6,441      17.588487           113,284
Putnam The George Putnam Fund
 of Boston -- Class IA........       1.40%            16,579      11.295023           187,260
Putnam Utilities Growth and
 Income -- Class IA...........       1.40%            21,637      18.441066           399,006
Putnam Utilities Growth and
 Income -- Class IB...........       1.25%               179       8.139115             1,456
Putnam Vista -- Class IA......       1.40%             2,388      12.123502            28,956
Putnam Voyager -- Class IA....       0.40%                60      25.559686             1,537
Putnam Voyager -- Class IA....       1.40%            77,637      48.999095         3,804,132
Putnam Voyager -- Class IB....       1.40%             6,891       5.314371            36,619
Putnam Discovery Growth --
 Class IA.....................       1.40%             5,646       4.893176            27,629
                                                                               --------------
    SUB-TOTAL.................                                                 $   16,197,330
                                                                               --------------
GRAND TOTAL...................                                                 $6,803,766,019
                                                                               ==============

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                      This page intentionally left blank.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                   PUTNAM
                                                  AMERICAN         PUTNAM
                                 PUTNAM          GOVERNMENT       CAPITAL
                             MID CAP VALUE         INCOME       APPRECIATION
                            SUB-ACCOUNT (A)      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............       $ 67,503         $ 7,807,915     $  --
                                --------         -----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (30,895)         (2,123,051)       (92,975)
                                --------         -----------     ----------
    Net investment income
     (loss)..............         36,608           5,684,864        (92,975)
                                --------         -----------     ----------
CAPITAL GAINS INCOME.....       --                  --              --
                                --------         -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (194)           (400,045)       (32,569)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        815,599          (4,625,583)     1,683,441
                                --------         -----------     ----------
    Net gain (loss) on
     investments.........        815,405          (5,025,628)     1,650,872
                                --------         -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $852,013         $   659,236     $1,557,897
                                ========         ===========     ==========

(a)  From inception, March 27, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             PUTNAM        PUTNAM                       PUTNAM        PUTNAM
                           DIVERSIFIED  GLOBAL ASSET     PUTNAM       GROWTH AND      GROWTH          PUTNAM          PUTNAM
                             INCOME      ALLOCATION   GLOBAL EQUITY     INCOME     OPPORTUNITIES  HEALTH SCIENCES   HIGH YIELD
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------  ------------  -------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............  $19,552,956  $ 7,127,426   $  3,186,955   $ 42,869,119   $  --           $   665,517    $24,313,741
                           -----------  -----------   ------------   ------------   ----------      -----------    -----------
EXPENSE:
  Mortality and expense
   undertakings..........   (2,743,526)  (2,143,243)    (3,139,052)   (25,437,816)    (216,191)      (1,061,362)    (2,906,551)
                           -----------  -----------   ------------   ------------   ----------      -----------    -----------
    Net investment income
     (loss)..............   16,809,430    4,984,183         47,903     17,431,303     (216,191)        (395,845)    21,407,190
                           -----------  -----------   ------------   ------------   ----------      -----------    -----------
CAPITAL GAINS INCOME.....      --           --             --             --           --              --              --
                           -----------  -----------   ------------   ------------   ----------      -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,557,532)  (3,809,266)   (50,263,549)   (14,938,671)    (962,592)      (1,010,736)      (653,840)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   21,987,381   30,643,287    111,852,717    469,139,108    4,538,647       14,502,145     31,008,890
                           -----------  -----------   ------------   ------------   ----------      -----------    -----------
    Net gain (loss) on
     investments.........   20,429,849   26,834,021     61,589,168    454,200,437    3,576,055       13,491,409     30,355,050
                           -----------  -----------   ------------   ------------   ----------      -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $37,239,279  $31,818,204   $ 61,637,071   $471,631,740   $3,359,864      $13,095,564    $51,762,240
                           ===========  ===========   ============   ============   ==========      ===========    ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                            PUTNAM
                                         INTERNATIONAL        PUTNAM
                              PUTNAM      GROWTH AND      INTERNATIONAL
                              INCOME        INCOME            EQUITY
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ------------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $22,962,745    $ 1,264,782      $  1,539,392
                           -----------    -----------      ------------
EXPENSE:
  Mortality and expense
   undertakings..........   (5,821,368)      (905,171)       (1,770,016)
                           -----------    -----------      ------------
    Net investment income
     (loss)..............   17,141,377        359,611          (230,624)
                           -----------    -----------      ------------
CAPITAL GAINS INCOME.....      --             --              --
                           -----------    -----------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (276,421)    (4,522,096)      (11,700,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,578,939)    27,341,778        46,482,908
                           -----------    -----------      ------------
    Net gain (loss) on
     investments.........   (1,855,360)    22,819,682        34,782,617
                           -----------    -----------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $15,286,017    $23,179,293      $ 34,551,993
                           ===========    ===========      ============

(b) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                PUTNAM                                                                             PUTNAM
                             INTERNATIONAL        PUTNAM         PUTNAM          PUTNAM           PUTNAM       OTC & EMERGING
                           NEW OPPORTUNITIES    INVESTORS     MONEY MARKET  NEW OPPORTUNITIES    NEW VALUE         GROWTH
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  --------------  ------------  -----------------  -------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $   209,807      $  1,119,985   $ 2,202,519     $   --            $ 2,002,660     $   --
                              -----------      ------------   -----------     ------------      -----------     ------------
EXPENSE:
  Mortality and expense
   undertakings..........        (447,401)       (2,049,700)   (3,579,320)      (5,429,124)      (1,718,121)        (343,369)
                              -----------      ------------   -----------     ------------      -----------     ------------
    Net investment income
     (loss)..............        (237,594)         (929,715)   (1,376,801)      (5,429,124)         284,539         (343,369)
                              -----------      ------------   -----------     ------------      -----------     ------------
CAPITAL GAINS INCOME.....        --                --             --              --                --              --
                              -----------      ------------   -----------     ------------      -----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,541,649)      (18,234,587)           14      (30,328,381)      (3,420,291)     (10,567,347)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      11,833,173        56,406,822       --           152,335,572       40,824,647       18,719,510
                              -----------      ------------   -----------     ------------      -----------     ------------
    Net gain (loss) on
     investments.........      10,291,524        38,172,235            14      122,007,191       37,404,356        8,152,163
                              -----------      ------------   -----------     ------------      -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $10,053,930      $ 37,242,520   $(1,376,787)    $116,578,067      $37,688,895     $  7,808,794
                              ===========      ============   ===========     ============      ===========     ============


                              PUTNAM
                             RESEARCH
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $   272,303
                            -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (617,992)
                            -----------
    Net investment income
     (loss)..............      (345,689)
                            -----------
CAPITAL GAINS INCOME.....       --
                            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (6,518,628)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    17,369,105
                            -----------
    Net gain (loss) on
     investments.........    10,850,477
                            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $10,504,788
                            ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             PUTNAM
                              PUTNAM       THE GEORGE         PUTNAM
                             SMALL CAP     PUTNAM FUND   UTILITIES GROWTH      PUTNAM
                               VALUE        OF BOSTON       AND INCOME         VISTA
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............   $   528,422    $ 4,154,227     $ 6,656,059      $   --
                            -----------    -----------     -----------      ------------
EXPENSE:
  Mortality and expense
   undertakings..........    (1,272,990)    (2,037,228)     (2,026,658)       (1,278,254)
                            -----------    -----------     -----------      ------------
    Net investment income
     (loss)..............      (744,568)     2,116,999       4,629,401        (1,278,254)
                            -----------    -----------     -----------      ------------
CAPITAL GAINS INCOME.....       --             --             --                --
                            -----------    -----------     -----------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (2,631,789)       202,561      (4,634,182)      (20,643,271)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    44,211,343     21,786,867      33,718,320        49,773,032
                            -----------    -----------     -----------      ------------
    Net gain (loss) on
     investments.........    41,579,554     21,989,428      29,084,138        29,129,761
                            -----------    -----------     -----------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $40,834,986    $24,106,427     $33,713,539      $ 27,851,507
                            ===========    ===========     ===========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                 PUTNAM              PUTNAM                            SALOMON BROTHERS
                               PUTNAM          DISCOVERY            CAPITAL              PUTNAM          VARIABLE ALL
                              VOYAGER            GROWTH          OPPORTUNITIES       EQUITY INCOME         CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT (D)     SUB-ACCOUNT (E)     SUB-ACCOUNT (F)    SUB-ACCOUNT (C)
                           --------------  ------------------  ------------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  7,207,442       $ --                 $ 43,037           $   81,395          $  3,063
                            ------------       ----------           --------           ----------          --------
EXPENSE:
  Mortality and expense
   undertakings..........    (13,825,448)         (83,113)            (8,489)             (56,420)          (14,735)
                            ------------       ----------           --------           ----------          --------
    Net investment income
     (loss)..............     (6,618,006)         (83,113)            34,548               24,975           (11,672)
                            ------------       ----------           --------           ----------          --------
CAPITAL GAINS INCOME.....       --               --                 --                   --                 --
                            ------------       ----------           --------           ----------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (87,158,202)         (27,388)              (209)                 312           (54,815)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    326,327,323        1,736,742            158,268            1,411,824           432,451
                            ------------       ----------           --------           ----------          --------
    Net gain (loss) on
     investments.........    239,169,121        1,709,354            158,059            1,412,136           377,636
                            ------------       ----------           --------           ----------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $232,551,115       $1,626,241           $192,607           $1,437,111          $365,964
                            ============       ==========           ========           ==========          ========

                            SALOMON BROTHERS     SALOMON BROTHERS   SALOMON BROTHERS
                           VARIABLE HIGH YIELD  VARIABLE INVESTORS   VARIABLE TOTAL
                                BOND FUND              FUND           RETURN FUND
                               SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............        $11,819             $  6,879           $ 2,356
                                 -------             --------           -------
EXPENSE:
  Mortality and expense
   undertakings..........         (1,708)              (5,501)           (1,175)
                                 -------             --------           -------
    Net investment income
     (loss)..............         10,111                1,378             1,181
                                 -------             --------           -------
CAPITAL GAINS INCOME.....       --                   --                   1,806
                                 -------             --------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,327               (4,683)               23
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         16,299              123,998            11,413
                                 -------             --------           -------
    Net gain (loss) on
     investments.........         17,626              119,315            11,436
                                 -------             --------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $27,737             $120,693           $12,617
                                 =======             ========           =======

(c) Formerly Salomon Brothers Variable Capital Fund Sub-Account. Change effective April 30, 2003.
(d)  Formerly Putnam Voyager II Sub-Account. Change effective April 30, 2003.
(e)  From inception, May 1, 2003 to December 31, 2003.
(f)  From inception, May 1, 2003 to December 31, 2003.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                   PUTNAM
                                                  AMERICAN         PUTNAM
                                 PUTNAM          GOVERNMENT       CAPITAL
                             MID CAP VALUE         INCOME       APPRECIATION
                            SUB-ACCOUNT (A)      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $   36,608       $  5,684,864    $   (92,975)
  Capital gains income...        --                 --              --
  Net realized gain
   (loss) on security
   transactions..........            (194)          (400,045)       (32,569)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         815,599         (4,625,583)     1,683,441
                               ----------       ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         852,013            659,236      1,557,897
                               ----------       ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............         789,101          2,478,486        673,843
  Net transfers..........       7,405,289        (39,695,238)     4,768,771
  Surrenders for benefit
   payments and fees.....        (358,836)       (36,743,726)    (1,043,077)
  Net annuity
   transactions..........        --                      448          6,994
                               ----------       ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,835,554        (73,960,030)     4,406,531
                               ----------       ------------    -----------
  Net increase (decrease)
   in net assets.........       8,687,567        (73,300,794)     5,964,428
NET ASSETS:
  Beginning of year......        --              189,399,824      5,242,046
                               ----------       ------------    -----------
  End of year............      $8,687,567       $116,099,030    $11,206,474
                               ==========       ============    ===========

(a)  From inception, March 27, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                              PUTNAM        PUTNAM                        PUTNAM         PUTNAM
                           DIVERSIFIED   GLOBAL ASSET     PUTNAM        GROWTH AND       GROWTH          PUTNAM          PUTNAM
                              INCOME      ALLOCATION   GLOBAL EQUITY      INCOME      OPPORTUNITIES  HEALTH SCIENCES   HIGH YIELD
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  -------------  --------------  -------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 16,809,430  $  4,984,183  $     47,903   $   17,431,303   $  (216,191)   $   (395,845)   $ 21,407,190
  Capital gains income...       --            --            --              --             --             --               --
  Net realized gain
   (loss) on security
   transactions..........    (1,557,532)   (3,809,266)  (50,263,549)     (14,938,671)     (962,592)     (1,010,736)       (653,840)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    21,987,381    30,643,287   111,852,717      469,139,108     4,538,647      14,502,145      31,008,890
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    37,239,279    31,818,204    61,637,071      471,631,740     3,359,864      13,095,564      51,762,240
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     6,465,328     1,182,690     1,803,946       15,288,222       474,820       1,548,665       3,762,466
  Net transfers..........     9,273,703    (6,968,477)  (18,437,911)     (84,361,087)    2,017,843      (4,520,264)     14,528,305
  Surrenders for benefit
   payments and fees.....   (38,850,090)  (27,735,100)  (37,263,528)    (312,850,877)   (2,262,952)    (11,107,301)    (38,721,654)
  Net annuity
   transactions..........      (127,926)     (253,474)     (298,398)      (1,276,933)         (322)        (14,312)       (189,678)
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (23,238,985)  (33,774,361)  (54,195,891)    (383,200,675)      229,389     (14,093,212)    (20,620,561)
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets.........    14,000,294    (1,956,157)    7,441,180       88,431,065     3,589,253        (997,648)     31,141,679
NET ASSETS:
  Beginning of year......   207,011,201   174,879,568   255,955,727    2,058,642,040    15,107,981      85,505,257     210,566,079
                           ------------  ------------  ------------   --------------   -----------    ------------    ------------
  End of year............  $221,011,495  $172,923,411  $263,396,907   $2,147,073,105   $18,697,234    $ 84,507,609    $241,707,758
                           ============  ============  ============   ==============   ===========    ============    ============

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             PUTNAM
                                          INTERNATIONAL      PUTNAM
                              PUTNAM       GROWTH AND     INTERNATIONAL
                              INCOME         INCOME          EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (B)
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $ 17,141,377   $    359,611    $   (230,624)
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (276,421)    (4,522,096)    (11,700,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,578,939)    27,341,778      46,482,908
                           ------------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    15,286,017     23,179,293      34,551,993
                           ------------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     9,980,983      1,045,363       4,418,403
  Net transfers..........   (23,695,443)    (2,635,648)     (7,963,719)
  Surrenders for benefit
   payments and fees.....   (79,093,531)   (10,124,341)    (17,732,154)
  Net annuity
   transactions..........      (188,153)       (27,488)        (26,589)
                           ------------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (92,996,144)   (11,742,114)    (21,304,059)
                           ------------   ------------    ------------
  Net increase (decrease)
   in net assets.........   (77,710,127)    11,437,179      13,247,934
NET ASSETS:
  Beginning of year......   488,906,074     71,773,793     142,060,065
                           ------------   ------------    ------------
  End of year............  $411,195,947   $ 83,210,972    $155,307,999
                           ============   ============    ============

(b) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                PUTNAM                                                                               PUTNAM
                             INTERNATIONAL        PUTNAM          PUTNAM           PUTNAM            PUTNAM      OTC & EMERGING
                           NEW OPPORTUNITIES    INVESTORS      MONEY MARKET   NEW OPPORTUNITIES    NEW VALUE         GROWTH
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  --------------  --------------  -----------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $  (237,594)     $   (929,715)   $ (1,376,801)    $ (5,429,124)     $    284,539    $  (343,369)
  Capital gains income...        --                --              --               --                --              --
  Net realized gain
   (loss) on security
   transactions..........      (1,541,649)      (18,234,587)             14      (30,328,381)       (3,420,291)   (10,567,347)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      11,833,173        56,406,822        --            152,335,572        40,824,647     18,719,510
                              -----------      ------------    ------------     ------------      ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      10,053,930        37,242,520      (1,376,787)     116,578,067        37,688,895      7,808,794
                              -----------      ------------    ------------     ------------      ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............         381,902         4,495,553       6,402,118        5,740,124         2,657,805        471,710
  Net transfers..........      (2,398,271)       (6,719,410)      2,260,687      (26,836,756)        1,977,603      1,970,685
  Surrenders for benefit
   payments and fees.....      (4,434,437)      (20,593,881)   (163,944,566)     (59,065,161)      (20,394,485)    (3,489,058)
  Net annuity
   transactions..........         (10,076)           (7,138)       (112,016)        (197,069)          (12,941)        (8,287)
                              -----------      ------------    ------------     ------------      ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (6,460,882)      (22,824,876)   (155,393,777)     (80,358,862)      (15,772,018)    (1,054,950)
                              -----------      ------------    ------------     ------------      ------------    -----------
  Net increase (decrease)
   in net assets.........       3,593,048        14,417,644    (156,770,564)      36,219,205        21,916,877      6,753,844
NET ASSETS:
  Beginning of year......      35,914,783       161,369,170     375,080,451      419,004,854       134,582,286     24,185,813
                              -----------      ------------    ------------     ------------      ------------    -----------
  End of year............     $39,507,831      $175,786,814    $218,309,887     $455,224,059      $156,499,163    $30,939,657
                              ===========      ============    ============     ============      ============    ===========


                              PUTNAM
                             RESEARCH
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (345,689)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........   (6,518,628)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   17,369,105
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   10,504,788
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    1,405,781
  Net transfers..........   (2,605,701)
  Surrenders for benefit
   payments and fees.....   (6,433,984)
  Net annuity
   transactions..........      (14,425)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (7,648,329)
                           -----------
  Net increase (decrease)
   in net assets.........    2,856,459
NET ASSETS:
  Beginning of year......   49,687,623
                           -----------
  End of year............  $52,544,082
                           ===========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM
                                             THE GEORGE         PUTNAM
                               PUTNAM        PUTNAM FUND   UTILITIES GROWTH     PUTNAM
                           SMALL CAP VALUE    OF BOSTON       AND INCOME         VISTA
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (744,568)   $  2,116,999     $  4,629,401    $ (1,278,254)
  Capital gains income...       --               --              --               --
  Net realized gain
   (loss) on security
   transactions..........     (2,631,789)        202,561       (4,634,182)    (20,643,271)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     44,211,343      21,786,867       33,718,320      49,773,032
                            ------------    ------------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     40,834,986      24,106,427       33,713,539      27,851,507
                            ------------    ------------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............      1,835,821       2,788,506        1,150,847       1,120,302
  Net transfers..........      9,508,908      14,250,797       (8,228,154)        142,272
  Surrenders for benefit
   payments and fees.....    (15,783,999)    (24,129,730)     (25,422,280)    (13,082,870)
  Net annuity
   transactions..........         26,000         (17,206)        (143,829)        (10,921)
                            ------------    ------------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,413,270)     (7,107,633)     (32,643,416)    (11,831,217)
                            ------------    ------------     ------------    ------------
  Net increase (decrease)
   in net assets.........     36,421,716      16,998,794        1,070,123      16,020,290
NET ASSETS:
  Beginning of year......     92,871,747     155,196,309      167,279,537      96,063,569
                            ------------    ------------     ------------    ------------
  End of year............   $129,293,463    $172,195,103     $168,349,660    $112,083,859
                            ============    ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                  PUTNAM              PUTNAM                            SALOMON BROTHERS
                               PUTNAM           DISCOVERY            CAPITAL              PUTNAM          VARIABLE ALL
                               VOYAGER            GROWTH          OPPORTUNITIES       EQUITY INCOME         CAP FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (D)     SUB-ACCOUNT (E)     SUB-ACCOUNT (F)    SUB-ACCOUNT (C)
                           ---------------  ------------------  ------------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $   (6,618,006)      $  (83,113)         $   34,548         $    24,975         $  (11,672)
  Capital gains income...        --               --                  --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........     (87,158,202)         (27,388)               (209)                312            (54,815)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     326,327,323        1,736,742             158,268           1,411,824            432,451
                           --------------       ----------          ----------         -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     232,551,115        1,626,241             192,607           1,437,111            365,964
                           --------------       ----------          ----------         -----------         ----------
UNIT TRANSACTIONS:
  Purchases..............      11,492,921          585,113             244,421           1,466,938              5,378
  Net transfers..........     (53,729,948)       3,199,680           1,867,407          14,198,683             89,777
  Surrenders for benefit
   payments and fees.....    (162,929,319)        (831,858)            (50,982)         (1,127,878)          (152,323)
  Net annuity
   transactions..........        (837,836)          21,252            --                  --                 --
                           --------------       ----------          ----------         -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (206,004,182)       2,974,187           2,060,846          14,537,743            (57,168)
                           --------------       ----------          ----------         -----------         ----------
  Net increase (decrease)
   in net assets.........      26,546,933        4,600,428           2,253,453          15,974,854            308,796
NET ASSETS:
  Beginning of year......   1,101,485,975        4,819,050            --                  --                1,103,403
                           --------------       ----------          ----------         -----------         ----------
  End of year............  $1,128,032,908       $9,419,478          $2,253,453         $15,974,854         $1,412,199
                           ==============       ==========          ==========         ===========         ==========

                            SALOMON BROTHERS     SALOMON BROTHERS   SALOMON BROTHERS
                           VARIABLE HIGH YIELD  VARIABLE INVESTORS   VARIABLE TOTAL
                                BOND FUND              FUND           RETURN FUND
                               SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $ 10,111             $  1,378           $  1,181
  Capital gains income...       --                   --                    1,806
  Net realized gain
   (loss) on security
   transactions..........          1,327               (4,683)                23
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         16,299              123,998             11,413
                                --------             --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         27,737              120,693             14,423
                                --------             --------           --------
UNIT TRANSACTIONS:
  Purchases..............          1,700                1,775                200
  Net transfers..........         64,781               36,805             69,625
  Surrenders for benefit
   payments and fees.....        (35,953)              (6,714)              (739)
  Net annuity
   transactions..........       --                   --                  --
                                --------             --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         30,528               31,866             69,086
                                --------             --------           --------
  Net increase (decrease)
   in net assets.........         58,265              152,559             83,509
NET ASSETS:
  Beginning of year......        140,636              406,563             72,509
                                --------             --------           --------
  End of year............       $198,901             $559,122           $156,018
                                ========             ========           ========

(c) Formerly Salomon Brothers Variable Capital Fund Sub-Account. Change effective April 30, 2003.
(d)  Formerly Putnam Voyager II Sub-Account. Change effective April 30, 2003.
(e)  From inception, May 1, 2003 to December 31, 2003.
(f)  From inception, May 1, 2003 to December 31, 2003.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                              PUTNAM
                             AMERICAN       PUTNAM        PUTNAM
                            GOVERNMENT     CAPITAL     DIVERSIFIED
                              INCOME     APPRECIATION     INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $    303,222  $   (40,852)  $ 17,985,335
  Capital gains income...       --           --             --
  Net realized gain
   (loss) on security
   transactions..........       (22,814)    (138,780)    (8,432,694)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     8,453,205   (1,083,715)       665,771
                           ------------  -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,733,613   (1,263,347)    10,218,412
                           ------------  -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     2,639,813      276,563      2,048,360
  Net transfers..........   132,421,153    2,963,663    (11,149,267)
  Surrenders for benefit
   payments and fees.....   (23,486,531)    (779,245)   (39,837,860)
  Net annuity
   transactions..........       (11,701)     --            (190,068)
                           ------------  -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   111,562,734    2,460,981    (49,128,835)
                           ------------  -----------   ------------
  Net increase (decrease)
   in net assets.........   120,296,347    1,197,634    (38,910,423)
NET ASSETS:
  Beginning of year......    69,103,477    4,044,412    245,921,624
                           ------------  -----------   ------------
  End of year............  $189,399,824  $ 5,242,046   $207,011,201
                           ============  ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                              PUTNAM                              PUTNAM           PUTNAM
                           GLOBAL ASSET        PUTNAM           GROWTH AND         GROWTH          PUTNAM          PUTNAM
                            ALLOCATION     GLOBAL EQUITY          INCOME        OPPORTUNITIES  HEALTH SCIENCES   HIGH YIELD
                           SUB-ACCOUNT    SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------------  -----------------  -------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  1,922,700    $  (3,103,990)     $    31,726,751   $   (243,409)   $ (1,320,572)   $ 28,755,237
  Capital gains income...       --             --                   --               --             --               --
  Net realized gain
   (loss) on security
   transactions..........    (7,725,330)     (77,564,509)        (101,277,886)    (4,673,351)     (9,429,081)    (20,362,560)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (26,144,894)     (14,260,711)        (538,562,179)    (2,526,343)    (18,201,457)    (13,578,720)
                           ------------    -------------      ---------------   ------------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (31,947,524)     (94,929,210)        (608,113,314)    (7,443,103)    (28,951,110)     (5,186,043)
                           ------------    -------------      ---------------   ------------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     1,011,176        2,050,979           17,926,685        271,326       1,047,878       1,869,417
  Net transfers..........   (19,416,424)     (49,007,447)        (224,299,658)    (1,186,205)    (17,329,567)    (17,022,647)
  Surrenders for benefit
   payments and fees.....   (36,734,046)     (51,402,540)        (377,964,995)    (1,946,519)    (12,344,539)    (39,787,312)
  Net annuity
   transactions..........       126,389         (351,522)          (1,296,644)          (188)        (15,845)        (98,534)
                           ------------    -------------      ---------------   ------------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (55,012,905)     (98,710,530)        (585,634,612)    (2,861,586)    (28,642,073)    (55,039,076)
                           ------------    -------------      ---------------   ------------    ------------    ------------
  Net increase (decrease)
   in net assets.........   (86,960,429)    (193,639,740)      (1,193,747,926)   (10,304,689)    (57,593,183)    (60,225,119)
NET ASSETS:
  Beginning of year......   261,839,997      449,595,467        3,252,389,966     25,412,670     143,098,440     270,791,198
                           ------------    -------------      ---------------   ------------    ------------    ------------
  End of year............  $174,879,568    $ 255,955,727      $ 2,058,642,040   $ 15,107,981    $ 85,505,257    $210,566,079
                           ============    =============      ===============   ============    ============    ============


                              PUTNAM
                              INCOME
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 19,277,818
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........     1,529,812
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,900,221
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    31,707,851
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     5,711,942
  Net transfers..........    39,777,682
  Surrenders for benefit
   payments and fees.....   (78,479,246)
  Net annuity
   transactions..........      (358,254)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (33,347,876)
                           ------------
  Net increase (decrease)
   in net assets.........    (1,640,025)
NET ASSETS:
  Beginning of year......   490,546,099
                           ------------
  End of year............  $488,906,074
                           ============

(a)  Formerly Putnam Global Growth Sub-Account. Change effective October 15,
     2002.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              PUTNAM
                           INTERNATIONAL        PUTNAM             PUTNAM
                            GROWTH AND      INTERNATIONAL       INTERNATIONAL
                              INCOME            GROWTH        NEW OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT (B)       SUB-ACCOUNT
                           -------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $   (448,206)     $   (303,084)      $   (131,482)
  Capital gains income...       --              --                  --
  Net realized gain
   (loss) on security
   transactions..........    (8,973,714)      (36,055,694)        (9,742,255)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,621,066)        2,550,885          2,700,528
                           ------------      ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (14,042,986)      (33,807,893)        (7,173,209)
                           ------------      ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............       608,691         2,127,882            389,937
  Net transfers..........    (5,751,042)       (8,868,093)        (7,834,318)
  Surrenders for benefit
   payments and fees.....   (11,695,835)      (19,392,424)        (5,542,050)
  Net annuity
   transactions..........           750           (27,877)            (7,562)
                           ------------      ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (16,837,436)      (26,160,512)       (12,993,993)
                           ------------      ------------       ------------
  Net increase (decrease)
   in net assets.........   (30,880,422)      (59,968,405)       (20,167,202)
NET ASSETS:
  Beginning of year......   102,654,215       202,028,470         56,081,985
                           ------------      ------------       ------------
  End of year............  $ 71,773,793      $142,060,065       $ 35,914,783
                           ============      ============       ============

(b) Effective October 15, 2002, Putnam Asia Pacific Growth Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                                                                    PUTNAM
                               PUTNAM           PUTNAM            PUTNAM           PUTNAM       OTC & EMERGING        PUTNAM
                              INVESTORS      MONEY MARKET    NEW OPPORTUNITIES    NEW VALUE         GROWTH           RESEARCH
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  -----------------  -------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  (1,770,696)   $     798,088     $  (7,328,728)   $  4,657,430     $   (410,533)     $   (292,827)
  Capital gains income...        --               --               --                --              --                --
  Net realized gain
   (loss) on security
   transactions..........     (49,785,617)        --            (128,502,887)     (5,810,770)     (38,597,903)       (7,186,050)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (14,525,653)        --             (98,874,256)    (30,759,412)      25,178,687       (10,386,378)
                            -------------    -------------     -------------    ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (66,081,966)         798,088      (234,705,871)    (31,912,752)     (13,829,749)      (17,865,255)
                            -------------    -------------     -------------    ------------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............       2,214,691        5,269,980         4,601,604       2,082,498          561,208           937,727
  Net transfers..........     (35,324,806)     141,158,606       (94,193,663)     15,214,195       (4,541,675)       (2,997,223)
  Surrenders for benefit
   payments and fees.....     (26,212,049)    (217,675,849)      (70,149,556)    (20,285,373)      (3,371,065)       (8,292,911)
  Net annuity
   transactions..........         (85,373)          84,779          (168,977)         41,229          (10,833)            7,053
                            -------------    -------------     -------------    ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (59,407,537)     (71,162,484)     (159,910,592)     (2,947,451)      (7,362,365)      (10,345,354)
                            -------------    -------------     -------------    ------------     ------------      ------------
  Net increase (decrease)
   in net assets.........    (125,489,503)     (70,364,396)     (394,616,463)    (34,860,203)     (21,192,114)      (28,210,609)
NET ASSETS:
  Beginning of year......     286,858,673      445,444,847       813,621,317     169,442,489       45,377,927        77,898,232
                            -------------    -------------     -------------    ------------     ------------      ------------
  End of year............   $ 161,369,170    $ 375,080,451     $ 419,004,854    $134,582,286     $ 24,185,813      $ 49,687,623
                            =============    =============     =============    ============     ============      ============


                               PUTNAM
                           SMALL CAP VALUE
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................   $    (86,305)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........     (8,229,027)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (21,799,407)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (30,114,739)
                            ------------
UNIT TRANSACTIONS:
  Purchases..............      2,115,117
  Net transfers..........     39,697,565
  Surrenders for benefit
   payments and fees.....    (17,081,892)
  Net annuity
   transactions..........         34,122
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     24,764,912
                            ------------
  Net increase (decrease)
   in net assets.........     (5,349,827)
NET ASSETS:
  Beginning of year......     98,221,574
                            ------------
  End of year............   $ 92,871,747
                            ============

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              PUTNAM
                            THE GEORGE         PUTNAM
                            PUTNAM FUND   UTILITIES GROWTH     PUTNAM
                             OF BOSTON       AND INCOME         VISTA
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  2,023,498    $   6,183,869    $ (1,681,297)
  Capital gains income...       --              --               --
  Net realized gain
   (loss) on security
   transactions..........      (946,005)     (13,037,390)    (56,025,671)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (18,323,028)     (64,490,660)      4,794,756
                           ------------    -------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (17,245,535)     (71,344,181)    (52,912,212)
                           ------------    -------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     2,381,216        1,079,283       1,449,268
  Net transfers..........    28,710,892      (33,370,458)    (21,633,098)
  Surrenders for benefit
   payments and fees.....   (20,547,116)     (35,704,678)    (15,579,794)
  Net annuity
   transactions..........       (25,627)        (153,498)        (27,248)
                           ------------    -------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    10,519,365      (68,149,351)    (35,790,872)
                           ------------    -------------    ------------
  Net increase (decrease)
   in net assets.........    (6,726,170)    (139,493,532)    (88,703,084)
NET ASSETS:
  Beginning of year......   161,922,479      306,773,069     184,766,653
                           ------------    -------------    ------------
  End of year............  $155,196,309    $ 167,279,537    $ 96,063,569
                           ============    =============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                SALOMON BROTHERS   SALOMON BROTHERS     SALOMON BROTHERS
                               PUTNAM             PUTNAM        VARIABLE CAPITAL  VARIABLE HIGH YIELD  VARIABLE INVESTORS
                               VOYAGER          VOYAGER II            FUND             BOND FUND              FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (C)      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ------------------  ----------------  -------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $   (4,908,038)     $   (86,188)        $  (11,851)         $  8,230             $    (827)
  Capital gains income...        --               --                 --                --                    --
  Net realized gain
   (loss) on security
   transactions..........    (181,822,455)      (9,424,119)           (98,986)           (1,549)              (13,834)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (308,526,476)       5,992,210           (375,750)            1,150              (129,021)
                           --------------      -----------         ----------          --------             ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (495,256,969)      (3,518,097)          (486,587)            7,831              (143,682)
                           --------------      -----------         ----------          --------             ---------
UNIT TRANSACTIONS:
  Purchases..............      10,167,924          347,846             19,493            11,714                 2,288
  Net transfers..........    (181,657,633)        (824,287)           585,936            15,790               (20,809)
  Surrenders for benefit
   payments and fees.....    (200,945,654)        (855,034)          (266,300)          (43,351)              (23,671)
  Net annuity
   transactions..........      (1,159,115)           2,948           --                --                    --
                           --------------      -----------         ----------          --------             ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (373,594,478)      (1,328,527)           339,129           (15,847)              (42,192)
                           --------------      -----------         ----------          --------             ---------
  Net increase (decrease)
   in net assets.........    (868,851,447)      (4,846,624)          (147,458)           (8,016)             (185,874)
NET ASSETS:
  Beginning of year......   1,970,337,422        9,665,674          1,250,861           148,652               592,437
                           --------------      -----------         ----------          --------             ---------
  End of year............  $1,101,485,975      $ 4,819,050         $1,103,403          $140,636             $ 406,563
                           ==============      ===========         ==========          ========             =========

                           SALOMON BROTHERS
                            VARIABLE TOTAL
                             RETURN FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   311
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       (1,760)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (4,603)
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (6,052)
                               -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........       13,985
  Surrenders for benefit
   payments and fees.....       (1,140)
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       12,845
                               -------
  Net increase (decrease)
   in net assets.........        6,793
NET ASSETS:
  Beginning of year......       65,716
                               -------
  End of year............      $72,509
                               =======

(c) Effective October 15, 2002, Putnam Technology Sub-Account merged with Putnam Voyager II Sub-Account.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

    Class IA shares are offered at net asset value and are not subject to a distribution fee. 40% of Class IA shares are for Company employees only.

    Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

   b) DEDUCTION OF OTHER FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the policies, the Company accesses deductions for the costs of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum annual rate of 4% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of charges in net assets.

_____________________________________ SA-44 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES       PROCEEDS
                                            AT COST       FROM SALES
                                          ------------  --------------
Putnam Mid Cap Value....................  $  8,075,772  $      203,609
Putnam American Government Income.......    26,736,120      95,011,251
Putnam Capital Appreciation.............     6,575,227       2,261,684
Putnam Diversified Income...............    32,978,107      39,406,937
Putnam Global Asset Allocation..........     9,003,865      37,794,155
Putnam Global Equity....................     4,361,703      58,509,346
Putnam Growth and Income................    53,673,345     419,444,914
Putnam Growth Opportunities.............     4,984,493       4,971,402
Putnam Health Sciences..................     3,899,003      18,386,577
Putnam High Yield.......................    48,200,740      47,424,744
Putnam Income...........................    37,691,379     113,546,198
Putnam International Growth and
 Income.................................     4,161,497      15,544,128
Putnam International Equity.............    10,923,811      32,475,331
Putnam International New
 Opportunities..........................     4,766,252      11,464,882
Putnam Investors........................     7,624,886      31,387,636
Putnam Money Market.....................    66,705,253     223,367,311
Putnam New Opportunities................     5,316,838      91,101,393
Putnam New Value........................    12,428,931      27,916,511
Putnam OTC & Emerging Growth............     7,436,955       8,852,403
Putnam Research.........................     3,884,422      11,879,168
Putnam Small Cap Value..................    16,309,307      21,467,051
Putnam The George Putnam Fund of
 Boston.................................    16,368,415      21,358,111
Putnam Utilities Growth and Income......     8,064,563      36,076,429
Putnam Vista............................     4,024,827      17,134,478
Putnam Voyager..........................    23,461,911     236,095,296
Putnam Discovery Growth.................     4,595,528       1,704,444
Putnam Capital Opportunities............     2,379,646         284,252
Putnam Equity Income....................    14,877,191         314,475
Salomon Brothers Variable All Cap
 Fund...................................       382,139         450,980
Salomon Brothers Variable High Yield
 Bond Fund..............................        78,148          37,491
Salomon Brothers Variable Investors
 Fund...................................        60,464          27,216
Salomon Brothers Variable Total Return
 Fund...................................        75,236           3,159
                                          ------------  --------------
                                          $450,105,974  $1,625,902,962
                                          ============  ==============

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                       UNITS        UNITS             NET
                                       ISSUED     REDEEMED    INCREASE (DECREASE)
                                     ----------  -----------  -------------------
Putnam Mid Cap Value...............     693,612       14,850            678,762
Putnam American Government
 Income............................   2,267,159    8,146,027         (5,878,868)
Putnam Capital Appreciation........     978,815      357,536            621,279
Putnam Diversified Income..........   1,367,873    2,857,157         (1,489,284)
Putnam Global Asset Allocation.....     153,815    1,417,452         (1,263,637)
Putnam Global Equity...............     226,898    3,495,328         (3,268,430)
Putnam Growth and Income...........     941,982   10,564,135         (9,622,153)
Putnam Growth Opportunities........   1,406,886    1,328,670             78,216
Putnam Health Sciences.............     444,881    1,947,732         (1,502,851)
Putnam High Yield..................   1,378,757    1,974,542           (595,785)
Putnam Income......................   1,325,303    4,793,775         (3,468,472)
Putnam International Growth and
 Income............................   1,213,390    2,617,911         (1,404,521)
Putnam International Equity........     376,377    1,375,758           (999,381)
Putnam International New
 Opportunities.....................     593,371    1,300,581           (707,210)
Putnam Investors...................   1,351,484    4,435,010         (3,083,526)
Putnam Money Market................  61,071,142  152,552,061        (91,480,919)
Putnam New Opportunities...........   1,015,983    5,597,259         (4,581,276)
Putnam New Value...................   1,051,710    2,261,663         (1,209,953)
Putnam OTC & Emerging Growth.......   1,872,154    2,103,501           (231,347)
Putnam Research....................     486,525    1,218,093           (731,568)
Putnam Small Cap Value.............   1,279,720    1,736,133           (456,413)
Putnam The George Putnam Fund of
 Boston............................   1,791,115    2,447,495           (656,380)
Putnam Utilities Growth and
 Income............................     204,765    2,241,569         (2,036,804)
Putnam Vista.......................     632,221    1,788,946         (1,156,725)
Putnam Voyager.....................   1,321,506    5,389,380         (4,067,874)
Putnam Discovery Growth............   1,058,307      415,540            642,767
Putnam Capital Opportunities.......     195,916       21,576            174,340
Putnam Equity Income...............   1,352,651       27,869          1,324,782
Salomon Brothers Variable All Cap
 Fund..............................     343,098      425,427            (82,329)
Salomon Brothers Variable High
 Yield Bond Fund...................      51,281       31,267             20,014
Salomon Brothers Variable Investors
 Fund..............................      53,463       27,163             26,300
Salomon Brothers Variable Total
 Return Fund.......................      66,963          518             66,445

_____________________________________ SA-46 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                        UNITS        UNITS             NET
                                       ISSUED      REDEEMED    INCREASE (DECREASE)
                                     -----------  -----------  -------------------
Putnam American Government
 Income............................   14,545,582    5,368,684          9,176,898
Putnam Capital Appreciation........      841,798      497,495            344,303
Putnam Diversified Income..........    2,060,550    5,879,227         (3,818,677)
Putnam Global Asset Allocation.....      365,382    2,511,321         (2,145,939)
Putnam Global Equity...............    1,085,530    7,064,714         (5,979,184)
Putnam Growth and Income...........    3,527,994   18,784,356        (15,256,362)
Putnam Growth Opportunities........    1,407,645    2,126,164           (718,519)
Putnam Health Sciences.............    1,205,464    4,281,649         (3,076,185)
Putnam High Yield..................    2,161,960    4,606,552         (2,444,592)
Putnam Income......................    5,035,317    6,357,017         (1,321,700)
Putnam International Growth and
 Income............................    1,252,993    2,724,535         (1,471,542)
Putnam International Growth........    6,143,111    9,613,804         (3,470,693)
Putnam International New
 Opportunities.....................      911,243    2,389,129         (1,477,886)
Putnam Investors...................    2,372,566   10,646,946         (8,274,380)
Putnam Money Market................  288,457,878  329,855,033        (41,397,155)
Putnam New Opportunities...........    1,809,871   11,627,552         (9,817,681)
Putnam New Value...................    4,907,576    5,441,832           (534,256)
Putnam OTC & Emerging Growth.......    1,910,555    3,619,221         (1,708,666)
Putnam Research....................    1,358,497    2,420,653         (1,062,156)
Putnam Small Cap Value.............    7,137,593    5,997,322          1,140,271
Putnam The George Putnam Fund of
 Boston............................    5,981,598    5,034,748            946,850
Putnam Utilities Growth and
 Income............................      603,026    4,824,060         (4,221,034)
Putnam Vista.......................    1,388,307    4,767,672         (3,379,365)
Putnam Voyager.....................    1,879,739   10,368,262         (8,488,523)
Putnam Voyager II..................    3,036,806    4,190,546         (1,153,740)
Salomon Brothers Variable Capital
 Fund..............................      582,764      379,705            203,059
Salomon Brothers Variable High
 Yield Bond Fund...................       30,187       45,515            (15,328)
Salomon Brothers Variable Investors
 Fund..............................       31,012       82,642            (51,630)
Salomon Brothers Variable Total
 Return Fund.......................       45,546       32,919             12,627

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM MID CAP VALUE
  2003  Lowest contract charges            133   $12.793254   $        1,696    0.90%       1.65%     27.93%
        Highest contract charges         3,691    12.708166           46,901    1.53%       2.59%     27.08%
        Remaining contract
        charges                        674,937      --             8,638,970    --        --          --
PUTNAM AMERICAN GOVERNMENT INCOME
  2003  Lowest contract charges         50,387    12.812710          645,595    0.95%       3.93%      0.85%
        Highest contract charges        10,445    12.060602          125,970    2.15%       3.97%     (0.61)%
        Remaining contract
        charges                      9,172,567      --           115,327,465    --        --          --
  2002  Lowest contract charges         49,923    12.705309          634,290    0.94%       2.48%      8.13%
        Highest contract charges         9,303    12.134049          112,879    0.89%     --           2.78%
        Remaining contract
        charges                     15,053,038      --           188,652,655    --        --          --
  2001  Lowest contract charges         30,772    11.750027          361,572    0.92%     --           5.72%
        Highest contract charges        17,309    11.399042          197,306    1.74%     --           4.65%
        Remaining contract
        charges                      5,887,286      --            68,544,599    --        --          --
PUTNAM CAPITAL APPRECIATION
  2003  Lowest contract charges          6,403     7.769459           49,748    0.95%     --          23.86%
        Highest contract charges         3,472     7.428353           25,790    1.53%     --          16.90%
        Remaining contract
        charges                      1,455,711      --            11,130,936    --        --          --
  2002  Lowest contract charges          3,138     6.272773           19,681    0.94%       0.29%    (22.87)%
        Highest contract charges         8,313     6.134778           50,998    1.70%       1.18%    (23.70)%
        Remaining contract
        charges                        832,859      --             5,171,365    --        --          --
  2001  Lowest contract charges          1,427     8.132348           11,605    0.93%     --         (14.50)%
        Highest contract charges       --          8.060768           25,893    2.17%     --         (15.49)%
        Remaining contract
        charges                        498,581      --             4,006,913    --        --          --
PUTNAM DIVERSIFIED INCOME
  2003  Lowest contract charges             60    17.775542            1,067    0.40%       1.92%     19.79%
        Highest contract charges        10,928    12.052100          131,704    1.53%     --           9.23%
        Remaining contract
        charges                     14,156,338      --           220,878,724    --        --          --
  2002  Lowest contract charges          1,060    14.838695           15,729    0.40%       8.60%      5.77%
        Highest contract charges         1,843    10.283023           18,954    0.84%     --           5.05%
        Remaining contract
        charges                     15,653,703      --           206,976,517    --        --          --
  2001  Lowest contract charges          1,060    14.028728           14,871    0.39%       7.15%      3.41%
        Highest contract charges        15,834     9.939173          157,381    1.64%       0.26%     (1.16)%
        Remaining contract
        charges                     19,458,387      --           245,749,372    --        --          --

_____________________________________ SA-48 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM GLOBAL ASSET ALLOCATION
  2003  Lowest contract charges            521   $20.021809   $       10,436    0.40%       2.84%     21.55%
        Highest contract charges           412    28.828660           11,869    2.09%       3.05%     19.36%
        Remaining contract
        charges                      5,981,069      --           172,901,106    --        --          --
  2002  Lowest contract charges          1,521    16.471844           25,057    0.40%       2.00%    (12.71)%
        Highest contract charges         1,118    24.208056           27,060    1.75%       2.23%    (13.89)%
        Remaining contract
        charges                      7,242,999      --           174,827,451    --        --          --
  2001  Lowest contract charges          1,521    18.870898           28,707    0.39%       0.93%     (8.72)%
        Highest contract charges         1,368    28.111259           38,463    1.53%       0.06%    (10.19)%
        Remaining contract
        charges                      9,388,685      --           261,772,827    --        --          --
PUTNAM GLOBAL EQUITY
  2003  Lowest contract charges            512    16.348398            8,364    0.40%       1.22%     29.02%
        Highest contract charges           979     5.822057            5,697    1.49%     --          23.75%
        Remaining contract
        charges                     13,965,946      --           263,382,846    --        --          --
  2002  Lowest contract charges            512    12.670801            6,482    0.40%       0.31%    (22.47)%
        Highest contract charges         5,346     4.619733           24,695    2.02%     --         (23.97)%
        Remaining contract
        charges                     17,230,010      --           255,924,550    --        --          --
  2001  Lowest contract charges            512    16.343437            8,361    0.40%     --         (29.94)%
        Highest contract charges         1,030     4.512036            4,646    1.79%     --         (31.02)%
        Remaining contract
        charges                     23,213,507      --           449,582,460    --        --          --
PUTNAM GROWTH AND INCOME
  2003  Lowest contract charges            789    25.230875           19,913    0.40%       2.04%     27.18%
        Highest contract charges         6,283     9.636781           60,546    1.56%     --          22.18%
        Remaining contract
        charges                     48,326,936      --         2,146,992,646    --        --          --
  2002  Lowest contract charges            790    19.838030           15,668    0.40%       2.30%    (19.11)%
        Highest contract charges         1,493     8.696963           12,985    0.85%     --          (3.49)%
        Remaining contract
        charges                     57,953,879      --         2,058,613,387    --        --          --
  2001  Lowest contract charges            790    24.525543           19,380    0.39%       1.65%     (6.54)%
        Highest contract charges         3,622    10.959345           39,700    1.56%     --          (9.02)%
        Remaining contract
        charges                     73,208,113      --         3,252,330,888    --        --          --
PUTNAM GROWTH OPPORTUNITIES
  2003  Lowest contract charges          1,030     4.460696            4,596    0.82%     --          22.30%
        Highest contract charges         1,647     3.840450            6,324    1.53%     --          13.85%
        Remaining contract
        charges                      4,288,453      --            18,686,314    --        --          --
  2002  Lowest contract charges            160     3.647313              585    0.85%     --         (30.05)%
        Highest contract charges         6,468     3.198638           20,690    1.74%     --         (30.89)%
        Remaining contract
        charges                      4,206,286      --            15,086,705    --        --          --
  2001  Lowest contract charges        --          5.204371           13,673    0.41%     --         (32.20)%
        Highest contract charges       --          5.144756           51,920    1.79%     --         (33.31)%
        Remaining contract
        charges                      4,931,434      --            25,347,077    --        --          --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM HEALTH SCIENCES
  2003  Lowest contract charges         10,220   $11.059717   $      113,032    0.95%       0.63%     17.68%
        Highest contract charges         6,688     7.963282           53,258    1.53%     --          10.56%
        Remaining contract
        charges                      8,213,889      --            84,341,319    --        --          --
  2002  Lowest contract charges          1,000     9.224468            9,224    0.40%       0.07%    (20.53)%
        Highest contract charges         4,359     6.894075           30,053    2.00%     --         (21.92)%
        Remaining contract
        charges                      9,728,291      --            85,465,979    --        --          --
  2001  Lowest contract charges          1,000    11.606864           11,607    0.40%       0.05%    (19.85)%
        Highest contract charges         4,411     8.829731           38,951    1.56%     --         (13.57)%
        Remaining contract
        charges                     12,804,423      --           143,047,882    --        --          --
PUTNAM HIGH YIELD
  2003  Lowest contract charges             66    17.531722            1,151    0.39%       2.46%     26.35%
        Highest contract charges           386    27.574884           10,656    2.09%       7.09%     23.91%
        Remaining contract
        charges                      8,848,531      --           241,695,951    --        --          --
  2002  Lowest contract charges          1,066    13.875607           14,787    0.40%      14.74%     (0.93)%
        Highest contract charges         2,527     8.810520           22,267    1.89%     --          (2.69)%
        Remaining contract
        charges                      9,441,175      --           210,529,025    --        --          --
  2001  Lowest contract charges          1,738    14.006462           24,340    0.40%      15.47%      3.46%
        Highest contract charges         2,049    22.798560           46,722    1.55%     --          (2.87)%
        Remaining contract
        charges                     11,885,575      --           270,720,136    --        --          --
PUTNAM INCOME
  2003  Lowest contract charges             28    18.047689              506    0.38%       0.52%      4.28%
        Highest contract charges        16,102    11.970436          192,748    1.53%     --           0.50%
        Remaining contract
        charges                     16,481,073      --           411,002,693    --        --          --
  2002  Lowest contract charges          1,028    17.307338           17,793    0.40%       5.14%      7.66%
        Highest contract charges         2,406    11.741737           28,249    0.84%     --           3.19%
        Remaining contract
        charges                     19,962,239      --           488,860,032    --        --          --
  2001  Lowest contract charges          1,028    16.075562           16,527    0.40%       6.51%      7.10%
        Highest contract charges           543    11.140654            6,045    1.67%     --           4.49%
        Remaining contract
        charges                     21,285,804      --           490,523,528    --        --          --
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2003  Lowest contract charges            144    15.464696            2,234    0.40%       0.71%     37.82%
        Highest contract charges         2,392     9.154479           21,900    1.53%     --          32.90%
        Remaining contract
        charges                      5,809,676      --            83,186,838    --        --          --
  2002  Lowest contract charges          1,145    11.221238           12,849    0.40%       0.72%    (14.02)%
        Highest contract charges           291     6.832739            1,988    1.81%       0.52%    (15.31)%
        Remaining contract
        charges                      6,810,159      --            71,758,956    --        --          --
  2001  Lowest contract charges          1,145    13.050429           14,949    0.40%       1.15%    (20.99)%
        Highest contract charges           291     8.067699            2,351    1.80%       0.95%    (22.22)%
        Remaining contract
        charges                      8,281,701      --           102,636,915    --        --          --

_____________________________________ SA-50 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM INTERNATIONAL EQUITY
  2003  Lowest contract charges         41,145   $ 9.742092   $      400,835    0.95%       0.94%     27.67%
        Highest contract charges        14,384     6.478535           93,188    1.53%     --          26.53%
        Remaining contract
        charges                     10,578,618      --           154,813,976    --        --          --
  2002  Lowest contract charges          1,532    12.810967           19,627    0.40%       0.92%    (17.85)%
        Highest contract charges         2,681     5.162955           13,844    0.83%     --          (5.13)%
        Remaining contract
        charges                     12,034,452      --           142,026,594    --        --          --
  2001  Lowest contract charges          1,000     7.730107            7,601    0.39%       0.37%    (20.73)%
        Highest contract charges         6,202     6.401873           39,707    1.56%     --         (19.93)%
        Remaining contract
        charges                     12,356,158      --           201,981,163    --        --          --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2003  Lowest contract charges            836    11.568077            9,674    0.40%       0.46%     33.06%
        Highest contract charges         3,379     6.886470           23,273    2.03%     --          30.51%
        Remaining contract
        charges                      3,713,163      --            39,474,884    --        --          --
  2002  Lowest contract charges          1,836     8.694026           15,964    0.40%       0.90%    (13.81)%
        Highest contract charges           254     3.182188              809    1.71%       0.65%    (15.17)%
        Remaining contract
        charges                      4,422,496      --            35,898,010    --        --          --
  2001  Lowest contract charges          1,836    10.086616           18,522    0.40%     --         (28.81)%
        Highest contract charges           255     3.751447              955    1.72%     --         (29.95)%
        Remaining contract
        charges                      5,900,381      --            56,062,508    --        --          --
PUTNAM INVESTORS
  2003  Lowest contract charges         10,333     7.138334           73,757    0.95%       0.74%     26.05%
        Highest contract charges        18,556     5.616858          104,227    1.53%     --          21.02%
        Remaining contract
        charges                     21,550,070      --           175,608,830    --        --          --
  2002  Lowest contract charges          9,930     5.663126           56,235    0.95%       0.38%    (24.40)%
        Highest contract charges         3,051     4.525137           13,807    0.83%     --          (3.24)%
        Remaining contract
        charges                     24,649,504      --           161,299,127    --        --          --
  2001  Lowest contract charges          1,600     9.095250           14,552    0.40%       0.09%    (24.91)%
        Highest contract charges        14,233     6.084859           86,603    1.64%     --         (25.93)%
        Remaining contract
        charges                     32,921,028      --           286,757,517    --        --          --
PUTNAM MONEY MARKET
  2003  Lowest contract charges            302     1.429032              432    0.39%       0.93%      0.36%
        Highest contract charges         5,155     1.001362            5,162    2.05%       0.40%     (1.54)%
        Remaining contract
        charges                    130,012,404      --           218,304,293    --        --          --
  2002  Lowest contract charges         10,302     1.423948           14,670    0.40%       1.45%      1.05%
        Highest contract charges        31,221     1.689469           52,746    0.81%       0.50%     (0.25)%
        Remaining contract
        charges                    221,457,258      --           375,013,035    --        --          --
  2001  Lowest contract charges         10,937     1.409124           15,412    0.39%       3.85%      3.59%
        Highest contract charges        13,903     1.053177           14,643    1.78%       3.74%      1.92%
        Remaining contract
        charges                    262,871,095      --           445,414,792    --        --          --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM NEW OPPORTUNITIES
  2003  Lowest contract charges            561   $22.315167   $       12,511    0.40%     --          32.17%
        Highest contract charges         8,502     3.624040           30,812    1.53%     --          22.53%
        Remaining contract
        charges                     25,326,196      --           455,180,736    --        --          --
  2002  Lowest contract charges            561    16.883273            9,478    0.40%     --         (30.57)%
        Highest contract charges         2,579     3.619184            9,335    1.64%     --         (31.93)%
        Remaining contract
        charges                     29,913,394      --           418,986,041    --        --          --
  2001  Lowest contract charges            562    24.317987           13,667    0.40%     --         (30.27)%
        Highest contract charges         9,648     4.117977           39,731    1.56%     --         (37.98)%
        Remaining contract
        charges                     39,724,004      --           813,567,919    --        --          --
PUTNAM NEW VALUE
  2003  Lowest contract charges          5,598    14.240291           79,720    0.95%       0.71%     31.61%
        Highest contract charges         1,311    12.069839           15,818    1.56%     --          28.17%
        Remaining contract
        charges                      9,689,826      --           156,403,625    --        --          --
  2002  Lowest contract charges          1,000    13.128161           13,128    0.40%       4.11%    (15.78)%
        Highest contract charges         1,011     9.342558            9,448    1.63%     --         (17.32)%
        Remaining contract
        charges                     10,904,678      --           134,559,711    --        --          --
  2001  Lowest contract charges          1,000    15.587047           15,587    0.39%       1.00%      3.20%
        Highest contract charges           495    13.691101            6,777    1.67%     --           0.82%
        Remaining contract
        charges                     11,439,445      --           169,420,126    --        --          --
PUTNAM OTC & EMERGING GROWTH
  2003  Lowest contract charges             37     5.170500              193    0.33%     --          34.43%
        Highest contract charges         5,665     3.247398           18,398    1.50%     --          27.02%
        Remaining contract
        charges                      6,164,238      --            30,921,066    --        --          --
  2002  Lowest contract charges          1,000     4.056251            4,056    0.41%     --         (32.33)%
        Highest contract charges        18,489     1.235678           22,846    1.85%     --         (33.47)%
        Remaining contract
        charges                      6,381,797      --            24,158,910    --        --          --
  2001  Lowest contract charges          1,000     5.994325            5,994    0.40%     --         (45.79)%
        Highest contract charges        23,768     1.857218           44,143    1.64%     --         (51.82)%
        Remaining contract
        charges                      8,085,185      --            45,327,790    --        --          --
PUTNAM RESEARCH
  2003  Lowest contract charges          8,313     8.919211           74,141    0.95%       0.55%     24.50%
        Highest contract charges           869     7.320045            6,360    1.53%     --          20.16%
        Remaining contract
        charges                      4,618,682      --            52,463,581    --        --          --
  2002  Lowest contract charges          1,000     9.793699            9,794    0.40%       0.75%    (22.37)%
        Highest contract charges         2,710     6.050669           16,396    1.99%     --         (23.79)%
        Remaining contract
        charges                      5,355,724      --            49,661,433    --        --          --
  2001  Lowest contract charges          1,000    12.615725           12,616    0.40%       0.40%    (18.94)%
        Highest contract charges         5,080     7.850751           39,878    1.56%     --         (23.48)%
        Remaining contract
        charges                      6,415,509      --            77,845,738    --        --          --

_____________________________________ SA-52 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM SMALL CAP VALUE
  2003  Lowest contract charges            616   $18.428279   $       11,355    0.40%       0.41%     49.46%
        Highest contract charges         8,259    15.351024          126,785    1.54%     --          40.67%
        Remaining contract
        charges                      7,355,167      --           129,155,323    --        --          --
  2002  Lowest contract charges          1,616    12.329642           19,927    0.40%       1.26%    (18.39)%
        Highest contract charges           427    10.518921            4,495    2.01%     --         (19.93)%
        Remaining contract
        charges                      7,818,407      --            92,847,325    --        --          --
  2001  Lowest contract charges          1,616    15.107826           24,417    0.39%       0.01%     17.95%
        Highest contract charges           512    13.732770            7,030    1.67%     --          11.77%
        Remaining contract
        charges                      6,678,058      --            98,190,127    --        --          --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2003  Lowest contract charges          2,062    11.640311           23,997    0.95%       2.59%     16.25%
        Highest contract charges           528    10.658106            5,631    1.50%     --          12.74%
        Remaining contract
        charges                     15,240,175      --           172,165,475    --        --          --
  2002  Lowest contract charges          1,000    10.226817           10,227    0.40%       4.27%     (8.93)%
        Highest contract charges         3,600     9.338168           33,617    2.02%     --         (10.60)%
        Remaining contract
        charges                     15,894,549      --           155,152,465    --        --          --
  2001  Lowest contract charges          2,870    11.229923           32,231    0.39%       2.74%      0.34%
        Highest contract charges         3,683    11.460960           42,209    1.77%       3.36%     (1.34)%
        Remaining contract
        charges                     14,945,744      --           161,848,039    --        --          --
PUTNAM UTILITIES GROWTH AND INCOME
  2003  Lowest contract charges             24    18.899159              460    0.39%       0.41%     24.50%
        Highest contract charges         5,375     7.169279           38,538    1.50%     --          19.40%
        Remaining contract
        charges                      9,216,184      --           168,310,662    --        --          --
  2002  Lowest contract charges          1,024    15.179599           15,549    0.40%       3.68%    (24.14)%
        Highest contract charges         2,991     6.707693           20,062    1.83%     --         (25.48)%
        Remaining contract
        charges                     11,254,373      --           167,243,926    --        --          --
  2001  Lowest contract charges          1,024    20.009196           20,496    0.39%       3.14%    (22.46)%
        Highest contract charges           502     8.993263            4,516    1.77%       3.08%    (23.71)%
        Remaining contract
        charges                     15,477,898      --           306,748,058    --        --          --
PUTNAM VISTA
  2003  Lowest contract charges          1,245    13.001775           16,190    0.40%     --          32.89%
        Highest contract charges         5,502     4.934834           27,151    1.54%     --          25.20%
        Remaining contract
        charges                      9,564,952      --           112,040,518    --        --          --
  2002  Lowest contract charges          2,248     9.784199           21,998    0.40%     --         (30.66)%
        Highest contract charges           366     9.121345            3,337    0.76%     --          (5.69)%
        Remaining contract
        charges                     10,725,812      --            96,038,235    --        --          --
  2001  Lowest contract charges          2,251    14.109676           31,756    0.40%     --         (33.67)%
        Highest contract charges         1,469     4.749199            6,977    1.67%     --         (37.07)%
        Remaining contract
        charges                     14,104,072      --           184,727,920    --        --          --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM VOYAGER
  2003  Lowest contract charges          1,554   $25.559686   $       39,714    0.40%       0.64%     24.66%
        Highest contract charges        18,568     6.057077          112,466    1.55%     --          16.69%
        Remaining contract
        charges                     24,494,226      --         1,127,880,728    --        --          --
  2002  Lowest contract charges          1,679    20.503449           34,420    0.40%       0.87%    (26.63)%
        Highest contract charges         3,458     3.994188           13,811    0.85%     --          (6.03)%
        Remaining contract
        charges                     28,577,086      --         1,101,437,744    --        --          --
  2001  Lowest contract charges          1,746    27.945510           48,798    0.40%       0.12%    (22.55)%
        Highest contract charges         1,180     5.565281            6,568    1.67%     --         (24.83)%
        Remaining contract
        charges                     37,067,818      --         1,970,282,056    --        --          --
PUTNAM DISCOVERY GROWTH
  2003  Lowest contract charges          5,394     4.963500           26,771    0.95%     --          31.14%
        Highest contract charges         2,633     4.739479           12,479    1.54%     --          23.62%
        Remaining contract
        charges                      1,921,235      --             9,380,228    --        --          --
  2002  Lowest contract charges          5,404     3.784986           20,453    0.95%     --         (29.99)%
        Highest contract charges         1,147     3.676417            4,218    2.01%     --         (31.01)%
        Remaining contract
        charges                      1,279,942      --             4,794,377    --        --          --
  2001  Lowest contract charges          3,116     3.597658            1,167    0.92%     --         (31.30)%
        Highest contract charges           531     5.358406            2,847    1.58%     --         (36.11)%
        Remaining contract
        charges                        518,181      --             9,661,660    --        --          --
PUTNAM CAPITAL OPPORTUNITIES
  2003  Lowest contract charges            674    12.911612            8,706    0.88%      10.77%     29.12%
        Highest contract charges         8,173    12.825763          104,831    1.53%       9.83%     28.26%
        Remaining contract
        charges                        165,491      --             2,139,916    --        --          --
PUTNAM EQUITY INCOME
  2003  Lowest contract charges          8,072    12.041597           97,206    0.88%       1.70%     20.42%
        Highest contract charges         6,319    11.961480           75,581    1.49%       2.60%     19.62%
        Remaining contract
        charges                      1,310,387      --            15,802,067    --        --          --
SALOMON BROTHERS VARIABLE ALL CAP FUND
  2003  Lowest contract charges        861,963     1.217162        1,049,148    1.40%       0.26%     37.10%
        Highest contract charges       300,081     1.209843          363,051    1.56%       0.28%     36.90%
        Remaining contract
        charges                        --           --              --          --        --          --
  2002  Lowest contract charges        914,619     0.887778          811,979    1.40%       0.39%    (26.10)%
        Highest contract charges       329,754     0.883764          291,424    1.55%       0.44%    (26.21)%
        Remaining contract
        charges                        --           --              --          --        --          --
  2001  Lowest contract charges      1,017,975     1.201314        1,222,907    1.38%       0.75%      0.48%
        Highest contract charges        23,339     1.197672           27,953    1.48%       2.13%      0.33%
        Remaining contract
        charges                        --           --              --          --        --          --

_____________________________________ SA-54 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND
  2003  Lowest contract charges        149,332   $ 1.331938   $      198,901    1.40%       8.63%     22.47%
        Highest contract charges       --           --              --          --        --          --
        Remaining contract
        charges                        --           --              --          --        --          --
  2002  Lowest contract charges        129,317     1.087528          140,636    1.40%       7.43%      5.82%
        Highest contract charges       --           --              --          --        --          --
        Remaining contract
        charges                        --           --              --          --        --          --
  2001  Lowest contract charges        144,645     1.027701          148,652    1.38%       8.37%      3.67%
        Highest contract charges       --           --              --          --        --          --
        Remaining contract
        charges                        --           --              --          --        --          --
SALOMON BROTHERS VARIABLE INVESTORS FUND
  2003  Lowest contract charges        512,311     1.087128          556,948    1.40%       1.56%     30.49%
        Highest contract charges         2,012     1.080564            2,174    1.57%       1.44%     30.30%
        Remaining contract
        charges                        --           --              --          --        --          --
  2002  Lowest contract charges        486,005     0.833097          404,890    1.40%       1.11%    (24.12)%
        Highest contract charges         2,018     0.829316            1,673    1.56%       0.20%    (24.23)%
        Remaining contract
        charges                        --           --              --          --        --          --
  2001  Lowest contract charges        527,575     1.097884          579,216    1.38%       0.87%     (5.49)%
        Highest contract charges        12,079     1.094547           13,221    1.44%       4.50%     (5.63)%
        Remaining contract
        charges                        --           --              --          --        --          --
SALOMON BROTHERS VARIABLE TOTAL RETURN FUND
  2003  Lowest contract charges        139,768     1.100760          153,851    1.39%       2.52%     14.31%
        Highest contract charges         1,981     1.094146            2,167    1.57%       1.65%     14.13%
        Remaining contract
        charges                        --           --              --          --        --          --
  2002  Lowest contract charges         73,317     0.963002           70,604    1.40%       1.77%     (8.16)%
        Highest contract charges         1,986     0.958648            1,904    1.56%       1.44%     (8.30)%
        Remaining contract
        charges                        --           --              --          --        --          --
  2001  Lowest contract charges         60,683     1.048591           63,632    1.38%       1.99%     (2.18)%
        Highest contract charges         1,993     1.045416            2,084    1.50%       7.55%     (2.33)%
        Remaining contract
        charges                        --           --              --          --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-56 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004 except for Note 14,
as to which the date is May 27, 2004

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2003     2002     2001
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,169   $2,079   $2,157
   Earned premiums and other                                 934      574      927
   Net investment income                                   1,764    1,572    1,491
   Net realized capital gains (losses)                         1     (276)     (87)
                                                          ------------------------
                                     TOTAL REVENUES        4,868    3,949    4,488
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          2,726    2,275    2,536
   Insurance expenses and other                              625      650      621
   Amortization of deferred policy acquisition
    costs and present value of future profits                660      531      566
   Dividends to policyholders                                 63       65       69
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,074    3,521    3,792
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                             794      428      696
   Income tax expense                                        168        2       44
   Income before cumulative effect of accounting
    changes                                                  626      426      652
   Cumulative effect of accounting changes, net of
    tax                                                       --       --       (6)
                                                          ------------------------
                                         NET INCOME       $  626   $  426   $  646
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2003          2002
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $28,511 and $23,675)      $ 30,085      $ 24,786
   Equity securities, available for sale, at fair
    value (cost of $78 and $137)                             85           120
   Policy loans, at outstanding balance                   2,470         2,895
   Other investments                                        639           918
                                                      -------------------------
                                  TOTAL INVESTMENTS      33,279        28,719
                                                      -------------------------
   Cash                                                      96            79
   Premiums receivable and agents' balances                  17            15
   Reinsurance recoverables                               1,297         1,477
   Deferred policy acquisition costs and present
    value of future profits                               6,088         5,479
   Deferred income taxes                                   (486)         (243)
   Goodwill                                                 186           186
   Other assets                                           1,238         1,073
   Separate account assets                              130,225       105,316
                                                      -------------------------
                                       TOTAL ASSETS    $171,940      $142,101
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  6,518      $  5,724
   Other policyholder funds                              25,263        23,037
   Other liabilities                                      3,330         2,207
   Separate account liabilities                         130,225       105,316
                                                      -------------------------
                                  TOTAL LIABILITIES     165,336       136,284
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 12
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,041
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            711           574
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         710           573
                                                      -------------------------
   Retained earnings                                      3,648         3,197
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       6,604         5,817
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $171,940      $142,101
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2003
 Balance, December 31, 2002                $6     $2,041         $463            $111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
   Cumulative translation
    adjustments                                                                                                            --
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240         $728            $(17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041         $463            $111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                $6     $1,045         $ 16            $ --          $--        $2,125       $3,192
 Comprehensive income
   Net income                                                                                                646          646
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change (2)                                         (18)             21                                       3
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                116                                                     116
   Net gain on cash flow
    hedging instruments                                                            42                                      42
   Cumulative translation
    adjustments                                                                                 (2)                        (2)
 Total other comprehensive
  income                                                                                                                  159
   Total comprehensive income                                                                                             805
 Capital contribution from
  parent                                             761                                                                  761
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2001            $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $143, $188 and $62 for the years ended December 31, 2003, 2002 and 2001, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(69) and $26 for the years ended
    December 31, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were no reclassification adjustments for after-tax losses realized in net income for the year ended December 31, 2003. There were reclassification adjustments for after-tax losses realized in net income of $(170) and $(40) for the years ended December 31, 2002 and 2001, respectively.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2003      2002      2001
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   626   $   426   $   646
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                     (1)      276        87
   Cumulative effect of accounting changes, net of
    tax                                                    --        --         6
   Amortization of deferred policy acquisition
    costs and present value of future profits             660       531       566
   Additions to deferred policy acquisition costs
    and present value of future profits                (1,319)     (987)     (975)
   Depreciation and amortization                          117        19       (18)
   (Increase) decrease in premiums receivable and
    agents' balances                                       (2)       (5)        5
   Increase (decrease) in other liabilities               299       (61)      (84)
   Change in receivables, payables, and accruals          227         2       (72)
   (Decrease) increase in accrued tax                     (67)       76       115
   Decrease in deferred income tax                         65        23         7
   Increase in future policy benefits                     794       560       837
   (Increase) decrease in reinsurance recoverables         (1)     (127)       21
   Increase in other assets                              (177)     (122)      (74)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,221       611     1,067
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (13,628)  (12,470)   (9,766)
   Sales of investments                                 6,676     5,781     4,568
   Maturity and principal paydowns of fixed
    maturity investments                                3,233     2,266     2,227
   Purchase of business/affiliate, net of cash
    acquired                                               --        --      (683)
   Other                                                   85        --        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES    (3,634)   (4,423)   (3,654)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                  199       235       761
   Dividends paid                                        (175)       --        --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                               2,406     3,567     1,859
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES     2,430     3,802     2,620
                                                      ---------------------------
   Net increase (decrease) in cash                         17       (10)       33
   Impact of foreign exchange                              --         2        (2)
   Cash -- beginning of year                               79        87        56
                                                      ---------------------------
   Cash -- end of year                                $    96   $    79   $    87
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    35   $    (2)  $   (69)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities", and SFAS No. 124, "Accounting for Certain Investments Held by Not-for-Profit Organizations", that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 3.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g., security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buy back shares are examples of financial instruments that should be reported as liabilities under this new guidance.

SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 150 is effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this Statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments", ("DIG B36") that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. DIG B36 indicates that bifurcation is necessary in a modified coinsurance arrangement when the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The Company has evaluated its modified coinsurance and funds withheld agreements and believes all but one are not impacted by the provisions of DIG B36. The one modified coinsurance agreement that requires the separate recording of an embedded derivative contains two total return swap embedded derivatives that virtually offset each other. Due to the offsetting nature of these total return swaps, the net value of the embedded derivatives in the modified coinsurance agreement had no material effect on the consolidated financial statements upon adoption of DIG B36 on October 1, 2003 and at December 31, 2003.

DIG B36 is also applicable to corporate issued debt securities that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor. The adoption of DIG B36, as it relates to corporate issued debt securities, did not have a material effect on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued SFAS No. 149, "Amendment of SFAS No. 133 on Derivative Instruments and Hedging Activities". The Statement amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS No. 149 amends SFAS No. 133 for decisions made as part of the Derivatives Implementation Group (DIG) process that effectively required amendments to SFAS No. 133, in connection with other FASB projects dealing with financial instruments. SFAS No. 149 also clarifies under what circumstances a contract with an initial net investment and purchases and sales of when-issued securities that do not yet exist meet the characteristic of a derivative as discussed in SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003, except as stated below and for hedging relationships designated after June 30, 2003. The provisions of this statement should be applied prospectively, except as stated below.

The provisions of SFAS No. 149 that relate to SFAS No. 133 DIG issues that have been effective for fiscal quarters that began prior to June 15, 2003, should continue to be applied in accordance with their respective effective dates. In addition, the guidance in SFAS No. 149 related to forward purchases or sales of when-issued securities or other securities that do not yet exist, should be applied to both existing contracts and new contracts entered into after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs identified which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption is permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45" or "the Interpretation"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying instrument or indices (e.g., security prices, interest rates, or currency rates) that are related to an asset, liability or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted EITF Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 17.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 6.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in

Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies accounting criteria under which a derivative can qualify for hedge accounting. In order to receive hedge accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Hedge accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2.)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued Statement of Position 03-3, "Accounting for Certain Loans or Debt Securities", (SOP 03-3). SOP 03-3 addresses the accounting for differences between contractual and expected cash flows to be collected from an investment in loans or fixed maturity securities (collectively hereafter referred to as 'loan(s)') acquired in a transfer if those differences are attributable, at least in part, to credit quality. SOP 03-3 limits the yield that may be accreted to the excess of the estimated undiscounted expected principal, interest and other cash flows over the initial investment in the loan. SOP 03-3 also requires that the excess of contractual cash flows over cash flows expected to be collected not be recognized as an adjustment of yield, loss accrual or valuation allowance. SOP 03-3 is effective for loans acquired in fiscal years beginning after December 15, 2004. For loans acquired in fiscal years beginning on or before December 15, 2004 and within the scope of Practice Bulletin 6 "Amortization of Discount on Certain Acquired Loans", SOP 03-3, as it pertains to decreases in cash flows expected to be collected, should be applied prospectively for fiscal years beginning after December 15, 2004. Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In July 2003, AcSEC issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

The SOP is effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the estimated cumulative effect of the adoption of the SOP on net income and other comprehensive income was comprised of the following individual impacts:

                                                                                          Other
                                                                                      Comprehensive
                                                                     Net Income          Income
                                                                     ------------------------------
CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB reserves for annuity contracts                        $(50)*            $ --
Reclassifying certain separate accounts to general accounts               30               294
Other                                                                     (1)               (2)
                                                                     ------------------------------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION            $(21)             $292
                                                                     ------------------------------

    * As of September 30, 2003, the Company estimated the cumulative effect of adopting this provision of the SOP to be between $25 and $35, net of amortization of DAC and taxes. During the fourth quarter, industry and the largest public accounting firms reached general consensus on how to record the reinsurance recovery asset related to GMDB's. This refinement resulted in the increase to the cumulative effect adjustment as of January 1, 2004.

DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain guaranteed death benefits, the Company pays the greater of
(1) the account value at death; (2) the sum of all premium payments less prior withdrawals; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business. As of January 1, 2004, the Company has recorded a liability for GMDB and other benefits sold with variable annuity products of $191 and a related reinsurance recoverable asset of $108. The determination of the GMDB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs.

Through December 31, 2003, the Company had not recorded a liability for the risks associated with GMDB offered on the Company's variable annuity business, but had consistently recorded the related expenses in the period the benefits were paid to contractholders. Net of reinsurance, the Company paid $51 and $49 for the years ended December 31, 2003 and 2002, respectively, in GMDB benefits to contractholders.

At December 31, 2003, the Company held $86.5 billion of variable annuities that contained guaranteed minimum death benefits. The Company's total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB commitments), related to these guaranteed death benefits as of December 31, 2003 was $11.4 billion. Due to the fact that 81% of this amount was reinsured, the Company's net exposure was $2.2 billion. However, the Company will only incur these guaranteed death benefit payments in the future if the policyholder has an in-the-money guaranteed death benefit at their time of death.

The Individual Life segment sells universal life-type contracts with certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The assumptions used in the determination of the secondary guarantee liability are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. Based on current estimates, the Company expects the cumulative effect on net income upon recording this liability to be not material. The establishment of the required liability will change the earnings pattern of these products, lowering earnings in the early years of the contract and increasing earnings in the later years. Currently there is diversity in industry practice and inconsistent guidance surrounding the application of the SOP to universal life-type contracts. The Company believes consensus or further guidance surrounding the methodology for determining reserves for secondary guarantees will develop in the future. This may result in an adjustment to the cumulative effect of adopting the SOP and could impact future earnings.

SEPARATE ACCOUNT PRESENTATION

The Company has recorded certain MVA fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities for CRC, of $10.8 billion, were revalued at current account value in the general account to $10.1 billion. The related separate account assets of $11.0 billion were also reclassified to the general account. Fixed maturities and equity securities were reclassified to the general account, as available for sale securities, and will continue to be recorded at fair value, however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, will be recorded in other comprehensive income rather than net income. On January 1, 2004, the Company recorded a cumulative effect adjustment to earnings equal to the revaluation of the liabilities from fair value to account value plus the adjustment to record unrealized gains (losses) on available for sale invested assets, previously recorded as a component of net income, as other comprehensive income. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes Through December 31, 2003, the Company had recorded CRC assets and liabilities on a market value basis with all changes in value (market value spread) included in current earnings as a component of other revenues. Upon adoption of the SOP, the components of CRC spread on a book value basis will be recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders will be recognized as incurred.

Certain other products offered by the Company recorded in separate account assets and liabilities through December 31, 2003, were reclassified to the general account upon adoption of the SOP.

INTERESTS IN SEPARATE ACCOUNTS

As of December 31, 2003, the Company had $24 representing unconsolidated interests in its own separate accounts. These interests were recorded as available for sale equity securities, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified $11 to investment in trading securities, where the Company's proportionate beneficial interest in the separate account was less than 20%. Trading securities are recorded at fair value with changes in fair value recorded to net investment income. In instances where the Company's proportionate beneficial interest was between 20-50%, the Company reclassified $13 of its investment to reflect the Company's proportionate interest in each of the underlying assets of the separate account. The Company has designated its proportionate interest in these equity securities and fixed maturities as available for sale.

SALES INDUCEMENTS

The Company currently offers enhanced or bonus crediting rates to contractholders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon adopting the SOP, the future expense associated with offering a bonus will be deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred acquisition costs. Effective January 1, 2004, amortization expense associated with expenses previously deferred will be recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

STOCK-BASED COMPENSATION

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure an Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of SFAS No. 123. In January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock-based compensation and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2003, 2002 and 2001 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper and equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholder's equity as a component of AOCI. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. The limited partnerships are accounted for under the equity method and accordingly the partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing services, independent broker quotations or pricing matrices which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, a significant percentage of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2003 and 2002, primarily consisted of non-144A private placements and have an average duration of 4.3 and 4.5, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2003 and 2002:

                                                            2003                                    2002
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $24,668               82.0%             $19,149               77.2%
Priced via broker quotations                        $ 2,037                6.8%             $ 2,819               11.4%
Priced via matrices                                   2,129                7.1%               1,825                7.4%
Priced via other methods                                151                0.5%                 155                0.6%
Short-term investments (1)                            1,100                3.6%                 838                3.4%
                                            -----------------------------------------------------------------------------
                              TOTAL                 $30,085              100.0%             $24,786              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY INVESTMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, ("non-EITF Issue No. 99-20 securities"), that are depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless the depression is the result of rising interest rates or significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. Non-EITF Issue No. 99-20 securities depressed less than twenty percent or depressed twenty percent or more but for less than six months are also reviewed to determine if an other-than-temporary impairment is present. The primary factors considered in evaluating whether a decline in value for non-EITF Issue

No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

For securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $1 for the years ended December 31, 2003, 2002 and 2001. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Net investment income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions. (For a further discussion, see Note 3.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. Fair value is based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the Consolidated Balance Sheet, excluding embedded derivatives. Embedded derivatives are recorded in the Consolidated Balance Sheets with the associated host instrument.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings.

Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.
NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment under SFAS No. 133. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses. During 2003, the Company began recording periodic net coupon settlements in net realized capital gains and losses and reclassified prior period amounts to conform to the current year presentation.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING
At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is assessed using the quantitative methods, prescribed by SFAS No. 133, as amended, including the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method" depending on the hedge strategy. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments or products that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed 7% of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. The policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. In valuing the embedded derivative, the Company attributes a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are recorded in fee income.

For all contracts in effect through July 6, 2003, the Company entered into a third party reinsurance arrangement to offset its exposure to the GMWB for the lives of those contracts. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to this reinsured GMWB are recorded in net realized capital gains and losses. As of July 6, 2003, the Company exhausted all but a small portion of the reinsurance capacity under this current arrangement, as it relates to new business, and will be ceding only a very small number of new contracts subsequent to July 6, 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. See Note 13 "Transactions with Affiliates" for information on this arrangement.

SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income. Beginning January 1, 2004, products previously recorded in guaranteed separate accounts through December 31, 2003, will be recorded in the general account in accordance with the Company's adoption of the SOP. See
Note 2 of Notes to Consolidated Financial Statements for a more complete discussion of the Company's adoption of the SOP.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. These deferred costs, together with the present value of future profits of acquired business, are recorded as an asset commonly referred to as deferred policy acquisition costs and present value of future profits ("DAC"). At December 31, 2003 and 2002, the carrying value of the Company's DAC was $6.1 billion and $5.5 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2003 and 2002. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5% to 8.5% for both years ended December 31, 2003 and 2002.

The Company has developed sophisticated modeling capabilities to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2003, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2003 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary. Furthermore, the Company has estimated that the present value of the EGPs is likely to remain within a reasonable range if overall separate account returns decline by 15% or less for 2004, and if certain other assumptions that are implicit in the computations of the EGPs are achieved.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. To illustrate the effects of this process, assume the Company had concluded that a revision of the Company's EGPs was required at December 31, 2003. If the Company assumed a 9% average long-term rate of growth from December 31, 2003 forward along with other appropriate assumption changes in determining the revised EGPs, the Company estimates the cumulative increase to amortization would be approximately $60-$70, after-tax. If instead the Company were to assume a long-term growth rate of 8% in determining the revised EGPs, the adjustment would be approximately $75-$90, after-tax. Assuming that such an adjustment were to have been required, the Company anticipates that there would have been immaterial impacts on its DAC amortization for the 2004 and 2005 years exclusive of the adjustment, and that there would have been positive earnings effects in later years. Any such adjustment would not affect statutory income or surplus, due to the prescribed accounting for such amounts that is discussed above.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence this determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,112 on December 31, 2003), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2003, the Company believed variable annuity separate account assets could fall by at least 40% before portions of its DAC asset would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS

The Company establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $24.0 billion and $21.6 billion, as of December 31, 2003 and 2002, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 6% and 8% as of December 31, 2003, 2002 and 2001, respectively, of total life insurance in force. Dividends to policyholders were $63, $65 and $68 for the years ended December 31, 2003, 2002 and 2001, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2003        2002        2001
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities income                                              $1,425      $1,235      $1,105
Policy loans income                                                     207         251         304
Other investment income                                                 152         103          95
                                                                     ------------------------------
Gross investment income                                               1,784       1,589       1,504
Less: Investment expenses                                                20          17          13
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $1,764      $1,572      $1,491
                                                                     ------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $   (6)     $ (285)     $  (52)
Equity securities                                                        (7)         (4)        (17)
Periodic net coupon settlements on non-qualifying
 derivatives                                                             29          13           4
Other                                                                   (16)         (1)        (23)
Change in liability to policyholders for net realized
 capital gains                                                            1           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $    1      $ (276)     $  (87)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES
Gross unrealized gains                                               $   11      $    2      $    1
Gross unrealized losses                                                  (4)        (19)         (8)
                                                                     ------------------------------
Net unrealized gains (losses)                                             7         (17)         (7)
Deferred income taxes and other items                                     2          (6)         (1)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5         (11)         (6)
Balance -- beginning of year                                            (11)         (6)         (2)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   16      $   (5)     $   (4)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $1,715      $1,389      $  514
Gross unrealized losses                                                (141)       (278)       (305)
Net unrealized gains credited to policyholders                          (63)        (58)        (24)
                                                                     ------------------------------
Net unrealized gains                                                  1,511       1,053         185
Deferred income taxes and other items                                   788         579          65
                                                                     ------------------------------
Net unrealized gains, net of tax                                        723         474         120
Balance -- beginning of year                                            474         120          18
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  249      $  354      $  102
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   641                 8                    (2)                647
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,059                33                    (4)              2,088
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  International governments                              641                55                    (1)                695
  Public utilities                                     1,195               103                    (5)              1,293
  All other corporate including
   international                                      13,808             1,170                   (41)             14,937
  All other corporate -- asset-backed                  8,649               339                   (81)              8,907
  Short-term investments                               1,210                 1                    --               1,211
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2002
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   255            $    9                 $  --             $   264
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,063                64                    (2)              2,125
  States, municipalities and political
   subdivisions                                           27                 4                    (1)                 30
  International governments                              422                43                    (1)                464
  Public utilities                                     1,160                70                   (29)              1,201
  All other corporate including
   international                                      11,094               822                  (128)             11,788
  All other corporate -- asset-backed                  7,152               348                  (100)              7,400
  Short-term investments                                 940                 1                    --                 941
  Certificates of deposit                                561                28                   (17)                572
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $23,675            $1,389                 $(278)            $24,786
                                                    ----------------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 3,129            $ 3,141
Over one year through five years                          10,692             11,146
Over five years through ten years                          7,437              7,912
Over ten years                                             7,253              7,886
                                                      -------------------------------
                                        TOTAL            $28,511            $30,085
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS

Investments that were non-income producing as of December 31, are as follows:

                                                  2003                     2002
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
All other corporate --
 asset-backed                               $ 2         $ 4          $--         $--
All other corporate including
 international                               12          30           24          36
                                         -----------------------------------------------
                           TOTAL            $14         $34          $24         $36
                                         -----------------------------------------------

For 2003, 2002 and 2001, net investment income was $17, $13 and $2, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                               December 31,
                                                      ------------------------------
                                                       2003        2002        2001
                                                      ------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                         $6,205      $5,617      $4,613
Gross gains                                              196         117          82
Gross losses                                             (71)        (60)        (44)
SALE OF EQUITY SECURITIES
Sale proceeds                                         $  107      $   11      $   42
Gross gains                                                4          --          --
Gross losses                                              (3)         (3)        (17)
                                                      ------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity.

SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding securities subject to EITF Issue No. 99-20, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and sponsored)          $  235     $  233      $ (2)       $ --      $ --       $ --
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored) -- asset-backed                         372        368        (4)          1         1         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
International governments                            26         25        (1)         --        --         --
Public utilities                                    120        119        (1)         56        52         (4)
All other corporate including
 international                                    1,176      1,147       (29)        291       279        (12)
All other corporate -- asset-backed                 768        759        (9)        142       141         (1)
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
                           TOTAL EQUITY              41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
  TOTAL TEMPORARILY IMPAIRED SECURITIES          $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                       $  235     $  233      $ (2)
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored) --
 asset-backed                                                            373        369        (4)
States, municipalities and political subdivisions                        160        153        (7)
International governments                                                 26         25        (1)
Public utilities                                                         176        171        (5)
All other corporate including international                            1,467      1,426       (41)
All other corporate -- asset-backed                                      910        900       (10)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
                                                                     -------------------------------
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
                                                TOTAL EQUITY              44         40        (4)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $3,391     $3,317      $(74)
                                                                     -------------------------------

The following discussion refers to the data presented in the table above.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the schedule above was financial services which is included within the other corporate including international and nonredeemable preferred stock categories above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions continue to be priced at or greater than 80% of amortized cost. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios greater than 80%.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.
The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the Consolidated Balance Sheets as of December 31, as follows:

                                                                       Asset Values         Liability Values
                                                                   --------------------------------------------
                                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Other investments                                                   $  116       $179        $ --          --
Fixed maturities                                                         7         10          --          --
Reinsurance recoverables                                                --         48         115          --
Other policyholder funds and benefits payable                          115         --          --          48
Other liabilities                                                       --         --         186          78
                                                                   --------------------------------------------
                                                            TOTAL   $  238       $237        $301      $  126
                                                                   --------------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because associated gains and losses generally accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets (liabilities) are presented on a net basis as of December 31 in the following table.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to
  fund liabilities.                                                 $ 1,889    $ 2,494      $  98      $  184

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                                703        386       (147)        (30)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against
  increases in LIBOR (the benchmark interest rate). In addition, interest rate swaps are used to hedge the changes in fair value
  of certain fixed rate liabilities due to changes in LIBOR.            112         30         (5)         --

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                            51        129         (1)         (3)

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                     1,466        516         11          --

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the issuer. Credit events typically include failure on the part of the issuer to make a fixed dollar amount of contractual
  interest or principal payments or bankruptcy. The maximum
  potential future exposure to the Company is the notional value of the swap contracts, $49 and $49, after-tax, as of
  December 31, 2003 and 2002, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of
  December 31, 2003 and 2002, the maximum potential future
  exposure to the Company from such contracts is $130 and $68,
  after-tax, respectively.                                          $   275    $   307      $ (18)     $  (42)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                          276        742          1          --

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to convert interest receipts
  on floating-rate fixed maturity investments to fixed rate.          1,702      1,512         29          10

Foreign currency swaps and put and call options
  The Company enters into foreign currency swaps, purchases
  foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January
  2003 for a loss of $1, after-tax.                                     104        353        (31)         (8)

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ('GRB') if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater (For a further
  discussion, see Note 2). The notional value of the embedded
  derivative is the GRB balance.                                     14,961      2,760        115         (48)
                                                                   --------------------------------------------

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           14,961      2,760       (115)         48
                                                                   --------------------------------------------
                                                            TOTAL   $36,500    $11,989      $ (63)     $  111
                                                                   --------------------------------------------

For the years ended December 31, 2003, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial. For the years ended December 31, 2003, 2002 and 2001, the Company recognized an after-tax net gain (loss) of $(3), $1 and ($11), respectively, (reported as net realized capital gains and losses in the Consolidated Statements of Operations), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment including the periodic net coupon settlements.

As of December 31, 2003 and 2002, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twenty-four months are $6 and $7, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twenty-four months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2003, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2003, the fair value of the loaned securities was approximately $780 and was included in fixed maturities in the Consolidated Balance Sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0.5 for the year ended December 31, 2003, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2003 and 2002, collateral pledged of $209 and $8, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2003 and 2002 were as follows:

                                                                     2003      2002
                                                                     --------------
LOANED SECURITIES AND COLLATERAL PLEDGED
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                      $410      $ --
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored -- asset-backed)                                         3         8
International governments                                              11        --
Public utilities                                                       15        --
All other corporate including international                           366        --
All other corporate -- asset-backed                                   184        --
                                                                     --------------
                                                       TOTAL         $989      $  8
                                                                     --------------

As of December 31, 2003 and 2002, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $996 and $407, respectively. At December 31, 2003 and 2002, only cash collateral of $869 and $173, respectively, was invested and recorded in the Consolidated Balance Sheets in fixed maturities and with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002 all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2003 and 2002 were as follows:

                                                                2003                           2002
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $30,085        $30,085         $24,786        $24,786
  Equity securities                                          85             85             120            120
  Policy loans                                            2,470          2,470           2,895          2,895
  Other investments                                         639            639             918            918
LIABILITIES
  Other policyholder funds (1)                          $23,957        $24,320         $20,418        $20,591
                                                    -----------------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.
The following tables show net income for the years ended December 31, 2003, 2002 and 2001, with the 2001 period adjusted for goodwill amortization recorded.

                                                                   2003       2002       2001
                                                                   --------------------------
NET INCOME
  Income before cumulative effect of accounting changes            $626       $426       $652
  Goodwill amortization, net of tax                                  --         --          4
                                                                   --------------------------
  Adjusted income before cumulative effect of accounting
   changes                                                          626        426        656
  Cumulative effect of accounting changes, net of tax                --         --         (6)
                                                                   --------------------------
                                         ADJUSTED NET INCOME       $626       $426       $650
                                                                   --------------------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                   2003                              2002
                                                        -------------------------------------------------------------
                                                                       Accumulated                       Accumulated
                                                        Carrying           Net            Carrying           Net
                                                         Amount        Amortization        Amount        Amortization
                                                        -------------------------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                         $490             $115             $529             $76
                                                        -------------------------------------------------------------

Net amortization expense for the years ended December 31, 2003, 2002 and 2001 was $39, $39 and $37, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------
2004                                  $35
2005                                  $30
2006                                  $29
2007                                  $25
2008                                  $24
----------------------------------------

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2003 and 2002. For further discussions of the adoption of SFAS No. 142, see Note 2.

7. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $130.2 billion and $105.3 billion at December 31, 2003 and 2002, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $118.1 billion and $93.5 billion at December 31, 2003 and 2002, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $12.1 and $11.8 billion at December 31, 2003 and 2002, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $139 and $384 at December 31, 2003 and 2002, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.0% and 6.3% as of December 31, 2003 and 2002, respectively. The assets that support these liabilities were comprised of $11.7 billion and $11.1 billion in fixed maturities at December 31, 2003 and 2002, respectively, and $106 and $385 of other invested assets at December 31, 2003 and 2002, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(81) and $135 in carrying value and $2.6 billion and $3.6 billion in notional amounts as of December 31, 2003 and 2002, respectively.

8. STATUTORY RESULTS

                              For the years ended December 31,
                            ------------------------------------
                             2003           2002           2001
                            ------------------------------------
Statutory net income
 (loss)                     $  801         $ (305)        $ (485)
                            ------------------------------------
Statutory capital and
 surplus                    $3,115         $2,354         $2,412
                            ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2003, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2004, without prior approval, is $550.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The impact of applying the new guidance resulted in a benefit of approximately $38 in statutory surplus.

9. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $19, $10 and $11 in 2003, 2002 and 2001, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2003, 2002 and 2001.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $6 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2003, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2003, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2003           2002           2001
                                                                     ------------------------------------
Gross premiums                                                       $3,780         $3,324         $4,033
Reinsurance assumed                                                      43             45             79
Reinsurance ceded                                                      (720)          (716)        (1,028)
                                                                     ------------------------------------
                                       NET RETAINED PREMIUMS         $3,103         $2,653         $3,084
                                                                     ------------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999 (see further discussion in Note 12)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $550, $670 and $693 for the years ended December 31, 2003, 2002 and 2001, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit (GMDB) feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 2. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $78, $96 and $178 in 2003, 2002 and 2001, respectively, and accident and health premium of $305, $373 and $418, respectively, to HLA.

11. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 21%, 1% and 6% in 2003, 2002 and 2001, respectively.

Income tax expense (benefit) is as follows:

                                                                        For the years ended December 31,
                                                                       -----------------------------------
                                                                       2003           2002           2001
                                                                       -----------------------------------
Current                                                                $ 13            $4            $(202)
Deferred                                                                155            (2)             246
                                                                       -----------------------------------
                                          INCOME TAX EXPENSE           $168            $2            $  44
                                                                       -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2003           2002           2001
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $278           $150           $244
Tax preferred investments                                               (87)           (63)           (60)
IRS audit settlement (See Note 13)                                       --            (76)            --
Tax adjustment (See Note 13)                                            (21)            --           (144)
Foreign related investments                                              (4)            (6)            --
Other                                                                     2             (3)             4
                                                                       ----------------------------------
                                                       TOTAL           $168           $  2           $ 44
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                       2003            2002
                                                                       ---------------------
Tax basis deferred policy acquisition costs                            $ 638           $ 699
Financial statement deferred policy acquisition costs and
 reserves                                                               (713)           (751)
Employee benefits                                                          5              13
Net unrealized capital losses (gains) on securities                     (535)           (422)
Net operating loss carryforward/Minimum tax credits                      124             249
Investments and other                                                     (5)            (31)
                                                                       ---------------------
                                                       TOTAL           $(486)          $(243)
                                                                       ---------------------

Hartford Life Insurance Company had a current tax receivable of $141 and $89 as of December 31, 2003 and 2002, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized as reductions of future taxable income. Accordingly, no valuation allowance has been recorded. Included in the total net deferred tax liability is a deferred tax asset for net operating losses of $50, which expire in 2017 - 2023.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus

Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2003.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Company is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life Insurance Company ("HLIC") and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 against HLIC and ICMG after a jury trial on the trade secret and breach of contract claims, and HLIC and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, HLIC and ICMG will pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 after-tax benefit in the third quarter of 2003, to reflect the Company's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with guaranteed minimum death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to the Company's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $31, $31 and $22 in 2003, 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2004                   $28
2005                   25
2006                   23
2007                   21
2008                   20
Thereafter             37
                       --
                TOTAL  $154
                       --

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $12, $10 and $11 in 2003, 2002 and 2001, respectively.

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company is currently under audit for the 1998-2001 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

Throughout the IRS audit of the 1996-1997 years, the Company and the IRS engaged in a dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60.

Early in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The total DRD benefit related to the 2002 tax year was $63.

During the second quarter of 2003 the Company recorded a benefit of $23, consisting primarily of a change in estimate of the DRD tax benefit reported during 2002. The change in estimate was the result of actual 2002 investment performance on the related separate accounts being unexpectedly out of pattern with past performance, which had been the basis for the estimate. The total DRD benefit relating to the 2003 tax year recorded during the twelve months ended December 31, 2003 was $87.

The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other tax-related items, and will adjust its estimate of the probable outcome of these issues as developments warrant.

UNFUNDED COMMITMENTS

At December 31, 2003, Hartford Life Insurance Company has outstanding commitments totaling $214, of which $152 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $62 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage loans. These have a commitment period that expires in less than one year.

13. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

The Company's employees are included in The Hartford's non-contributory defined benefit pension benefit plans and the Company is allocated expense for these plans by The Hartford. On September 30, 2003, Hartford Life, Inc. assumed the Company's intercompany payable of $49 for the reimbursement of costs associated with the defined benefit pension plans. As a result, the Company reported $49 as a capital contribution during the quarter ended September 30, 2003 to reflect the extinguishment of the intercompany payable.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2003, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(26).

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

14. SEGMENT INFORMATION

With the recent change in Hartford Life Insurance Company's internal organization, the Company has changed its reportable operating segments from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products Group ("Retail"), Institutional Solutions Group ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under
Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under
Section 457 plans, other institutional investment products and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to the parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Corporate and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Corporate. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in Corporate. Credit related net capital losses are retained by Corporate. However, in exchange for retaining credit related losses, Corporate charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2003        2002        2001
                                                         ----------------------------------
TOTAL REVENUES
  Retail Products Group                                   $  1,774    $  1,556    $  1,523
  Institutional Solutions Group                              2,082       1,730       2,141
  Individual Life                                              893         858         774
  Other                                                        119        (195)         50
                                                         ----------------------------------
                                         TOTAL REVENUES   $  4,868    $  3,949    $  4,488
                                                         ----------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                   $    493    $    367    $    279
  Institutional Solutions Group                                976         958         938
  Individual Life                                              222         224         205
  Other                                                         73          23          69
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,764    $  1,572    $  1,491
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS
  Retail Products Group                                   $    462    $    377    $    406
  Institutional Solutions Group                                 33           8           7
  Individual Life                                              165         146         153
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    660    $    531    $    566
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                   $     30    $     55    $     86
  Institutional Solutions Group                                 57          46          42
  Individual Life                                               64          59          54
  Other                                                         17        (158)       (138)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $    168    $      2    $     44
                                                         ----------------------------------
NET INCOME (LOSS)
  Retail Products Group                                   $    341    $    280    $    319
  Institutional Solutions Group                                119          94          92
  Individual Life                                              134         116         106
  Other                                                         32         (64)        129
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    626    $    426    $    646
                                                         ----------------------------------
ASSETS
  Retail Products Group                                    105,903      81,672      92,061
  Institutional Solutions Group                             50,968      47,988      41,271
  Individual Life                                           10,162       8,840       9,146
  Other                                                      4,907       3,601       2,955
                                                         ----------------------------------
                                           TOTAL ASSETS   $171,940    $142,101    $145,433
                                                         ----------------------------------
REVENUES BY PRODUCT
  Retail Products Group
    Individual Annuities                                  $  1,656    $  1,451    $  1,431
    Other                                                      118         105          92
                                                         ----------------------------------
                            TOTAL RETAIL PRODUCTS GROUP      1,774       1,556       1,523
                                                         ----------------------------------
  Institutional Solutions Group                              2,082       1,730       2,141
  Individual Life                                              893         858         774
                                                         ----------------------------------
                              TOTAL REVENUES BY PRODUCT   $  4,749    $  4,144    $  4,438
                                                         ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2003 AND 2002 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2003      2002      2003      2002      2003      2002      2003      2002
                                     ------------------------------------------------------------------------------
Revenues                              $1,018    $1,072    $1,186     $921     $1,449     $952     $1,215    $1,004
Benefits, claims and expenses            888       895       970      863      1,229      873        987       890
Net income                               100       132       189       57        167      146        170        91
                                     ------------------------------------------------------------------------------

17. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1)(a) Resolution of the Board of Directors of Hartford Life
                 Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b) (1)(b) Resolution of the Board of Directors of Hartford Life
                 Insurance Company ("Hartford") authorizing the re-designation of the Separate Account.(2)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(3)

          (3)  (b) Form of Dealer Agreement.(3)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)

          (5)  Form of Application.(4)

          (6)  (a) Certificate of Incorporation of Hartford.(5)

          (6)  (b) Bylaws of Hartford.(6)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(7)

          (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

          (10) Consent of Deloitte & Touche LLP.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

--------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69439, filed on April 9, 2001.
(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101938, filed on April 7, 2003.
(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, File No. 333- 69485, filed on April 9, 2001.
(7) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.
(8) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo Jr.                    Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 27. Number of Contract Owners

         As of August 31, 2004, there were 165,510 Contract Owners.

Item 28. Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a) involved a knowing and culpable violation of law by the director;
(b) enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e) created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC
         Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC
         Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP
         Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ
         Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

     (b) Directors and Officers of HSD

                                                 POSITIONS AND OFFICES
             NAME                                WITH UNDERWRITER
             ----                                ----------------
         David A. Carlson                 Senior Vice President and Deputy Chief
                                          Financial Officer
         Bruce W. Ferris                  Vice President
         George R. Jay                    Controller
         Stephen T. Joyce                 Vice President
         Thomas M. Marra                  President, Chief Executive Officer and
                                          Chairman of the Board, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary
         Martin A. Swanson                Vice President
         John C. Walters                  Executive Vice President, Director
         Lizabeth H. Zlatkus              Director

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 19th day of October, 2004.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TEN

         (Registrant)

By: Thomas M. Marra                                *By: /s/ Marianne O'Doherty
   ---------------------------------------------       -----------------------
    Thomas M. Marra, President, Chief Executive         Marianne O'Doherty
    Officer and Chairman of the Board*                  Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
         (Depositor)

By: THOMAS M. MARRA
   ---------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President & Deputy
     Chief Financial Officer, Director*
Michael L. Kalen, Senior Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
     Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,       *By:  /s/ Marianne O'Doherty
     Director*                                         ------------------------
John C. Walters, Executive Vice President,                 Marianne O'Doherty
     Director*                                             Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*         Date: October 19, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-101940

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

(10) Consent of Deloitte & Touche LLP.

(99) Copy of Power of Attorney.